Report of Independent Registered Public Accounting Firm

To the Board of Directors of ReliaStar Life Insurance Company and Contract Owners of Select*Life Variable Account of ReliaStar Life Insurance Company
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of each of the subaccounts listed in the Appendix that comprise Select*Life Variable Account of ReliaStar Life Insurance Company (the Separate Account), as of December 31, 2025, the related statement of operations and the statements of changes in net assets for each of the periods indicated in the Appendix, and the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2025, the results of its operations and changes in its net assets for each of the periods indicated in the Appendix, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
/S/ ERNST & YOUNG LLP
We have served as the Separate Accounts Auditor since 2001.
Atlanta, GA
April 6, 2026

Appendix

Subaccounts comprising Select*Life Variable Account of ReliaStar Life Insurance Company

Subaccounts	Statement of Operations	Statements of Changes in Net Assets
American Funds Insurance Series® Growth Fund - Class 2	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
American Funds Insurance Series® Growth-Income Fund - Class 2
American Funds Insurance Series® International Fund - Class 2
BlackRock Global Allocation V.I. Fund - Class III
Fidelity® VIP Equity-Income Portfolio - Initial Class
Fidelity® VIP Contrafund® Portfolio - Initial Class
Fidelity® VIP Index 500 Portfolio - Initial Class
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class
Neuberger Berman Advisers Management Trust® Quality Equity Portfolio - Class I Shares
Voya Intermediate Bond Portfolio - Class I
Voya Global Perspectives® Portfolio - Class I
Voya Government Liquid Assets Portfolio - Class I
Voya High Yield Portfolio - Institutional Class
Voya Large Cap Growth Portfolio - Institutional Class
Voya Large Cap Value Portfolio - Institutional Class
Voya Limited Maturity Bond Portfolio - Service Class
Voya Retirement Aggressive Portfolio - Institutional Class
Voya Retirement Moderate Portfolio - Institutional Class
Voya Retirement Moderately Aggressive Portfolio - Institutional Class
Voya U.S. Stock Index Portfolio - Institutional Class
VY® CBRE Global Real Estate Portfolio - Service Class
VY® CBRE Real Estate Portfolio - Institutional Class
VY® Invesco Growth and Income Portfolio - Service Class
VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class
VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class
VY® T. Rowe Price Capital Appreciation Portfolio - Institutional Class
VY® T. Rowe Price Equity Income Portfolio - Institutional Class
Voya Global Bond Portfolio - Service Class
Voya Global Insights Portfolio - Initial Class
Voya International High Dividend Low Volatility Portfolio - Initial Class
Voya Solution Moderately Aggressive Portfolio - Initial Class
VY® American Century Small-Mid Cap Value Portfolio - Initial Class
VY® Baron Growth Portfolio - Initial Class
VY® Columbia Small Cap Value II Portfolio - Initial Class
VY® Invesco Comstock Portfolio - Initial Class
VY® Invesco Equity and Income Portfolio - Initial Class
VY® JPMorgan Mid Cap Value Portfolio - Initial Class
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class
Voya Growth and Income Portfolio - Class I
Voya Global High Dividend Low Volatility Portfolio - Class I
Voya Index Plus LargeCap Portfolio - Class I
Voya Index Plus MidCap Portfolio - Class I
Voya Index Plus SmallCap Portfolio - Class I
Voya International Index Portfolio - Class I
Voya Russell™ Large Cap Growth Index Portfolio - Class I

Subaccounts	Statement of Operations	Statements of Changes in Net Assets
Voya Russell™ Large Cap Index Portfolio - Class I	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Voya Russell™ Large Cap Value Index Portfolio - Class I
Voya Russell™ Mid Cap Growth Index Portfolio - Class I
Voya Russell™ Small Cap Index Portfolio - Class I
Voya Small Company Portfolio - Class I
Voya U.S. Bond Index Portfolio - Class I
Voya MidCap Opportunities Portfolio - Class I
Voya SmallCap Opportunities Portfolio - Class I
Voya Balanced Income Portfolio - Institutional Class	For the year ended December 31, 2025	For the year ended December 31, 2025 and the period from July 8, 2024 (commencement of operations) through December 31, 2024
Voya Solution Aggressive Portfolio - Initial Class
Voya Solution Balanced Portfolio - Initial Class
Voya Solution Conservative Portfolio - Initial Class

SELECT*LIFE VARIABLE ACCOUNT
OF RELIASTAR LIFE INSURANCE COMPANY
Statement of Assets and Liabilities
December 31, 2025
(In thousands, except number of shares)

	American Funds Insurance Series® Growth Fund - Class 2	American Funds Insurance Series® Growth-Income Fund - Class 2	American Funds Insurance Series® International Fund - Class 2	BlackRock Global Allocation V.I. Fund - Class III	Fidelity® VIP Equity-Income Portfolio - Initial Class
Assets
Investments in mutual funds
at fair value	$110,233	$52,580	$25,814	$9,553	$90,031
Total assets	110,233	52,580	25,814	9,553	90,031
Net assets	$110,233	$52,580	$25,814	$9,553	$90,031

Total number of mutual fund shares	794,189	793,306	1,161,747	716,099	3,059,157

Cost of mutual fund shares	$67,472	$41,028	$21,831	$9,784	$71,392

	Fidelity® VIP Contrafund® Portfolio - Initial Class	Fidelity® VIP Index 500 Portfolio - Initial Class	Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	Neuberger Berman Advisers Management Trust® Quality Equity Portfolio - Class I Shares	Voya Intermediate Bond Portfolio - Class I
Assets
Investments in mutual funds
at fair value	$167,182	$1,926	$1,426	$2,758	$17,990
Total assets	167,182	1,926	1,426	2,758	17,990
Net assets	$167,182	$1,926	$1,426	$2,758	$17,990

Total number of mutual fund shares	2,791,490	2,918	125,523	64,504	1,629,556

Cost of mutual fund shares	$119,028	$589	$1,582	$1,704	$19,870

The accompanying notes are an integral part of these financial statements.
4

SELECT*LIFE VARIABLE ACCOUNT
OF RELIASTAR LIFE INSURANCE COMPANY
Statement of Assets and Liabilities
December 31, 2025
(In thousands, except number of shares)

	Voya Balanced Income Portfolio - Institutional Class	Voya Global Perspectives® Portfolio - Class I	Voya Government Liquid Assets Portfolio - Class I	Voya High Yield Portfolio - Institutional Class	Voya Large Cap Growth Portfolio - Institutional Class
Assets
Investments in mutual funds
at fair value	$8,804	$186	$35,285	$9,474	$212,198
Total assets	8,804	186	35,285	9,474	212,198
Net assets	$8,804	$186	$35,285	$9,474	$212,198

Total number of mutual fund shares	850,583	19,496	35,284,931	1,065,735	11,227,417

Cost of mutual fund shares	$8,496	$205	$35,285	$9,973	$177,224

	Voya Retirement Aggressive Portfolio - Institutional Class	Voya Retirement Moderate Portfolio - Institutional Class	Voya Retirement Moderately Aggressive Portfolio - Institutional Class	Voya U.S. Stock Index Portfolio - Institutional Class	VY® CBRE Global Real Estate Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$19,615	$9,597	$6,937	$115,911	$2,911
Total assets	19,615	9,597	6,937	115,911	2,911
Net assets	$19,615	$9,597	$6,937	$115,911	$2,911

Total number of mutual fund shares	1,840,032	951,112	705,030	5,503,831	282,096

Cost of mutual fund shares	$22,045	$10,138	$7,610	$92,336	$3,335

The accompanying notes are an integral part of these financial statements.
5

SELECT*LIFE VARIABLE ACCOUNT
OF RELIASTAR LIFE INSURANCE COMPANY
Statement of Assets and Liabilities
December 31, 2025
(In thousands, except number of shares)

	VY® CBRE Real Estate Portfolio - Institutional Class	VY® Invesco Growth and Income Portfolio - Service Class	VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class	VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class	VY® T. Rowe Price Capital Appreciation Portfolio - Institutional Class
Assets
Investments in mutual funds
at fair value	$999	$11,572	$8,027	$5	$101,479
Total assets	999	11,572	8,027	5	101,479
Net assets	$999	$11,572	$8,027	$5	$101,479

Total number of mutual fund shares	36,031	558,761	582,124	352	3,793,598

Cost of mutual fund shares	$959	$12,082	$9,517	$5	$102,789

	Voya Global Bond Portfolio - Service Class	Voya Global Insights Portfolio - Initial Class	Voya International High Dividend Low Volatility Portfolio - Initial Class	Voya Solution Aggressive Portfolio - Initial Class	Voya Solution Balanced Portfolio - Initial Class
Assets
Investments in mutual funds
at fair value	$4,804	$59,339	$—	$826	$58
Total assets	4,804	59,339	—	826	58
Net assets	$4,804	$59,339	$—	$826	$58

Total number of mutual fund shares	578,046	5,504,548	19	51,214	5,492

Cost of mutual fund shares	$5,491	$72,573	$—	$746	$53

The accompanying notes are an integral part of these financial statements.
6

SELECT*LIFE VARIABLE ACCOUNT
OF RELIASTAR LIFE INSURANCE COMPANY
Statement of Assets and Liabilities
December 31, 2025
(In thousands, except number of shares)

	Voya Solution Conservative Portfolio - Initial Class	Voya Solution Moderately Aggressive Portfolio - Initial Class	VY® Baron Growth Portfolio - Initial Class	VY® Invesco Comstock Portfolio - Initial Class	VY® Invesco Equity and Income Portfolio - Initial Class
Assets
Investments in mutual funds
at fair value	$4	$833	$7,987	$9,653	$7,573
Total assets	4	833	7,987	9,653	7,573
Net assets	$4	$833	$7,987	$9,653	$7,573

Total number of mutual fund shares	335	73,937	410,854	457,263	226,069

Cost of mutual fund shares	$3	$868	$10,239	$9,027	$8,902

	Voya Growth and Income Portfolio - Class I	Voya Global High Dividend Low Volatility Portfolio - Class I	Voya Index Plus LargeCap Portfolio - Class I	Voya Index Plus MidCap Portfolio - Class I	Voya Index Plus SmallCap Portfolio - Class I
Assets
Investments in mutual funds
at fair value	$12,586	$10,431	$20,999	$115,599	$77,037
Total assets	12,586	10,431	20,999	115,599	77,037
Net assets	$12,586	$10,431	$20,999	$115,599	$77,037

Total number of mutual fund shares	549,124	869,964	681,574	5,455,339	3,334,943

Cost of mutual fund shares	$12,766	$9,009	$20,165	$120,352	$77,522

The accompanying notes are an integral part of these financial statements.
7

SELECT*LIFE VARIABLE ACCOUNT
OF RELIASTAR LIFE INSURANCE COMPANY
Statement of Assets and Liabilities
December 31, 2025
(In thousands, except number of shares)

	Voya International Index Portfolio - Class I	Voya Russell™ Large Cap Growth Index Portfolio - Class I	Voya Russell™ Large Cap Index Portfolio - Class I	Voya Russell™ Large Cap Value Index Portfolio - Class I	Voya Russell™ Mid Cap Growth Index Portfolio - Class I
Assets
Investments in mutual funds
at fair value	$29,962	$265,949	$10,492	$49,181	$3,940
Total assets	29,962	265,949	10,492	49,181	3,940
Net assets	$29,962	$265,949	$10,492	$49,181	$3,940

Total number of mutual fund shares	2,111,489	3,074,559	219,681	1,780,625	86,927

Cost of mutual fund shares	$21,979	$107,060	$7,403	$43,255	$3,772

	Voya Russell™ Small Cap Index Portfolio - Class I	Voya U.S. Bond Index Portfolio - Class I	Voya MidCap Opportunities Portfolio - Class I
Assets
Investments in mutual funds
at fair value	$1,742	$5,123	$8
Total assets	1,742	5,123	8
Net assets	$1,742	$5,123	$8

Total number of mutual fund shares	125,949	558,700	1,388

Cost of mutual fund shares	$1,688	$5,324	$8

Note: The Statement of Assets and Liabilities was zero as of December 31, 2025 for the closed subaccounts listed in the Organization Note.

The accompanying notes are an integral part of these financial statements.
8

SELECT*LIFE VARIABLE ACCOUNT
OF RELIASTAR LIFE INSURANCE COMPANY
Statement of Operations
For the Period or Year Ended December 31, 2025
(In thousands)

	American Funds Insurance Series® Growth Fund - Class 2	American Funds Insurance Series® Growth-Income Fund - Class 2	American Funds Insurance Series® International Fund - Class 2	BlackRock Global Allocation V.I. Fund - Class III	Fidelity® VIP Equity-Income Portfolio - Initial Class
Net investment income (loss)
Investment income:
Dividends	$160	$462	$316	$376	$1,534
Expenses:
Mortality and expense risk charges	16	12	4	2	144
Net investment income (loss)	144	450	312	374	1,390

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	3,247	1,702	101	(10)	1,454
Capital gains distributions	8,155	8,706	—	919	4,739
Total realized gain (loss) on investments
and capital gains distributions	11,402	10,408	101	909	6,193
Net unrealized appreciation
(depreciation) of investments	7,531	(2,211)	5,117	274	7,112
Net realized and unrealized gain (loss)
on investments	18,933	8,197	5,218	1,183	13,305
Net increase (decrease) in net assets
resulting from operations	$19,077	$8,647	$5,530	$1,557	$14,695

	Fidelity® VIP Contrafund® Portfolio - Initial Class	Fidelity® VIP Index 500 Portfolio - Initial Class	Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	Neuberger Berman Advisers Management Trust® Quality Equity Portfolio - Class I Shares	Voya Intermediate Bond Portfolio - Class I
Net investment income (loss)
Investment income:
Dividends	$219	$21	$51	$—	$844
Expenses:
Mortality and expense risk charges	38	14	1	—	4
Net investment income (loss)	181	7	50	—	840

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	4,845	90	(21)	203	(421)
Capital gains distributions	24,994	9	—	160	—
Total realized gain (loss) on investments
and capital gains distributions	29,839	99	(21)	363	(421)
Net unrealized appreciation
(depreciation) of investments	299	180	72	(9)	907
Net realized and unrealized gain (loss)
on investments	30,138	279	51	354	486
Net increase (decrease) in net assets
resulting from operations	$30,319	$286	$101	$354	$1,326

The accompanying notes are an integral part of these financial statements.
9

SELECT*LIFE VARIABLE ACCOUNT
OF RELIASTAR LIFE INSURANCE COMPANY
Statement of Operations
For the Period or Year Ended December 31, 2025
(In thousands)

	Voya Balanced Income Portfolio - Institutional Class	Voya Global Perspectives® Portfolio - Class I	Voya Government Liquid Assets Portfolio - Class I	Voya High Yield Portfolio - Institutional Class	Voya Large Cap Growth Portfolio - Institutional Class
Net investment income (loss)
Investment income:
Dividends	$329	$10	$1,413	$585	$—
Expenses:
Mortality and expense risk charges	10	—	20	10	41
Net investment income (loss)	319	10	1,393	575	(41)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	30	(7)	—	(64)	2,456
Capital gains distributions	316	—	25	—	21,735
Total realized gain (loss) on investments
and capital gains distributions	346	(7)	25	(64)	24,191
Net unrealized appreciation
(depreciation) of investments	146	20	—	265	4,585
Net realized and unrealized gain (loss)
on investments	492	13	25	201	28,776
Net increase (decrease) in net assets
resulting from operations	$811	$23	$1,418	$776	$28,735

	Voya Large Cap Value Portfolio - Institutional Class	Voya Limited Maturity Bond Portfolio - Service Class	Voya Retirement Aggressive Portfolio - Institutional Class	Voya Retirement Moderate Portfolio - Institutional Class	Voya Retirement Moderately Aggressive Portfolio - Institutional Class
Net investment income (loss)
Investment income:
Dividends	$—	$32	$574	$394	$256
Expenses:
Mortality and expense risk charges	—	—	3	3	1
Net investment income (loss)	—	32	571	391	255

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	610	(516)	(44)	(92)	(85)
Capital gains distributions	—	—	4,152	448	1,139
Total realized gain (loss) on investments
and capital gains distributions	610	(516)	4,108	356	1,054
Net unrealized appreciation
(depreciation) of investments	3	516	(1,941)	193	(403)
Net realized and unrealized gain (loss)
on investments	613	—	2,167	549	651
Net increase (decrease) in net assets
resulting from operations	$613	$32	$2,738	$940	$906

The accompanying notes are an integral part of these financial statements.
10

SELECT*LIFE VARIABLE ACCOUNT
OF RELIASTAR LIFE INSURANCE COMPANY
Statement of Operations
For the Period or Year Ended December 31, 2025
(In thousands)

	Voya U.S. Stock Index Portfolio - Institutional Class	VY® CBRE Global Real Estate Portfolio - Service Class	VY® CBRE Real Estate Portfolio - Institutional Class	VY® Invesco Growth and Income Portfolio - Service Class	VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class
Net investment income (loss)
Investment income:
Dividends	$1,658	$79	$30	$297	$66
Expenses:
Mortality and expense risk charges	7	1	—	6	1
Net investment income (loss)	1,651	78	30	291	65

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1,546	(59)	4	(73)	(365)
Capital gains distributions	11,153	—	—	1,976	1,480
Total realized gain (loss) on investments
and capital gains distributions	12,699	(59)	4	1,903	1,115
Net unrealized appreciation
(depreciation) of investments	3,198	164	(32)	(611)	1,053
Net realized and unrealized gain (loss)
on investments	15,897	105	(28)	1,292	2,168
Net increase (decrease) in net assets
resulting from operations	$17,548	$183	$2	$1,583	$2,233

	VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class	VY® T. Rowe Price Capital Appreciation Portfolio - Institutional Class	VY® T. Rowe Price Equity Income Portfolio - Institutional Class	Voya Global Bond Portfolio - Service Class	Voya Global Insights Portfolio - Initial Class
Net investment income (loss)
Investment income:
Dividends	$—	$2,273	$—	$175	$214
Expenses:
Mortality and expense risk charges	1	29	—	1	17
Net investment income (loss)	(1)	2,244	—	174	197

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	247	329	1,106	(358)	(3,347)
Capital gains distributions	1	13,942	1	—	3,887
Total realized gain (loss) on investments
and capital gains distributions	248	14,271	1,107	(358)	540
Net unrealized appreciation
(depreciation) of investments	1,053	(5,017)	(404)	569	11,147
Net realized and unrealized gain (loss)
on investments	1,301	9,254	703	211	11,687
Net increase (decrease) in net assets
resulting from operations	$1,300	$11,498	$703	$385	$11,884

The accompanying notes are an integral part of these financial statements.
11

SELECT*LIFE VARIABLE ACCOUNT
OF RELIASTAR LIFE INSURANCE COMPANY
Statement of Operations
For the Period or Year Ended December 31, 2025
(In thousands)

	Voya International High Dividend Low Volatility Portfolio - Initial Class	Voya Solution Aggressive Portfolio - Initial Class	Voya Solution Balanced Portfolio - Initial Class	Voya Solution Conservative Portfolio - Initial Class	Voya Solution Moderately Aggressive Portfolio - Initial Class
Net investment income (loss)
Investment income:
Dividends	$—	$15	$1	$—	$24
Expenses:
Mortality and expense risk charges	—	—	—	—	—
Net investment income (loss)	—	15	1	—	24

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(8)	1	—	—	3
Capital gains distributions	—	47	2	—	166
Total realized gain (loss) on investments
and capital gains distributions	(8)	48	2	—	169
Net unrealized appreciation
(depreciation) of investments	231	58	4	—	(84)
Net realized and unrealized gain (loss)
on investments	223	106	6	—	85
Net increase (decrease) in net assets
resulting from operations	$223	$121	$7	$—	$109

	VY® American Century Small-Mid Cap Value Portfolio - Initial Class	VY® Baron Growth Portfolio - Initial Class	VY® Columbia Small Cap Value II Portfolio - Initial Class	VY® Invesco Comstock Portfolio - Initial Class	VY® Invesco Equity and Income Portfolio - Initial Class
Net investment income (loss)
Investment income:
Dividends	$—	$44	$—	$147	$145
Expenses:
Mortality and expense risk charges	—	1	—	—	1
Net investment income (loss)	—	43	—	147	144

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1	(124)	61	52	(685)
Capital gains distributions	—	1,617	—	1,055	2,519
Total realized gain (loss) on investments
and capital gains distributions	1	1,493	61	1,107	1,834
Net unrealized appreciation
(depreciation) of investments	—	(2,526)	150	200	(973)
Net realized and unrealized gain (loss)
on investments	1	(1,033)	211	1,307	861
Net increase (decrease) in net assets
resulting from operations	$1	$(990)	$211	$1,454	$1,005

The accompanying notes are an integral part of these financial statements.
12

SELECT*LIFE VARIABLE ACCOUNT
OF RELIASTAR LIFE INSURANCE COMPANY
Statement of Operations
For the Period or Year Ended December 31, 2025
(In thousands)

	VY® JPMorgan Mid Cap Value Portfolio - Initial Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	Voya Growth and Income Portfolio - Class I	Voya Global High Dividend Low Volatility Portfolio - Class I	Voya Index Plus LargeCap Portfolio - Class I
Net investment income (loss)
Investment income:
Dividends	$—	$—	$39	$239	$148
Expenses:
Mortality and expense risk charges	—	2	4	2	3
Net investment income (loss)	—	(2)	35	237	145

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(153)	8,955	(74)	181	297
Capital gains distributions	—	—	861	1,219	2,017
Total realized gain (loss) on investments
and capital gains distributions	(153)	8,955	787	1,400	2,314
Net unrealized appreciation
(depreciation) of investments	370	(3,274)	1,138	96	(98)
Net realized and unrealized gain (loss)
on investments	217	5,681	1,925	1,496	2,216
Net increase (decrease) in net assets
resulting from operations	$217	$5,679	$1,960	$1,733	$2,361

	Voya Index Plus MidCap Portfolio - Class I	Voya Index Plus SmallCap Portfolio - Class I	Voya International Index Portfolio - Class I	Voya Russell™ Large Cap Growth Index Portfolio - Class I	Voya Russell™ Large Cap Index Portfolio - Class I
Net investment income (loss)
Investment income:
Dividends	$712	$516	$673	$413	$129
Expenses:
Mortality and expense risk charges	32	15	11	372	—
Net investment income (loss)	680	501	662	41	129

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	582	(19)	737	13,343	167
Capital gains distributions	7,822	3,919	—	23,112	194
Total realized gain (loss) on investments
and capital gains distributions	8,404	3,900	737	36,455	361
Net unrealized appreciation
(depreciation) of investments	(6,044)	(926)	5,561	4,812	984
Net realized and unrealized gain (loss)
on investments	2,360	2,974	6,298	41,267	1,345
Net increase (decrease) in net assets
resulting from operations	$3,040	$3,475	$6,960	$41,308	$1,474

The accompanying notes are an integral part of these financial statements.
13

SELECT*LIFE VARIABLE ACCOUNT
OF RELIASTAR LIFE INSURANCE COMPANY
Statement of Operations
For the Period or Year Ended December 31, 2025
(In thousands)

	Voya Russell™ Large Cap Value Index Portfolio - Class I	Voya Russell™ Mid Cap Growth Index Portfolio - Class I	Voya Russell™ Small Cap Index Portfolio - Class I	Voya Small Company Portfolio - Class I	Voya U.S. Bond Index Portfolio - Class I
Net investment income (loss)
Investment income:
Dividends	$3,223	$9	$24	$—	$220
Expenses:
Mortality and expense risk charges	11	1	1	—	1
Net investment income (loss)	3,212	8	23	—	219

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1,473	50	(82)	243	(125)
Capital gains distributions	8,114	450	168	—	—
Total realized gain (loss) on investments
and capital gains distributions	9,587	500	86	243	(125)
Net unrealized appreciation
(depreciation) of investments	(5,911)	(224)	54	44	277
Net realized and unrealized gain (loss)
on investments	3,676	276	140	287	152
Net increase (decrease) in net assets
resulting from operations	$6,888	$284	$163	$287	$371

	Voya MidCap Opportunities Portfolio - Class I	Voya SmallCap Opportunities Portfolio - Class I
Net investment income (loss)
Investment income:
Dividends	$—	$—
Expenses:
Mortality and expense risk charges	—	—
Net investment income (loss)	—	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	421	1,300
Capital gains distributions	1	—
Total realized gain (loss) on investments
and capital gains distributions	422	1,300
Net unrealized appreciation
(depreciation) of investments	790	(226)
Net realized and unrealized gain (loss)
on investments	1,212	1,074
Net increase (decrease) in net assets
resulting from operations	$1,212	$1,074

The accompanying notes are an integral part of these financial statements.
14

SELECT*LIFE VARIABLE ACCOUNT
OF RELIASTAR LIFE INSURANCE COMPANY
Statements of Changes in Net Assets
For the Periods or Years Ended December 31, 2025 and 2024
(In thousands)

	American Funds Insurance Series® Growth Fund - Class 2	American Funds Insurance Series® Growth-Income Fund - Class 2	American Funds Insurance Series® International Fund - Class 2	BlackRock Global Allocation V.I. Fund - Class III	Fidelity® VIP Equity-Income Portfolio - Initial Class
Net assets at January 1, 2024	$82,466	$42,370	$21,680	$8,361	$74,196

Increase (decrease) in net assets
Operations:
Net investment income (loss)	289	507	259	120	1,282
Total realized gain (loss) on investments
and capital gains distributions	4,381	2,931	(36)	662	5,519
Net unrealized appreciation
(depreciation) of investments	20,140	6,441	480	(61)	4,220
Net increase (decrease) in net assets
resulting from operations	24,810	9,879	703	721	11,021
Changes from principal transactions:
Premiums	975	581	610	124	1,749
Death benefits	(1,698)	(679)	(505)	(42)	(900)
Surrenders & withdrawals	(2,967)	(1,636)	(731)	(344)	(2,239)
Policy loans	(1,170)	(462)	(169)	(38)	169
Contract charges	(1,888)	(1,055)	(659)	(245)	(2,647)
Transfers between subaccounts (including
fixed account), net	(1,428)	316	137	(127)	(455)
Increase (decrease) in net assets
derived from principal transactions	(8,176)	(2,935)	(1,317)	(672)	(4,323)
Total increase (decrease) in net assets	16,634	6,944	(614)	49	6,698
Net assets at December 31, 2024	99,100	49,314	21,066	8,410	80,894

Increase (decrease) in net assets
Operations:
Net investment income (loss)	144	450	312	374	1,390
Total realized gain (loss) on investments
and capital gains distributions	11,402	10,408	101	909	6,193
Net unrealized appreciation
(depreciation) of investments	7,531	(2,211)	5,117	274	7,112
Net increase (decrease) in net assets
resulting from operations	19,077	8,647	5,530	1,557	14,695
Changes from principal transactions:
Premiums	890	536	543	118	1,646
Death benefits	(975)	(261)	(159)	(7)	(801)
Surrenders & withdrawals	(4,261)	(2,722)	(735)	(369)	(4,030)
Policy loans	(498)	(135)	(36)	(17)	(188)
Contract charges	(1,830)	(1,025)	(621)	(231)	(2,582)
Transfers between subaccounts (including
fixed account), net	(1,270)	(1,774)	226	92	397
Increase (decrease) in net assets
derived from principal transactions	(7,944)	(5,381)	(782)	(414)	(5,558)
Total increase (decrease) in net assets	11,133	3,266	4,748	1,143	9,137
Net assets at December 31, 2025	$110,233	$52,580	$25,814	$9,553	$90,031

The accompanying notes are an integral part of these financial statements.
15

SELECT*LIFE VARIABLE ACCOUNT
OF RELIASTAR LIFE INSURANCE COMPANY
Statements of Changes in Net Assets
For the Periods or Years Ended December 31, 2025 and 2024
(In thousands)

	Fidelity® VIP Contrafund® Portfolio - Initial Class	Fidelity® VIP Index 500 Portfolio - Initial Class	Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	Neuberger Berman Advisers Management Trust® Quality Equity Portfolio - Class I Shares	Voya Intermediate Bond Portfolio - Class I
Net assets at January 1, 2024	$119,736	$1,575	$1,693	$2,466	$17,160

Increase (decrease) in net assets
Operations:
Net investment income (loss)	225	7	52	6	799
Total realized gain (loss) on investments
and capital gains distributions	20,826	129	(28)	206	(194)
Net unrealized appreciation
(depreciation) of investments	18,201	229	5	408	(128)
Net increase (decrease) in net assets
resulting from operations	39,252	365	29	620	477
Changes from principal transactions:
Premiums	2,024	—	—	42	664
Death benefits	(1,392)	(27)	(16)	(55)	(109)
Surrenders & withdrawals	(5,684)	(98)	(71)	(72)	(506)
Policy loans	(367)	—	(3)	(9)	112
Contract charges	(3,853)	(57)	(57)	(81)	(864)
Transfers between subaccounts (including
fixed account), net	(1,725)	(1)	(81)	(17)	514
Increase (decrease) in net assets
derived from principal transactions	(10,997)	(183)	(228)	(192)	(189)
Total increase (decrease) in net assets	28,255	182	(199)	428	288
Net assets at December 31, 2024	147,991	1,757	1,494	2,894	17,448

Increase (decrease) in net assets
Operations:
Net investment income (loss)	181	7	50	—	840
Total realized gain (loss) on investments
and capital gains distributions	29,839	99	(21)	363	(421)
Net unrealized appreciation
(depreciation) of investments	299	180	72	(9)	907
Net increase (decrease) in net assets
resulting from operations	30,319	286	101	354	1,326
Changes from principal transactions:
Premiums	1,867	—	—	36	636
Death benefits	(1,632)	(12)	(12)	(195)	(213)
Surrenders & withdrawals	(6,981)	(45)	(110)	(165)	(519)
Policy loans	(833)	—	(2)	(16)	(51)
Contract charges	(3,718)	(56)	(45)	(74)	(828)
Transfers between subaccounts (including
fixed account), net	168	(4)	—	(76)	191
Increase (decrease) in net assets
derived from principal transactions	(11,128)	(117)	(169)	(490)	(784)
Total increase (decrease) in net assets	19,191	169	(68)	(136)	542
Net assets at December 31, 2025	$167,182	$1,926	$1,426	$2,758	$17,990

The accompanying notes are an integral part of these financial statements.
16

SELECT*LIFE VARIABLE ACCOUNT
OF RELIASTAR LIFE INSURANCE COMPANY
Statements of Changes in Net Assets
For the Periods or Years Ended December 31, 2025 and 2024
(In thousands)

	Voya Balanced Income Portfolio - Institutional Class	Voya Global Perspectives® Portfolio - Class I	Voya Government Liquid Assets Portfolio - Class I	Voya High Yield Portfolio - Institutional Class	Voya Large Cap Growth Portfolio - Institutional Class
Net assets at January 1, 2024	$—	$250	$25,350	$8,985	$158,523

Increase (decrease) in net assets
Operations:
Net investment income (loss)	95	6	1,202	603	(41)
Total realized gain (loss) on investments
and capital gains distributions	2	(22)	9	(85)	530
Net unrealized appreciation
(depreciation) of investments	161	29	—	128	52,930
Net increase (decrease) in net assets
resulting from operations	258	13	1,211	646	53,419
Changes from principal transactions:
Premiums	26	2	1,506	161	2,656
Death benefits	(16)	—	(252)	(70)	(1,363)
Surrenders & withdrawals	(407)	—	(1,992)	(397)	(8,114)
Policy loans	(5)	2	(175)	(23)	(664)
Contract charges	(113)	(5)	(1,683)	(365)	(4,941)
Transfers between subaccounts (including
fixed account), net	7,081	(73)	33	339	(55)
Increase (decrease) in net assets
derived from principal transactions	6,566	(74)	(2,561)	(355)	(12,480)
Total increase (decrease) in net assets	6,824	(61)	(1,350)	291	40,939
Net assets at December 31, 2024	6,824	189	24,000	9,276	199,462

Increase (decrease) in net assets
Operations:
Net investment income (loss)	319	10	1,393	575	(41)
Total realized gain (loss) on investments
and capital gains distributions	346	(7)	25	(64)	24,191
Net unrealized appreciation
(depreciation) of investments	146	20	—	265	4,585
Net increase (decrease) in net assets
resulting from operations	811	23	1,418	776	28,735
Changes from principal transactions:
Premiums	78	2	1,600	160	2,453
Death benefits	(218)	(1)	(128)	(51)	(1,953)
Surrenders & withdrawals	(148)	(24)	(3,613)	(374)	(9,986)
Policy loans	(23)	1	(69)	(26)	(554)
Contract charges	(239)	(5)	(2,083)	(345)	(4,745)
Transfers between subaccounts (including
fixed account), net	1,719	1	14,158	58	(1,215)
Increase (decrease) in net assets
derived from principal transactions	1,169	(26)	9,867	(578)	(15,999)
Total increase (decrease) in net assets	1,980	(3)	11,285	198	12,736
Net assets at December 31, 2025	$8,804	$186	$35,285	$9,474	$212,198

The accompanying notes are an integral part of these financial statements.
17

SELECT*LIFE VARIABLE ACCOUNT
OF RELIASTAR LIFE INSURANCE COMPANY
Statements of Changes in Net Assets
For the Periods or Years Ended December 31, 2025 and 2024
(In thousands)

	Voya Large Cap Value Portfolio - Institutional Class	Voya Limited Maturity Bond Portfolio - Service Class	Voya Retirement Aggressive Portfolio - Institutional Class	Voya Retirement Moderate Portfolio - Institutional Class	Voya Retirement Moderately Aggressive Portfolio - Institutional Class
Net assets at January 1, 2024	$12,838	$10,731	$16,600	$8,601	$7,343

Increase (decrease) in net assets
Operations:
Net investment income (loss)	230	503	412	248	200
Total realized gain (loss) on investments
and capital gains distributions	604	(69)	957	71	298
Net unrealized appreciation
(depreciation) of investments	1,256	82	1,039	323	437
Net increase (decrease) in net assets
resulting from operations	2,090	516	2,408	642	935
Changes from principal transactions:
Premiums	215	367	524	173	196
Death benefits	(86)	(188)	(105)	(474)	(1,368)
Surrenders & withdrawals	(331)	(663)	(1,035)	(289)	(308)
Policy loans	(43)	7	(176)	(272)	40
Contract charges	(363)	(477)	(543)	(421)	(242)
Transfers between subaccounts (including
fixed account), net	(378)	474	24	(80)	115
Increase (decrease) in net assets
derived from principal transactions	(986)	(480)	(1,311)	(1,363)	(1,567)
Total increase (decrease) in net assets	1,104	36	1,097	(721)	(632)
Net assets at December 31, 2024	13,942	10,767	17,697	7,880	6,711

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	32	571	391	255
Total realized gain (loss) on investments
and capital gains distributions	610	(516)	4,108	356	1,054
Net unrealized appreciation
(depreciation) of investments	3	516	(1,941)	193	(403)
Net increase (decrease) in net assets
resulting from operations	613	32	2,738	940	906
Changes from principal transactions:
Premiums	11	21	481	145	155
Death benefits	—	(9)	(241)	—	(24)
Surrenders & withdrawals	(56)	(52)	(497)	(286)	(521)
Policy loans	1	5	4	(133)	(290)
Contract charges	(22)	(36)	(498)	(384)	(213)
Transfers between subaccounts (including
fixed account), net	(14,489)	(10,728)	(69)	1,435	213
Increase (decrease) in net assets
derived from principal transactions	(14,555)	(10,799)	(820)	777	(680)
Total increase (decrease) in net assets	(13,942)	(10,767)	1,918	1,717	226
Net assets at December 31, 2025	$—	$—	$19,615	$9,597	$6,937
The accompanying notes are an integral part of these financial statements.
18

SELECT*LIFE VARIABLE ACCOUNT
OF RELIASTAR LIFE INSURANCE COMPANY
Statements of Changes in Net Assets
For the Periods or Years Ended December 31, 2025 and 2024
(In thousands)

	Voya U.S. Stock Index Portfolio - Institutional Class	VY® CBRE Global Real Estate Portfolio - Service Class	VY® CBRE Real Estate Portfolio - Institutional Class	VY® Invesco Growth and Income Portfolio - Service Class	VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class
Net assets at January 1, 2024	$95,060	$3,219	$1,125	$9,907	$7,228

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,272	85	31	133	76
Total realized gain (loss) on investments
and capital gains distributions	11,307	(84)	7	1,106	(477)
Net unrealized appreciation
(depreciation) of investments	10,263	(1)	12	312	580
Net increase (decrease) in net assets
resulting from operations	22,842	—	50	1,551	179
Changes from principal transactions:
Premiums	1,998	70	—	284	161
Death benefits	(1,123)	(25)	—	(104)	(115)
Surrenders & withdrawals	(10,542)	(182)	(57)	(398)	(221)
Policy loans	(1,134)	(28)	(3)	(20)	(17)
Contract charges	(3,164)	(92)	(29)	(380)	(215)
Transfers between subaccounts (including
fixed account), net	(233)	(56)	(9)	(25)	(676)
Increase (decrease) in net assets
derived from principal transactions	(14,198)	(313)	(98)	(643)	(1,083)
Total increase (decrease) in net assets	8,644	(313)	(48)	908	(904)
Net assets at December 31, 2024	103,704	2,906	1,077	10,815	6,324

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,651	78	30	291	65
Total realized gain (loss) on investments
and capital gains distributions	12,699	(59)	4	1,903	1,115
Net unrealized appreciation
(depreciation) of investments	3,198	164	(32)	(611)	1,053
Net increase (decrease) in net assets
resulting from operations	17,548	183	2	1,583	2,233
Changes from principal transactions:
Premiums	1,848	76	—	271	164
Death benefits	(1,204)	(83)	—	(108)	(143)
Surrenders & withdrawals	(3,554)	(111)	(51)	(289)	(416)
Policy loans	(272)	(10)	(3)	(8)	(13)
Contract charges	(2,994)	(86)	(25)	(371)	(204)
Transfers between subaccounts (including
fixed account), net	835	36	(1)	(321)	82
Increase (decrease) in net assets
derived from principal transactions	(5,341)	(178)	(80)	(826)	(530)
Total increase (decrease) in net assets	12,207	5	(78)	757	1,703
Net assets at December 31, 2025	$115,911	$2,911	$999	$11,572	$8,027

The accompanying notes are an integral part of these financial statements.
19

SELECT*LIFE VARIABLE ACCOUNT
OF RELIASTAR LIFE INSURANCE COMPANY
Statements of Changes in Net Assets
For the Periods or Years Ended December 31, 2025 and 2024
(In thousands)

	VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class	VY® T. Rowe Price Capital Appreciation Portfolio - Institutional Class	VY® T. Rowe Price Equity Income Portfolio - Institutional Class	Voya Global Bond Portfolio - Service Class	Voya Global Insights Portfolio - Initial Class
Net assets at January 1, 2024	$32,727	$96,010	$14,138	$5,123	$50,338

Increase (decrease) in net assets
Operations:
Net investment income (loss)	169	2,904	293	212	(16)
Total realized gain (loss) on investments
and capital gains distributions	(261)	1,315	793	(157)	27,656
Net unrealized appreciation
(depreciation) of investments	3,667	7,586	526	(100)	(23,172)
Net increase (decrease) in net assets
resulting from operations	3,575	11,805	1,612	(45)	4,468
Changes from principal transactions:
Premiums	1,073	1,368	273	137	1,132
Death benefits	(244)	(2,241)	(134)	(91)	(507)
Surrenders & withdrawals	(1,180)	(2,908)	(566)	(185)	(2,301)
Policy loans	(189)	(493)	(68)	(6)	(139)
Contract charges	(1,014)	(2,724)	(532)	(207)	(1,535)
Transfers between subaccounts (including
fixed account), net	(111)	490	42	492	(553)
Increase (decrease) in net assets
derived from principal transactions	(1,665)	(6,508)	(985)	140	(3,903)
Total increase (decrease) in net assets	1,910	5,297	627	95	565
Net assets at December 31, 2024	34,637	101,307	14,765	5,218	50,903

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	2,244	—	174	197
Total realized gain (loss) on investments
and capital gains distributions	248	14,271	1,107	(358)	540
Net unrealized appreciation
(depreciation) of investments	1,053	(5,017)	(404)	569	11,147
Net increase (decrease) in net assets
resulting from operations	1,300	11,498	703	385	11,884
Changes from principal transactions:
Premiums	71	1,239	47	134	1,051
Death benefits	(23)	(1,299)	(15)	(67)	(645)
Surrenders & withdrawals	(83)	(4,075)	(44)	(188)	(2,055)
Policy loans	4	(687)	1	(6)	(74)
Contract charges	(66)	(2,496)	(35)	(187)	(1,503)
Transfers between subaccounts (including
fixed account), net	(35,835)	(4,008)	(15,422)	(485)	(222)
Increase (decrease) in net assets
derived from principal transactions	(35,932)	(11,326)	(15,468)	(799)	(3,448)
Total increase (decrease) in net assets	(34,632)	172	(14,765)	(414)	8,436
Net assets at December 31, 2025	$5	$101,479	$—	$4,804	$59,339

The accompanying notes are an integral part of these financial statements.
20

SELECT*LIFE VARIABLE ACCOUNT
OF RELIASTAR LIFE INSURANCE COMPANY
Statements of Changes in Net Assets
For the Periods or Years Ended December 31, 2025 and 2024
(In thousands)

	Voya International High Dividend Low Volatility Portfolio - Initial Class	Voya Solution Aggressive Portfolio - Initial Class	Voya Solution Balanced Portfolio - Initial Class	Voya Solution Conservative Portfolio - Initial Class	Voya Solution Moderately Aggressive Portfolio - Initial Class
Net assets at January 1, 2024	$6,478	$—	$—	$—	$817

Increase (decrease) in net assets
Operations:
Net investment income (loss)	307	2	—	—	12
Total realized gain (loss) on investments
and capital gains distributions	(15)	2	—	—	9
Net unrealized appreciation
(depreciation) of investments	164	22	1	—	93
Net increase (decrease) in net assets
resulting from operations	456	26	1	—	114
Changes from principal transactions:
Premiums	203	—	—	—	37
Death benefits	(77)	—	—	—	(10)
Surrenders & withdrawals	(308)	(5)	—	—	(52)
Policy loans	(100)	—	—	—	(15)
Contract charges	(202)	(4)	—	—	(87)
Transfers between subaccounts (including
fixed account), net	162	701	51	4	9
Increase (decrease) in net assets
derived from principal transactions	(322)	692	51	4	(118)
Total increase (decrease) in net assets	134	718	52	4	(4)
Net assets at December 31, 2024	6,612	718	52	4	813

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	15	1	—	24
Total realized gain (loss) on investments
and capital gains distributions	(8)	48	2	—	169
Net unrealized appreciation
(depreciation) of investments	231	58	4	—	(84)
Net increase (decrease) in net assets
resulting from operations	223	121	7	—	109
Changes from principal transactions:
Premiums	9	—	—	—	38
Death benefits	(31)	—	—	—	—
Surrenders & withdrawals	—	—	—	—	(22)
Policy loans	1	(4)	—	—	(21)
Contract charges	(12)	(8)	(1)	—	(87)
Transfers between subaccounts (including
fixed account), net	(6,802)	(1)	—	—	3
Increase (decrease) in net assets
derived from principal transactions	(6,835)	(13)	(1)	—	(89)
Total increase (decrease) in net assets	(6,612)	108	6	—	20
Net assets at December 31, 2025	$—	$826	$58	$4	$833

The accompanying notes are an integral part of these financial statements.
21

SELECT*LIFE VARIABLE ACCOUNT
OF RELIASTAR LIFE INSURANCE COMPANY
Statements of Changes in Net Assets
For the Periods or Years Ended December 31, 2025 and 2024
(In thousands)

	VY® American Century Small-Mid Cap Value Portfolio - Initial Class	VY® Baron Growth Portfolio - Initial Class	VY® Columbia Small Cap Value II Portfolio - Initial Class	VY® Invesco Comstock Portfolio - Initial Class	VY® Invesco Equity and Income Portfolio - Initial Class
Net assets at January 1, 2024	$52	$9,789	$6,210	$8,486	$8,345

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	(2)	124	159	296
Total realized gain (loss) on investments
and capital gains distributions	2	417	519	856	585
Net unrealized appreciation
(depreciation) of investments	2	47	76	208	104
Net increase (decrease) in net assets
resulting from operations	5	462	719	1,223	985
Changes from principal transactions:
Premiums	—	150	106	164	154
Death benefits	—	(215)	(145)	(66)	(39)
Surrenders & withdrawals	(1)	(376)	(188)	(676)	(161)
Policy loans	—	(44)	(36)	(6)	(152)
Contract charges	(1)	(301)	(165)	(204)	(276)
Transfers between subaccounts (including
fixed account), net	(1)	(8)	513	37	1
Increase (decrease) in net assets
derived from principal transactions	(3)	(794)	85	(751)	(473)
Total increase (decrease) in net assets	2	(332)	804	472	512
Net assets at December 31, 2024	54	9,457	7,014	8,958	8,857

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	43	—	147	144
Total realized gain (loss) on investments
and capital gains distributions	1	1,493	61	1,107	1,834
Net unrealized appreciation
(depreciation) of investments	—	(2,526)	150	200	(973)
Net increase (decrease) in net assets
resulting from operations	1	(990)	211	1,454	1,005
Changes from principal transactions:
Premiums	—	148	7	155	141
Death benefits	—	(194)	(6)	(23)	(80)
Surrenders & withdrawals	—	(299)	(1)	(602)	(408)
Policy loans	—	(15)	(1)	(32)	(102)
Contract charges	—	(226)	(9)	(194)	(259)
Transfers between subaccounts (including
fixed account), net	(55)	106	(7,215)	(63)	(1,581)
Increase (decrease) in net assets
derived from principal transactions	(55)	(480)	(7,225)	(759)	(2,289)
Total increase (decrease) in net assets	(54)	(1,470)	(7,014)	695	(1,284)
Net assets at December 31, 2025	$—	$7,987	$—	$9,653	$7,573

The accompanying notes are an integral part of these financial statements.
22

SELECT*LIFE VARIABLE ACCOUNT
OF RELIASTAR LIFE INSURANCE COMPANY
Statements of Changes in Net Assets
For the Periods or Years Ended December 31, 2025 and 2024
(In thousands)

	VY® JPMorgan Mid Cap Value Portfolio - Initial Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	Voya Growth and Income Portfolio - Class I	Voya Global High Dividend Low Volatility Portfolio - Class I	Voya Index Plus LargeCap Portfolio - Class I
Net assets at January 1, 2024	$5,865	$67,968	$9,351	$9,345	$4,746

Increase (decrease) in net assets
Operations:
Net investment income (loss)	65	(28)	90	262	43
Total realized gain (loss) on investments
and capital gains distributions	261	7,152	1,388	479	265
Net unrealized appreciation
(depreciation) of investments	487	8,402	726	420	858
Net increase (decrease) in net assets
resulting from operations	813	15,526	2,204	1,161	1,166
Changes from principal transactions:
Premiums	—	1,357	146	226	66
Death benefits	(77)	(593)	(45)	(32)	(5)
Surrenders & withdrawals	(193)	(3,204)	(230)	(385)	(96)
Policy loans	(38)	(499)	(56)	(56)	(49)
Contract charges	(134)	(2,093)	(296)	(331)	(124)
Transfers between subaccounts (including
fixed account), net	(48)	(877)	152	(484)	10
Increase (decrease) in net assets
derived from principal transactions	(490)	(5,909)	(329)	(1,062)	(198)
Total increase (decrease) in net assets	323	9,617	1,875	99	968
Net assets at December 31, 2024	6,188	77,585	11,226	9,444	5,714

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(2)	35	237	145
Total realized gain (loss) on investments
and capital gains distributions	(153)	8,955	787	1,400	2,314
Net unrealized appreciation
(depreciation) of investments	370	(3,274)	1,138	96	(98)
Net increase (decrease) in net assets
resulting from operations	217	5,679	1,960	1,733	2,361
Changes from principal transactions:
Premiums	—	118	132	221	243
Death benefits	(18)	(21)	(83)	(169)	(206)
Surrenders & withdrawals	(2)	(161)	(441)	(580)	(1,788)
Policy loans	(1)	(2)	(18)	(13)	(54)
Contract charges	(7)	(143)	(297)	(317)	(439)
Transfers between subaccounts (including
fixed account), net	(6,377)	(83,055)	107	112	15,168
Increase (decrease) in net assets
derived from principal transactions	(6,405)	(83,264)	(600)	(746)	12,924
Total increase (decrease) in net assets	(6,188)	(77,585)	1,360	987	15,285
Net assets at December 31, 2025	$—	$—	$12,586	$10,431	$20,999

The accompanying notes are an integral part of these financial statements.
23

SELECT*LIFE VARIABLE ACCOUNT
OF RELIASTAR LIFE INSURANCE COMPANY
Statements of Changes in Net Assets
For the Periods or Years Ended December 31, 2025 and 2024
(In thousands)

	Voya Index Plus MidCap Portfolio - Class I	Voya Index Plus SmallCap Portfolio - Class I	Voya International Index Portfolio - Class I	Voya Russell™ Large Cap Growth Index Portfolio - Class I	Voya Russell™ Large Cap Index Portfolio - Class I
Net assets at January 1, 2024	$11,840	$6,804	$17,798	$190,976	$6,121

Increase (decrease) in net assets
Operations:
Net investment income (loss)	127	82	509	535	70
Total realized gain (loss) on investments
and capital gains distributions	454	230	190	18,194	170
Net unrealized appreciation
(depreciation) of investments	1,154	270	(171)	44,803	1,359
Net increase (decrease) in net assets
resulting from operations	1,735	582	528	63,532	1,599
Changes from principal transactions:
Premiums	214	112	461	3,166	93
Death benefits	(67)	(112)	(198)	(2,404)	(6)
Surrenders & withdrawals	(405)	(123)	(489)	(9,504)	(233)
Policy loans	(161)	(11)	5	(904)	(151)
Contract charges	(345)	(190)	(626)	(5,842)	(218)
Transfers between subaccounts (including
fixed account), net	(38)	113	626	1,727	146
Increase (decrease) in net assets
derived from principal transactions	(802)	(211)	(221)	(13,761)	(369)
Total increase (decrease) in net assets	933	371	307	49,771	1,230
Net assets at December 31, 2024	12,773	7,175	18,105	240,747	7,351

Increase (decrease) in net assets
Operations:
Net investment income (loss)	680	501	662	41	129
Total realized gain (loss) on investments
and capital gains distributions	8,404	3,900	737	36,455	361
Net unrealized appreciation
(depreciation) of investments	(6,044)	(926)	5,561	4,812	984
Net increase (decrease) in net assets
resulting from operations	3,040	3,475	6,960	41,308	1,474
Changes from principal transactions:
Premiums	1,383	1,262	630	2,673	80
Death benefits	(1,084)	(815)	(398)	(2,064)	(104)
Surrenders & withdrawals	(5,042)	(3,137)	(1,320)	(10,969)	(75)
Policy loans	(289)	(253)	(93)	(1,173)	(90)
Contract charges	(2,620)	(1,787)	(801)	(5,770)	(189)
Transfers between subaccounts (including
fixed account), net	107,438	71,117	6,879	1,197	2,045
Increase (decrease) in net assets
derived from principal transactions	99,786	66,387	4,897	(16,106)	1,667
Total increase (decrease) in net assets	102,826	69,862	11,857	25,202	3,141
Net assets at December 31, 2025	$115,599	$77,037	$29,962	$265,949	$10,492

The accompanying notes are an integral part of these financial statements.
24

SELECT*LIFE VARIABLE ACCOUNT
OF RELIASTAR LIFE INSURANCE COMPANY
Statements of Changes in Net Assets
For the Periods or Years Ended December 31, 2025 and 2024
(In thousands)

	Voya Russell™ Large Cap Value Index Portfolio - Class I	Voya Russell™ Mid Cap Growth Index Portfolio - Class I	Voya Russell™ Small Cap Index Portfolio - Class I	Voya Small Company Portfolio - Class I	Voya U.S. Bond Index Portfolio - Class I
Net assets at January 1, 2024	$28,536	$3,061	$1,736	$7,085	$5,089

Increase (decrease) in net assets
Operations:
Net investment income (loss)	611	12	18	63	211
Total realized gain (loss) on investments
and capital gains distributions	1,465	7	87	163	(172)
Net unrealized appreciation
(depreciation) of investments	2,118	603	73	485	20
Net increase (decrease) in net assets
resulting from operations	4,194	622	178	711	59
Changes from principal transactions:
Premiums	791	69	31	217	151
Death benefits	(317)	(42)	(28)	(126)	(35)
Surrenders & withdrawals	(1,378)	(54)	(33)	(236)	(174)
Policy loans	(148)	(18)	(13)	2	23
Contract charges	(1,102)	(90)	(51)	(241)	(274)
Transfers between subaccounts (including
fixed account), net	(89)	(194)	(73)	(188)	639
Increase (decrease) in net assets
derived from principal transactions	(2,243)	(329)	(167)	(572)	330
Total increase (decrease) in net assets	1,951	293	11	139	389
Net assets at December 31, 2024	30,487	3,354	1,747	7,224	5,478

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3,212	8	23	—	219
Total realized gain (loss) on investments
and capital gains distributions	9,587	500	86	243	(125)
Net unrealized appreciation
(depreciation) of investments	(5,911)	(224)	54	44	277
Net increase (decrease) in net assets
resulting from operations	6,888	284	163	287	371
Changes from principal transactions:
Premiums	904	69	26	8	180
Death benefits	(756)	(19)	(36)	(9)	(21)
Surrenders & withdrawals	(1,914)	(113)	(99)	(35)	(272)
Policy loans	(83)	(14)	(8)	(6)	—
Contract charges	(1,395)	(100)	(49)	(14)	(229)
Transfers between subaccounts (including
fixed account), net	15,050	479	(2)	(7,455)	(384)
Increase (decrease) in net assets
derived from principal transactions	11,806	302	(168)	(7,511)	(726)
Total increase (decrease) in net assets	18,694	586	(5)	(7,224)	(355)
Net assets at December 31, 2025	$49,181	$3,940	$1,742	$—	$5,123

The accompanying notes are an integral part of these financial statements.
25

SELECT*LIFE VARIABLE ACCOUNT
OF RELIASTAR LIFE INSURANCE COMPANY
Statements of Changes in Net Assets
For the Periods or Years Ended December 31, 2025 and 2024
(In thousands)

	Voya MidCap Opportunities Portfolio - Class I	Voya SmallCap Opportunities Portfolio - Class I
Net assets at January 1, 2024	$17,951	$19,414

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3)	146
Total realized gain (loss) on investments
and capital gains distributions	(251)	(84)
Net unrealized appreciation
(depreciation) of investments	2,961	3,561
Net increase (decrease) in net assets
resulting from operations	2,707	3,623
Changes from principal transactions:
Premiums	172	1,018
Death benefits	(234)	(211)
Surrenders & withdrawals	(838)	(543)
Policy loans	(56)	(22)
Contract charges	(460)	(587)
Transfers between subaccounts (including
fixed account), net	(320)	(882)
Increase (decrease) in net assets
derived from principal transactions	(1,736)	(1,227)
Total increase (decrease) in net assets	971	2,396
Net assets at December 31, 2024	18,922	21,810

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—
Total realized gain (loss) on investments
and capital gains distributions	422	1,300
Net unrealized appreciation
(depreciation) of investments	790	(226)
Net increase (decrease) in net assets
resulting from operations	1,212	1,074
Changes from principal transactions:
Premiums	10	24
Death benefits	(22)	(4)
Surrenders & withdrawals	(17)	(98)
Policy loans	7	3
Contract charges	(30)	(37)
Transfers between subaccounts (including
fixed account), net	(20,074)	(22,772)
Increase (decrease) in net assets
derived from principal transactions	(20,126)	(22,884)
Total increase (decrease) in net assets	(18,914)	(21,810)
Net assets at December 31, 2025	$8	$—
The accompanying notes are an integral part of these financial statements.
26

SELECT*LIFE VARIABLE ACCOUNT
OF RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements

1.    ORGANIZATION
Select*Life Variable Account of ReliaStar Life Insurance Company (the "Account") was established by ReliaStar Life Insurance Company ("ReliaStar Life" or the "Company") to support the operations of variable life insurance policies ("Policies"). The Company is an indirect, wholly owned subsidiary of Voya Financial, Inc., a holding company domiciled in the State of Delaware.

The Account is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. The Policies consist of the Select*Life I product and Select*Life Series 2000 product, which incorporates Select*Life II, Select*Life III, Variable Estate Design, Flexdesign® VUL, Voya Protector Elite, Voya Investor Elite and Variable Accumulation DesignSM products. ReliaStar Life provides for variable accumulation and benefits under the Policies by crediting premium payments to one or more subaccounts within the Account or an investment option in the Company's fixed account, as directed by the policyholders. The portion of the Account's assets applicable to the Policies will not be charged with liabilities arising out of any other business ReliaStar Life may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of ReliaStar Life. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of ReliaStar Life.

The Account has one reporting segment. The President of the Company is the chief operating decision maker ("CODM"). The CODM reviews the Net increase (decrease) in net assets resulting from operations as presented in the Statement of Operations and assesses year-over-year changes in evaluating operating performance and allocating resources. The measure of segment assets is reported on the Statement of Assets and Liabilities as Net assets. Significant expenses regularly provided to the CODM are consistent with those presented in the Statement of Operations.

As of December 31, 2025, the Account had 48 subaccounts, 9 of which invest in independently managed mutual funds and 39 of which invest in mutual funds managed by an affiliate, Voya Investments, LLC. The assets in each subaccount are invested in shares of a designated fund of various investment trusts (the "Trusts"). The subaccounts with asset balances at December 31, 2025 are as follows:

American Funds Insurance Series:	VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class
American Funds Insurance Series® Growth Fund - Class 2	VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class
American Funds Insurance Series® Growth-Income Fund - Class 2	VY® T. Rowe Price Capital Appreciation Portfolio - Institutional Class
American Funds Insurance Series® International Fund - Class 2	Voya Partners, Inc.:
BlackRock Variable Series Funds, Inc.:	Voya Global Bond Portfolio - Service Class
BlackRock Global Allocation V.I. Fund - Class III	Voya Global Insights Portfolio - Initial Class
Fidelity Variable Insurance Products Fund:	Voya International High Dividend Low Volatility Portfolio - Initial Class
Fidelity® VIP Equity-Income Portfolio - Initial Class	Voya Solution Aggressive Portfolio - Initial Class
Fidelity Variable Insurance Products Fund II:	Voya Solution Balanced Portfolio - Initial Class
Fidelity® VIP Contrafund® Portfolio - Initial Class	Voya Solution Conservative Portfolio - Initial Class
Fidelity® VIP Index 500 Portfolio - Initial Class	Voya Solution Moderately Aggressive Portfolio - Initial Class
Fidelity Variable Insurance Products Fund V:	VY® Baron Growth Portfolio - Initial Class
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	VY® Invesco Comstock Portfolio - Initial Class
Neuberger Berman Advisers Management Trust:	VY® Invesco Equity and Income Portfolio - Initial Class
Neuberger Berman Advisers Management Trust® Quality Equity Portfolio - Class I Shares	Voya Variable Funds:
Voya Intermediate Bond Portfolio:	Voya Growth and Income Portfolio - Class I
Voya Intermediate Bond Portfolio - Class I	Voya Variable Portfolios, Inc.:
Voya Investors Trust:	Voya Global High Dividend Low Volatility Portfolio - Class I
Voya Balanced Income Portfolio - Institutional Class	Voya Index Plus LargeCap Portfolio - Class I
Voya Global Perspectives® Portfolio - Class I	Voya Index Plus MidCap Portfolio - Class I
Voya Government Liquid Assets Portfolio - Class I	Voya Index Plus SmallCap Portfolio - Class I
Voya High Yield Portfolio - Institutional Class	Voya International Index Portfolio - Class I
Voya Large Cap Growth Portfolio - Institutional Class	Voya Russell™ Large Cap Growth Index Portfolio - Class I
Voya Retirement Aggressive Portfolio - Institutional Class	Voya Russell™ Large Cap Index Portfolio - Class I
Voya Retirement Moderate Portfolio - Institutional Class	Voya Russell™ Large Cap Value Index Portfolio - Class I
Voya Retirement Moderately Aggressive Portfolio - Institutional Class	Voya Russell™ Mid Cap Growth Index Portfolio - Class I
Voya U.S. Stock Index Portfolio - Institutional Class	Voya Russell™ Small Cap Index Portfolio - Class I
VY® CBRE Global Real Estate Portfolio - Service Class	Voya U.S. Bond Index Portfolio - Class I
VY® CBRE Real Estate Portfolio - Institutional Class	Voya Variable Products Trust:
VY® Invesco Growth and Income Portfolio - Service Class	Voya MidCap Opportunities Portfolio - Class I
27

SELECT*LIFE VARIABLE ACCOUNT
OF RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements

The following subaccounts were closed to contract owners during 2025. These subaccounts are not included in the Statement of Assets and Liabilities or Financial Highlights Note.

Voya Investors Trust:	Voya Partners, Inc: (continued)
Voya Large Cap Value Portfolio - Institutional Class	VY® JPMorgan Mid Cap Value Portfolio - Initial Class
Voya Limited Maturity Bond Portfolio - Service Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class
VY® T. Rowe Price Equity Income Portfolio - Institutional Class	Voya Variable Portfolios, Inc.:
Voya Partners, Inc.:	Voya Small Company Portfolio - Class I
VY® American Century Small-Mid Cap Value Portfolio - Initial Class	Voya Variable Products Trust:
VY® Columbia Small Cap Value II Portfolio - Initial Class	Voya SmallCap Opportunities Portfolio - Class I

The following subaccount name changes were made effective in 2025.

Current Name	Former Name
Neuberger Berman Advisers Management Trust:	Neuberger Berman Advisers Management Trust:
Neuberger Berman Advisers Management Trust® Quality Equity Portfolio - Class I Shares	Neuberger Berman Advisers Management Trust® Sustainable Equity Portfolio - Class I Shares
Voya Investors Trust:	Voya Investors Trust:
Voya Retirement Aggressive Portfolio - Institutional Class	Voya Retirement Growth Portfolio - Institutional Class
Voya Retirement Moderately Aggressive Portfolio - Institutional Class	Voya Retirement Moderate Growth Portfolio - Institutional Class

2.    SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of the significant accounting policies of the Account:

Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Investments
Investments are made in shares of a subaccount and are recorded at fair value, determined by the net asset value per share of the respective subaccount. Investment transactions in each subaccount are recorded on the trade date. Distributions of net investment income and capital gains from each subaccount are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the subaccount are generally determined using the specific identification method. The difference between cost and current fair value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

Federal Income Taxes
Operations of the Account form a part of, and are taxed with, the total operations of ReliaStar Life, which is taxed as a life insurance company under the Internal Revenue Code (“IRC”). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited to policyholders. Accordingly, earnings and realized capital gains of the Account attributable to the policyholders are excluded in the determination of the federal income tax liability of ReliaStar Life, and no charge is being made to the Account for federal income taxes for these amounts. The Company will review this tax accounting in the event of changes in the tax law. Such changes in the law may result in a charge for federal income taxes. Uncertain tax positions are assessed at the parent level on a consolidated basis, including taxes of the operations of the Account.

Policyholder Reserves
Policyholder reserves of the Account are represented by net assets on the Statement of Assets and Liabilities and are equal to the aggregate account values of the policyholders invested in the subaccounts. To the extent that benefits to be paid to the policyholders exceed their account values, ReliaStar Life will contribute additional funds to the benefit proceeds. Conversely, if amounts allocated exceed amounts required, transfers may be made to ReliaStar Life. All Contracts in the Account are currently in the accumulation period. Prior to the annuitization date, the Contracts are redeemable for the net cash surrender value of the Contracts.
28

SELECT*LIFE VARIABLE ACCOUNT
OF RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements

Changes from Principal Transactions
Included in Changes from principal transactions on the Statements of Changes in Net Assets are items which relate to policyholder activity, including deposits, surrenders and withdrawals, death benefits, and contract charges. Also included are transfers between the fixed account and the subaccounts, transfers between subaccounts, and transfers to (from) ReliaStar Life related to gains and losses resulting from actual mortality experience (the full responsibility for which is assumed by ReliaStar Life).

Subsequent Events
The Company has evaluated all events through the date the financial statements were issued to determine whether any event required either recognition or disclosure in the financial statements. The Company is not aware of any subsequent events that would have a material effect on the financial statements of the Account.

3.    FINANCIAL INSTRUMENTS
The Account invests assets in shares of open-end mutual funds, which process orders to purchase and redeem shares on a daily basis at the fund's next computed net asset values ("NAV"). The fair value of the Account's assets is based on the NAVs of mutual funds, which are obtained from the transfer agents or fund companies and reflect the fair values of the mutual fund investments. The NAV is calculated daily upon close of the New York Stock Exchange and is based on the fair values of the underlying securities.

The Account's assets are recorded at fair value on the Statement of Assets and Liabilities and are categorized as Level 1 as of December 31, 2025 based on the priority of the inputs to the valuation technique below. There were no transfers among the levels for the year ended December 31, 2025. The Account had no liabilities as of December 31, 2025.

The Account categorizes its financial instruments into a three-level hierarchy based on the priority of inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

•Level 1 - Unadjusted quoted prices for identical assets or liabilities in an active market. The Account defines an active market as a market in which transactions take place with sufficient frequency and volume to provide pricing information on an ongoing basis.
•Level 2 - Quoted prices in markets that are not active or valuation techniques that require inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:
a.Quoted prices for similar assets or liabilities in active markets;
b.Quoted prices for identical or similar assets or liabilities in non-active markets;
c.Inputs other than quoted market prices that are observable; and
d.Inputs that are derived principally from or corroborated by observable market data through correlation or other means.
•Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability.

4.    CHARGES AND FEES
Under the terms of the Policies, certain charges and fees are incurred by the Policies to cover ReliaStar Life's expenses in connection with the issuance and administration of the Policies. Following is a summary of these charges and fees:

Premium Expense Charge
ReliaStar Life deducts a premium charge ranging from 3.00% to 8.00% of each premium payment as defined in the Policies. These charges are assessed through the redemption of units.

Mortality and Expense Risk Charges
ReliaStar Life assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Policies, deducts a daily charge from the assets of the Account. Monthly charges are deducted at annual rates of up to 0.90% of the average daily net asset value of each subaccount of the Account to cover these risks, as specified in the Policies. These charges are
29

SELECT*LIFE VARIABLE ACCOUNT
OF RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements

assessed through a reduction in unit values.

Other Policy Charges
The cost of insurance charge varies based on the insured's sex, issue age, policy year, rate class, and the face amount of the Policies. The monthly amount charged and charges for optional insurance benefits vary based on a number of factors and are defined in the Policies. These charges are assessed through the redemption of units.

The monthly administrative charge currently ranges from $8.25 to $19.00 per month. Monthly administrative charges for Select*Life II policies dated before February 17, 2004, Select*Life III, Flexdesign® VUL, Variable Estate Design and Variable Accumulation Design products are guaranteed not to exceed $12.00 per month. Monthly administrative charges for Select*Life II policies dated on or after February 17, 2004 are guaranteed not to exceed $10.00 per month. These charges are assessed through the redemption of units.

Surrender and Lapse Charges
As defined in the Policies, ReliaStar Life assesses a surrender charge if the Policies lapse or are surrendered before a specified period. These charges are assessed through the redemption of units.

Fees Waived by ReliaStar Life
Certain charges and fees for various types of Policies may be waived by ReliaStar Life. ReliaStar Life reserves the right to discontinue these waivers at its discretion or to conform with changes in the law.

5.    RELATED PARTY TRANSACTIONS
Management fees were paid to Voya Investments, LLC, an affiliate of the Company, in its capacity as investment adviser to Voya Intermediate Bond Portfolio, Voya Investors Trust, Voya Partners, Inc., Voya Variable Funds, Voya Variable Portfolios, Inc., and Voya Variable Products Trust. The investment advisory agreements of the Trusts provide for fees at annual rates ranging from 0.18% to 1.25% of the average net assets of each respective fund.
30

SELECT*LIFE VARIABLE ACCOUNT
OF RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements

6.    PURCHASES AND SALES OF INVESTMENT SECURITIES
The aggregate cost of purchases and proceeds from sales of investments for the year ended December 31, 2025 follow:

	Purchases	Sales
	(In thousands)
American Funds Insurance Series:
American Funds Insurance Series® Growth Fund - Class 2	$9,080	$8,724
American Funds Insurance Series® Growth-Income Fund - Class 2	10,674	6,898
American Funds Insurance Series® International Fund - Class 2	1,239	1,708
BlackRock Variable Series Funds, Inc.:
BlackRock Global Allocation V.I. Fund - Class III	1,761	883
Fidelity Variable Insurance Products Fund:
Fidelity® VIP Equity-Income Portfolio - Initial Class	7,336	6,765
Fidelity Variable Insurance Products Fund II:
Fidelity® VIP Contrafund® Portfolio - Initial Class	26,300	12,253
Fidelity® VIP Index 500 Portfolio - Initial Class	30	131
Fidelity Variable Insurance Products Fund V:
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	51	170
Neuberger Berman Advisers Management Trust:
Neuberger Berman Advisers Management Trust® Quality Equity Portfolio - Class I Shares	170	500
Voya Intermediate Bond Portfolio:
Voya Intermediate Bond Portfolio - Class I	2,687	2,631
Voya Investors Trust:
Voya Balanced Income Portfolio - Institutional Class	2,406	603
Voya Global Perspectives® Portfolio - Class I	16	32
Voya Government Liquid Assets Portfolio - Class I	19,949	8,664
Voya High Yield Portfolio - Institutional Class	733	736
Voya Large Cap Growth Portfolio - Institutional Class	22,886	17,192
Voya Large Cap Value Portfolio - Institutional Class	1	14,556
Voya Limited Maturity Bond Portfolio - Service Class	130	10,897
Voya Retirement Aggressive Portfolio - Institutional Class	4,906	1,004
Voya Retirement Moderate Portfolio - Institutional Class	2,716	1,100
Voya Retirement Moderately Aggressive Portfolio - Institutional Class	1,724	1,009
Voya U.S. Stock Index Portfolio - Institutional Class	14,619	7,158
VY® CBRE Global Real Estate Portfolio - Service Class	206	306
VY® CBRE Real Estate Portfolio - Institutional Class	30	80
VY® Invesco Growth and Income Portfolio - Service Class	2,344	903
VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class	2,343	1,328
VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class	192	36,125
VY® T. Rowe Price Capital Appreciation Portfolio - Institutional Class	21,475	16,616
VY® T. Rowe Price Equity Income Portfolio - Institutional Class	47	15,515
Voya Partners, Inc.:
Voya Global Bond Portfolio - Service Class	721	1,347
Voya Global Insights Portfolio - Initial Class	4,626	3,989
Voya International High Dividend Low Volatility Portfolio - Initial Class	47	6,882
Voya Solution Aggressive Portfolio - Initial Class	61	12
Voya Solution Balanced Portfolio - Initial Class	3	1
Voya Solution Conservative Portfolio - Initial Class	(1)	—
Voya Solution Moderately Aggressive Portfolio - Initial Class	224	124
VY® American Century Small-Mid Cap Value Portfolio - Initial Class	—	55
VY® Baron Growth Portfolio - Initial Class	1,876	696
VY® Columbia Small Cap Value II Portfolio - Initial Class	3	7,228
VY® Invesco Comstock Portfolio - Initial Class	1,258	815
VY® Invesco Equity and Income Portfolio - Initial Class	2,704	2,330
VY® JPMorgan Mid Cap Value Portfolio - Initial Class	—	6,405
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	67	83,334
31

SELECT*LIFE VARIABLE ACCOUNT
OF RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements

	Purchases	Sales
	(In thousands)
Voya Variable Funds:
Voya Growth and Income Portfolio - Class I	$1,037	$741
Voya Variable Portfolios, Inc.:
Voya Global High Dividend Low Volatility Portfolio - Class I	1,744	1,034
Voya Index Plus LargeCap Portfolio - Class I	17,616	2,529
Voya Index Plus MidCap Portfolio - Class I	118,061	9,773
Voya Index Plus SmallCap Portfolio - Class I	78,333	7,526
Voya International Index Portfolio - Class I	8,494	2,936
Voya Russell™ Large Cap Growth Index Portfolio - Class I	27,201	20,153
Voya Russell™ Large Cap Index Portfolio - Class I	2,502	512
Voya Russell™ Large Cap Value Index Portfolio - Class I	27,549	4,417
Voya Russell™ Mid Cap Growth Index Portfolio - Class I	1,186	426
Voya Russell™ Small Cap Index Portfolio - Class I	588	565
Voya Small Company Portfolio - Class I	1	7,512
Voya U.S. Bond Index Portfolio - Class I	699	1,206
Voya Variable Products Trust:
Voya MidCap Opportunities Portfolio - Class I	11	20,137
Voya SmallCap Opportunities Portfolio - Class I	5	22,888
32

SELECT*LIFE VARIABLE ACCOUNT
OF RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements

7.    CHANGES IN UNITS
The net changes in units outstanding follow:

	Year Ended December 31,
	2025			2024
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
American Funds Insurance Series:
American Funds Insurance Series® Growth Fund - Class 2	4,967	58,937	(53,970)	1,529	69,540	(68,011)
American Funds Insurance Series® Growth-Income Fund - Class 2	17,550	73,661	(56,111)	8,608	46,868	(38,260)
American Funds Insurance Series® International Fund - Class 2	18,908	35,613	(16,705)	10,595	40,238	(29,643)
BlackRock Variable Series Funds, Inc.:
BlackRock Global Allocation V.I. Fund - Class III	15,089	29,958	(14,869)	3,712	28,954	(25,242)
Fidelity Variable Insurance Products Fund:
Fidelity® VIP Equity-Income Portfolio - Initial Class	7,127	42,351	(35,224)	4,526	35,532	(31,006)
Fidelity Variable Insurance Products Fund II:
Fidelity® VIP Contrafund® Portfolio - Initial Class	3,825	43,771	(39,946)	1,334	46,835	(45,501)
Fidelity® VIP Index 500 Portfolio - Initial Class	—	599	(599)	—	1,074	(1,074)
Fidelity Variable Insurance Products Fund V:
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	—	4,250	(4,250)	4	5,947	(5,943)
Neuberger Berman Advisers Management Trust:
Neuberger Berman Advisers Management Trust® Quality Equity Portfolio - Class I Shares	135	5,878	(5,743)	163	2,735	(2,572)
Voya Intermediate Bond Portfolio:
Voya Intermediate Bond Portfolio - Class I	78,665	109,270	(30,605)	43,857	52,371	(8,514)
Voya Investors Trust:
Voya Balanced Income Portfolio - Institutional Class	153,965	53,941	100,024	705,954	53,985	651,969
Voya Global Perspectives® Portfolio - Class I	244	1,796	(1,552)	441	5,012	(4,571)
Voya Government Liquid Assets Portfolio - Class I	1,324,436	614,995	709,441	83,406	273,992	(190,586)
Voya High Yield Portfolio - Institutional Class	11,584	56,625	(45,041)	39,106	68,707	(29,601)
Voya Large Cap Growth Portfolio - Institutional Class	9,629	150,176	(140,547)	19,265	148,282	(129,017)
Voya Large Cap Value Portfolio - Institutional Class	42	334,004	(333,962)	14,800	40,732	(25,932)
Voya Limited Maturity Bond Portfolio - Service Class	6,372	711,541	(705,169)	47,607	79,578	(31,971)
Voya Retirement Aggressive Portfolio - Institutional Class	5,316	30,462	(25,146)	7,824	51,311	(43,487)
Voya Retirement Moderate Portfolio - Institutional Class	70,776	42,897	27,879	1,383	60,168	(58,785)
Voya Retirement Moderately Aggressive Portfolio - Institutional Class	10,121	32,022	(21,901)	9,654	63,598	(53,944)
Voya U.S. Stock Index Portfolio - Institutional Class	23,009	90,460	(67,451)	12,147	208,858	(196,711)
VY® CBRE Global Real Estate Portfolio - Service Class	7,505	18,098	(10,593)	6,493	25,588	(19,095)
VY® CBRE Real Estate Portfolio - Institutional Class	—	1,103	(1,103)	3	1,350	(1,347)
VY® Invesco Growth and Income Portfolio - Service Class	1,478	17,516	(16,038)	1,832	16,091	(14,259)
VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class	28,566	52,562	(23,996)	7,350	54,879	(47,529)
VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class	3,025	542,573	(539,548)	27,311	53,933	(26,622)
VY® T. Rowe Price Capital Appreciation Portfolio - Institutional Class	52,787	169,259	(116,472)	10,025	83,828	(73,803)
VY® T. Rowe Price Equity Income Portfolio - Institutional Class	1,025	243,165	(242,140)	15,795	33,007	(17,212)
Voya Partners, Inc.:
Voya Global Bond Portfolio - Service Class	33,025	84,149	(51,124)	48,858	38,713	10,145
Voya Global Insights Portfolio - Initial Class	8,977	71,839	(62,862)	3,354	84,806	(81,452)
Voya International High Dividend Low Volatility Portfolio - Initial Class	2,525	353,620	(351,095)	14,209	31,938	(17,729)
Voya Solution Aggressive Portfolio - Initial Class	—	1,040	(1,040)	69,085	837	68,248
Voya Solution Balanced Portfolio - Initial Class	—	97	(97)	5,066	43	5,023
Voya Solution Conservative Portfolio - Initial Class	—	23	(23)	360	12	348
Voya Solution Moderately Aggressive Portfolio - Initial Class	1,618	5,985	(4,367)	1,981	8,408	(6,427)
VY® American Century Small-Mid Cap Value Portfolio - Initial Class	—	889	(889)	—	39	(39)
VY® Baron Growth Portfolio - Initial Class	3,610	11,517	(7,907)	4,119	16,569	(12,450)
VY® Columbia Small Cap Value II Portfolio - Initial Class	59	181,552	(181,493)	20,017	17,767	2,250
VY® Invesco Comstock Portfolio - Initial Class	887	12,619	(11,732)	2,433	15,479	(13,046)
VY® Invesco Equity and Income Portfolio - Initial Class	855	46,465	(45,610)	976	11,368	(10,392)
33

SELECT*LIFE VARIABLE ACCOUNT
OF RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements

	Year Ended December 31,
	2025			2024
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
VY® JPMorgan Mid Cap Value Portfolio - Initial Class	—	76,020	(76,020)	—	6,276	(6,276)
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	852	959,569	(958,717)	11,027	92,792	(81,765)
Voya Variable Funds:
Voya Growth and Income Portfolio - Class I	2,632	14,113	(11,481)	4,420	11,423	(7,003)
Voya Variable Portfolios, Inc.:
Voya Global High Dividend Low Volatility Portfolio - Class I	14,019	49,909	(35,890)	3,095	61,926	(58,831)
Voya Index Plus LargeCap Portfolio - Class I	209,478	33,926	175,552	1,261	4,471	(3,210)
Voya Index Plus MidCap Portfolio - Class I	1,646,624	153,201	1,493,423	2,397	15,961	(13,564)
Voya Index Plus SmallCap Portfolio - Class I	1,300,837	138,393	1,162,444	8,127	12,108	(3,981)
Voya International Index Portfolio - Class I	580,385	200,862	379,523	65,170	82,946	(17,776)
Voya Russell™ Large Cap Growth Index Portfolio - Class I	26,698	147,012	(120,314)	23,436	149,172	(125,736)
Voya Russell™ Large Cap Index Portfolio - Class I	21,439	5,231	16,208	4,641	9,221	(4,580)
Voya Russell™ Large Cap Value Index Portfolio - Class I	283,262	77,026	206,236	4,869	47,554	(42,685)
Voya Russell™ Mid Cap Growth Index Portfolio - Class I	8,389	4,889	3,500	618	5,147	(4,529)
Voya Russell™ Small Cap Index Portfolio - Class I	10,200	15,446	(5,246)	7,346	12,156	(4,810)
Voya Small Company Portfolio - Class I	30	200,756	(200,726)	2,449	19,367	(16,918)
Voya U.S. Bond Index Portfolio - Class I	31,800	77,532	(45,732)	114,876	91,296	23,580
Voya Variable Products Trust:
Voya MidCap Opportunities Portfolio - Class I	204	355,769	(355,565)	3,724	38,634	(34,910)
Voya SmallCap Opportunities Portfolio - Class I	35	148,254	(148,219)	6,840	15,405	(8,565)
34

SELECT*LIFE VARIABLE ACCOUNT
OF RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements

8.    FINANCIAL HIGHLIGHTS
A summary of units outstanding, unit values, net assets, investment income ratios, expense ratios and total returns for each of the five years in the period ended December 31, 2025 follows:

	Fund		Unit Fair Value			Net	Investment				Total ReturnD
	Inception	Units	Corresponding to			Assets	Income	Expense RatioC			Corresponding to
	DateA	(000s)	Lowest to Highest Expense Ratio			(000s)	RatioB	Lowest to Highest			Lowest to Highest Expense Ratio
American Funds Insurance Series® Growth Fund - Class 2
2025		664	$167.96	to	$105.53	$110,233	0.15%	0.00%	to	0.80%	20.08%	to	19.12%
2024		718	$139.70	to	$88.48	$99,100	0.33%	0.00%	to	0.80%	31.62%	to	30.56%
2023		786	$106.14	to	$67.77	$82,466	0.36%	0.00%	to	0.80%	38.49%	to	37.38%
2022		836	$76.64	to	$49.33	$63,382	0.29%	0.00%	to	0.80%	-29.94%	to	-30.50%
2021		874	$109.39	to	$70.98	$94,545	0.22%	0.00%	to	0.80%	21.99%	to	21.02%
American Funds Insurance Series® Growth-Income Fund - Class 2
2025		516	$103.36	to	$66.16	$52,580	0.91%	0.00%	to	0.80%	18.24%	to	17.30%
2024		573	$87.54	to	$56.49	$49,314	1.13%	0.00%	to	0.80%	24.22%	to	23.23%
2023		611	$70.47	to	$45.84	$42,370	1.36%	0.00%	to	0.80%	26.13%	to	25.14%
2022		661	$55.87	to	$36.63	$36,394	1.21%	0.00%	to	0.80%	-16.49%	to	-17.16%
2021		678	$66.90	to	$44.22	$44,657	1.13%	0.00%	to	0.80%	24.10%	to	23.11%
American Funds Insurance Series® International Fund - Class 2
2025		468	$56.21	to	$30.24	$25,814	1.35%	0.00%	to	0.80%	26.48%	to	25.47%
2024		485	$44.34	to	$24.04	$21,066	1.23%	0.00%	to	0.80%	3.14%	to	2.30%
2023		515	$42.99	to	$23.50	$21,680	1.31%	0.00%	to	0.80%	15.84%	to	14.91%
2022		550	$37.11	to	$20.45	$20,011	1.60%	0.00%	to	0.80%	-20.77%	to	-21.41%
2021		573	$46.84	to	$26.02	$26,348	2.50%	0.00%	to	0.80%	-1.49%	to	-2.29%
BlackRock Global Allocation V.I. Fund - Class III
2025		288	$33.37	to	$29.19	$9,553	4.19%	0.00%	to	0.80%	19.60%	to	18.65%
2024		303	$27.92	to	$24.62	$8,410	1.45%	0.00%	to	0.80%	8.89%	to	8.03%
2023		328	$25.64	to	$22.79	$8,361	2.48%	0.00%	to	0.80%	12.51%	to	11.61%
2022		350	$22.79	to	$20.42	$7,937	0.00%	0.00%	to	0.80%	-16.06%	to	-16.75%
2021		307	$27.15	to	$24.53	$8,304	0.82%	0.00%	to	0.80%	6.39%	to	5.60%
Fidelity® VIP Equity-Income Portfolio - Initial Class
2025		520	$164.15	to	$218.01	$90,031	1.79%	0.00%	to	0.80%	19.02%	to	18.07%
2024		555	$137.92	to	$184.65	$80,894	1.83%	0.00%	to	0.80%	15.35%	to	14.43%
2023		586	$119.57	to	$161.37	$74,196	1.86%	0.00%	to	0.80%	10.65%	to	9.76%
2022		636	$108.06	to	$147.02	$72,845	1.84%	0.00%	to	0.80%	-4.96%	to	-5.71%
2021		664	$113.70	to	$155.93	$80,358	1.93%	0.00%	to	0.80%	24.89%	to	23.89%
Fidelity® VIP Contrafund® Portfolio - Initial Class
2025		519	$334.00	to	$149.41	$167,182	0.14%	0.00%	to	0.80%	21.00%	to	20.04%
2024		559	$274.94	to	$123.98	$147,991	0.19%	0.00%	to	0.80%	33.79%	to	32.73%
2023		605	$205.50	to	$93.41	$119,736	0.49%	0.00%	to	0.80%	33.45%	to	32.38%
2022		647	$153.99	to	$70.56	$95,647	0.46%	0.00%	to	0.80%	-26.31%	to	-26.90%
2021		682	$208.98	to	$96.53	$136,842	0.06%	0.00%	to	0.80%	27.83%	to	26.81%
Fidelity® VIP Index 500 Portfolio - Initial Class
2025		9		$211.27		$1,926	1.14%		0.80%			17.10%
2024		10		$180.83		$1,757	1.26%		0.80%			23.90%
2023		11		$145.95		$1,575	1.48%		0.80%			25.18%
2022		12		$116.59		$1,402	1.36%		0.80%			-18.87%
2021		13		$143.70		$1,822	1.24%		0.80%			27.55%
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class
2025		35	$41.18	to	$41.05	$1,426	3.49%	0.00%	to	0.80%	7.13%	to	6.27%
2024		39	$38.40	to	$38.60	$1,494	3.33%	0.00%	to	0.80%	1.78%	to	0.99%
2023		45	$37.73	to	$38.22	$1,693	2.48%	0.00%	to	0.80%	6.22%	to	5.35%
2022		50	$35.52	to	$36.28	$1,774	2.11%	0.00%	to	0.80%	-12.96%	to	-13.66%
2021		54	$40.81	to	$42.02	$2,216	1.97%	0.00%	to	0.80%	-0.61%	to	-1.41%
35

SELECT*LIFE VARIABLE ACCOUNT
OF RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements

	Fund		Unit Fair Value			Net	Investment				Total ReturnD
	Inception	Units	Corresponding to			Assets	Income	Expense RatioC			Corresponding to
	DateA	(000s)	Lowest to Highest Expense Ratio			(000s)	RatioB	Lowest to Highest			Lowest to Highest Expense Ratio
Neuberger Berman Advisers Management Trust® Quality Equity Portfolio - Class I Shares
2025		30	$92.95	to	$63.62	$2,758	0.00%	0.00%	to	0.80%	13.68%	to	12.78%
2024		35	$81.72	to	$56.39	$2,894	0.22%	0.00%	to	0.80%	25.84%	to	24.84%
2023		38	$64.94	to	$45.17	$2,466	0.34%	0.00%	to	0.80%	26.91%	to	25.89%
2022		45	$51.17	to	$35.88	$2,293	0.42%	0.00%	to	0.80%	-18.45%	to	-19.10%
2021		47	$62.75	to	$44.35	$2,969	0.40%	0.00%	to	0.80%	23.48%	to	22.48%
Voya Intermediate Bond Portfolio - Class I
2025		727	$25.08	to	$17.56	$17,990	4.76%	0.00%	to	0.80%	7.68%	to	6.83%
2024		757	$23.29	to	$16.44	$17,448	4.64%	0.00%	to	0.80%	2.83%	to	2.05%
2023		766	$22.65	to	$16.11	$17,160	3.97%	0.00%	to	0.80%	7.30%	to	6.41%
2022		866	$21.11	to	$15.14	$18,088	2.68%	0.00%	to	0.80%	-14.47%	to	-15.13%
2021		969	$24.68	to	$17.84	$23,653	2.94%	0.00%	to	0.80%	-0.88%	to	-1.65%
Voya Balanced Income Portfolio - Institutional Class
2025		752	$11.73	to	$11.59	$8,804	4.21%	0.00%	to	0.80%	11.85%	to	10.96%
2024	07/08/2024	652	$10.47	to	$10.43	$6,824	(d)	0.00%	to	0.80%		(d)
2023		(d)		(d)		(d)	(d)		(d)			(d)
2022		(d)		(d)		(d)	(d)		(d)			(d)
2021		(d)		(d)		(d)	(d)		(d)			(d)
Voya Global Perspectives® Portfolio - Class I
2025		9	$19.73	to	$17.82	$186	5.33%	0.00%	to	0.80%	14.36%	to	13.45%
2024		11	$17.27	to	$15.72	$189	2.73%	0.00%	to	0.80%	7.33%	to	6.43%
2023		16	$16.09	to	$14.77	$250	6.71%	0.00%	to	0.80%	10.51%	to	9.65%
2022		16	$14.56	to	$13.47	$227	3.47%	0.00%	to	0.80%	-17.51%	to	-18.21%
2021		20	$17.65	to	$16.47	$350	4.07%	0.00%	to	0.80%	6.07%	to	5.31%
Voya Government Liquid Assets Portfolio - Class I
2025		2,463	$14.52	to	$12.11	$35,285	4.77%	0.00%	to	0.80%	4.13%	to	3.30%
2024		1,754	$13.94	to	$11.72	$24,000	4.95%	0.00%	to	0.80%	5.05%	to	4.18%
2023		1,944	$13.27	to	$11.25	$25,350	4.78%	0.00%	to	0.80%	4.90%	to	4.17%
2022		2,628	$12.65	to	$10.80	$32,786	1.80%	0.00%	to	0.80%	1.52%	to	0.65%
2021		1,895	$12.46	to	$10.73	$23,198	0.00%	0.00%	to	0.80%	0.00%	to	-0.74%
Voya High Yield Portfolio - Institutional Class
2025		702	$13.58	to	$12.87	$9,474	6.24%	0.00%	to	0.80%	8.51%	to	7.65%
2024		747	$12.49	to	$11.93	$9,276	6.71%	0.00%	to	0.80%	7.49%	to	6.61%
2023		777	$11.62	to	$11.19	$8,985	6.27%	0.00%	to	0.80%	12.27%	to	11.34%
2022		946	$10.35	to	$10.05	$9,753	5.73%	0.00%	to	0.80%	-12.29%	to	-12.99%
2021		1,013	$11.80	to	$11.55	$11,927	5.26%	0.00%	to	0.80%	5.26%	to	4.43%
Voya Large Cap Growth Portfolio - Institutional Class
2025		1,671	$127.60	to	$108.04	$212,198	0.00%	0.00%	to	0.80%	15.20%	to	14.29%
2024		1,811	$110.64	to	$94.43	$199,462	0.00%	0.00%	to	0.80%	34.81%	to	33.72%
2023		1,940	$82.07	to	$70.62	$158,523	0.00%	0.00%	to	0.80%	37.84%	to	36.75%
2022		2,075	$59.54	to	$51.64	$123,022	0.00%	0.00%	to	0.80%	-30.49%	to	-31.05%
2021		2,209	$85.66	to	$74.90	$188,509	0.00%	0.00%	to	0.80%	19.54%	to	18.59%
Voya Retirement Aggressive Portfolio - Institutional Class
2025		532	$36.95	to	$32.44	$19,615	3.08%	0.00%	to	0.80%	16.27%	to	15.35%
2024		557	$31.83	to	$28.17	$17,697	2.41%	0.00%	to	0.80%	14.95%	to	14.05%
2023		601	$27.69	to	$24.70	$16,600	1.91%	0.00%	to	0.80%	18.38%	to	17.40%
2022		636	$23.39	to	$21.04	$14,847	1.55%	0.00%	to	0.80%	-16.31%	to	-16.97%
2021		672	$27.95	to	$25.34	$18,761	2.07%	0.00%	to	0.80%	15.98%	to	15.02%

36

SELECT*LIFE VARIABLE ACCOUNT
OF RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements

	Fund		Unit Fair Value			Net	Investment				Total ReturnD
	Inception	Units	Corresponding to			Assets	Income	Expense RatioC			Corresponding to
	DateA	(000s)	Lowest to Highest Expense Ratio			(000s)	RatioB	Lowest to Highest			Lowest to Highest Expense Ratio
Voya Retirement Moderate Portfolio - Institutional Class
2025		355	$27.19	to	$23.88	$9,597	4.51%	0.00%	to	0.80%	12.20%	to	11.31%
2024		327	$24.26	to	$21.47	$7,880	3.05%	0.00%	to	0.80%	8.21%	to	7.30%
2023		386	$22.42	to	$20.01	$8,601	2.02%	0.00%	to	0.80%	11.60%	to	10.74%
2022		432	$20.09	to	$18.07	$8,641	1.95%	0.00%	to	0.80%	-14.87%	to	-15.56%
2021		470	$23.60	to	$21.40	$11,052	2.23%	0.00%	to	0.80%	10.02%	to	9.18%
Voya Retirement Moderately Aggressive Portfolio - Institutional Class
2025		208	$33.43	to	$29.35	$6,937	3.75%	0.00%	to	0.80%	14.50%	to	13.59%
2024		230	$29.25	to	$25.89	$6,711	2.86%	0.00%	to	0.80%	12.89%	to	11.98%
2023		284	$25.91	to	$23.12	$7,343	1.79%	0.00%	to	0.80%	15.77%	to	14.85%
2022		295	$22.38	to	$20.13	$6,592	1.75%	0.00%	to	0.80%	-15.99%	to	-16.68%
2021		303	$26.64	to	$24.16	$8,076	2.15%	0.00%	to	0.80%	14.38%	to	13.48%
Voya U.S. Stock Index Portfolio - Institutional Class
2025		1,312	$88.50	to	$71.62	$115,911	1.51%	0.00%	to	0.80%	17.82%	to	16.89%
2024		1,380	$75.30	to	$61.43	$103,704	1.29%	0.00%	to	0.80%	24.67%	to	23.70%
2023		1,576	$60.40	to	$49.66	$95,060	1.57%	0.00%	to	0.80%	25.94%	to	24.90%
2022		1,677	$47.96	to	$39.76	$80,296	1.21%	0.00%	to	0.80%	-18.35%	to	-18.99%
2021		1,850	$58.74	to	$49.08	$108,512	1.12%	0.00%	to	0.80%	28.37%	to	27.35%
VY® CBRE Global Real Estate Portfolio - Service Class
2025		165	$17.69	to	$15.35	$2,911	2.72%	0.00%	to	0.80%	7.18%	to	6.32%
2024		176	$16.61	to	$14.52	$2,906	2.81%	0.00%	to	0.80%	0.12%	to	-0.68%
2023		195	$16.59	to	$14.62	$3,219	1.67%	0.00%	to	0.80%	12.32%	to	11.43%
2022		204	$14.77	to	$13.12	$2,998	2.07%	0.00%	to	0.80%	-25.10%	to	-25.75%
2021		384	$19.72	to	$17.67	$7,548	2.80%	0.00%	to	0.80%	34.15%	to	33.06%
VY® CBRE Real Estate Portfolio - Institutional Class
2025		14		$73.74		$999	2.89%		0.00%			1.19%
2024		15		$73.52		$1,077	2.82%		0.00%			4.58%
2023		16		$70.30		$1,125	2.93%		0.00%			14.31%
2022		17		$61.50		$1,061	1.75%		0.00%			-26.97%
2021		19		$84.21		$1,571	1.86%		0.00%			52.33%
VY® Invesco Growth and Income Portfolio - Service Class
2025		208	$56.25	to	$47.64	$11,572	2.65%	0.00%	to	0.80%	15.45%	to	14.54%
2024		224	$48.77	to	$41.63	$10,815	1.34%	0.00%	to	0.80%	16.15%	to	15.22%
2023		239	$41.99	to	$36.13	$9,907	1.79%	0.00%	to	0.80%	12.33%	to	11.44%
2022		263	$37.38	to	$32.42	$9,744	1.25%	0.00%	to	0.80%	-5.84%	to	-6.60%
2021		279	$39.70	to	$34.71	$10,984	1.51%	0.00%	to	0.80%	28.98%	to	27.94%
VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class
2025		261	$30.87	to	$26.35	$8,027	0.92%	0.00%	to	0.80%	37.78%	to	36.68%
2024		285	$22.26	to	$19.16	$6,324	1.14%	0.00%	to	0.80%	2.11%	to	1.32%
2023		332	$21.80	to	$18.91	$7,228	1.98%	0.00%	to	0.80%	6.81%	to	5.94%
2022		340	$20.41	to	$17.85	$6,921	0.00%	0.00%	to	0.80%	-25.89%	to	-26.48%
2021		340	$27.54	to	$24.28	$9,339	0.00%	0.00%	to	0.80%	-9.82%	to	-10.54%
VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class
2025		—		$67.35		$5	0.00%		0.00%			4.11%
2024		540	$64.85	to	$51.14	$34,637	0.53%	0.00%	to	0.80%	11.10%	to	10.19%
2023		566	$58.37	to	$46.41	$32,727	0.35%	0.00%	to	0.80%	12.47%	to	11.56%
2022		607	$51.90	to	$41.60	$31,153	0.01%	0.00%	to	0.80%	-17.58%	to	-18.22%
2021		646	$62.97	to	$50.87	$40,236	0.39%	0.00%	to	0.80%	18.72%	to	17.75%

37

SELECT*LIFE VARIABLE ACCOUNT
OF RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements

	Fund		Unit Fair Value			Net	Investment				Total ReturnD
	Inception	Units	Corresponding to			Assets	Income	Expense RatioC			Corresponding to
	DateA	(000s)	Lowest to Highest Expense Ratio			(000s)	RatioB	Lowest to Highest			Lowest to Highest Expense Ratio
VY® T. Rowe Price Capital Appreciation Portfolio - Institutional Class
2025		957	$108.69	to	$63.31	$101,479	2.24%	0.00%	to	0.80%	12.48%	to	11.58%
2024		1,073	$96.77	to	$56.82	$101,307	2.97%	0.00%	to	0.80%	12.75%	to	11.85%
2023		1,147	$85.83	to	$50.80	$96,010	2.36%	0.00%	to	0.80%	18.93%	to	17.97%
2022		1,171	$72.17	to	$43.06	$82,359	1.48%	0.00%	to	0.80%	-11.97%	to	-12.67%
2021		1,199	$81.98	to	$49.31	$95,664	1.06%	0.00%	to	0.80%	18.67%	to	17.71%
Voya Global Bond Portfolio - Service Class
2025		286	$16.87	to	$14.28	$4,804	3.49%	0.00%	to	0.80%	8.79%	to	7.92%
2024		337	$15.54	to	$13.26	$5,218	4.12%	0.00%	to	0.80%	-1.21%	to	-2.07%
2023		327	$15.73	to	$13.54	$5,123	3.32%	0.00%	to	0.80%	5.93%	to	5.12%
2022		349	$14.85	to	$12.88	$5,176	2.43%	0.00%	to	0.80%	-18.45%	to	-19.15%
2021		373	$18.21	to	$15.93	$6,776	2.62%	0.00%	to	0.80%	-5.06%	to	-5.80%
Voya Global Insights Portfolio - Initial Class
2025		948	$63.05	to	$53.39	$59,339	0.39%	0.00%	to	0.80%	24.05%	to	23.06%
2024		1,011	$50.72	to	$43.29	$50,903	0.00%	0.00%	to	0.80%	9.31%	to	8.44%
2023		1,092	$46.40	to	$39.92	$50,338	0.05%	0.00%	to	0.80%	32.69%	to	31.62%
2022		1,178	$34.97	to	$30.33	$40,935	0.00%	0.00%	to	0.80%	-31.93%	to	-32.48%
2021		1,252	$51.37	to	$44.92	$63,928	0.00%	0.00%	to	0.80%	15.36%	to	14.45%
Voya International High Dividend Low Volatility Portfolio - Initial Class
2025		—		$25.95		$—	0.00%		0.00%			38.01%
2024		351	$18.86	to	$17.03	$6,612	4.71%	0.00%	to	0.80%	7.22%	to	6.37%
2023		369	$17.59	to	$16.01	$6,478	4.57%	0.00%	to	0.80%	14.89%	to	13.95%
2022		380	$15.31	to	$14.05	$5,810	4.34%	0.00%	to	0.80%	-8.92%	to	-9.65%
2021		391	$16.81	to	$15.55	$6,573	2.46%	0.00%	to	0.80%	12.14%	to	11.23%
Voya Solution Aggressive Portfolio - Initial Class
2025		67	$12.29	to	$12.15	$826	1.94%	0.00%	to	0.80%	17.03%	to	16.10%
2024	07/08/2024	68	$10.52	to	$10.48	$718	(d)	0.00%	to	0.80%		(d)
2023		(d)		(d)		(d)	(d)		(d)			(d)
2022		(d)		(d)		(d)	(d)		(d)			(d)
2021		(d)		(d)		(d)	(d)		(d)			(d)
Voya Solution Balanced Portfolio - Initial Class
2025		5		$11.76		$58	1.82%		0.00%			13.05%
2024	07/08/2024	5	$10.41	to	$10.37	$52	(d)	0.00%	to	0.80%		(d)
2023		(d)		(d)		(d)	(d)		(d)			(d)
2022		(d)		(d)		(d)	(d)		(d)			(d)
2021		(d)		(d)		(d)	(d)		(d)			(d)
Voya Solution Conservative Portfolio - Initial Class
2025		—		$11.16		$4	0.00%		0.00%			8.33%
2024	07/08/2024	—		$10.30		$4	(d)		0.00%			(d)
2023		(d)		(d)		(d)	(d)		(d)			(d)
2022		(d)		(d)		(d)	(d)		(d)			(d)
2021		(d)		(d)		(d)	(d)		(d)			(d)
Voya Solution Moderately Aggressive Portfolio - Initial Class
2025		36	$23.37	to	$21.50	$833	2.92%	0.00%	to	0.80%	15.13%	to	14.21%
2024		40	$20.33	to	$18.85	$813	1.47%	0.00%	to	0.80%	15.12%	to	14.17%
2023		46	$17.66	to	$16.51	$817	3.40%	0.00%	to	0.80%	18.84%	to	17.93%
2022		52	$14.86	to	$14.00	$772	3.45%	0.00%	to	0.80%	-18.58%	to	-19.26%
2021		63	$18.25	to	$17.34	$1,142	1.68%	0.00%	to	0.80%	17.36%	to	16.45%

38

SELECT*LIFE VARIABLE ACCOUNT
OF RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements

	Fund		Unit Fair Value			Net	Investment				Total ReturnD
	Inception	Units	Corresponding to			Assets	Income	Expense RatioC			Corresponding to
	DateA	(000s)	Lowest to Highest Expense Ratio			(000s)	RatioB	Lowest to Highest			Lowest to Highest Expense Ratio
VY® Baron Growth Portfolio - Initial Class
2025		138	$58.23	to	$49.30	$7,987	0.50%	0.00%	to	0.80%	-9.74%	to	-10.46%
2024		146	$65.20	to	$55.65	$9,457	0.00%	0.00%	to	0.80%	4.89%	to	4.06%
2023		158	$62.16	to	$53.48	$9,789	0.00%	0.00%	to	0.80%	15.09%	to	14.18%
2022		164	$54.01	to	$46.84	$8,849	0.00%	0.00%	to	0.80%	-23.50%	to	-24.12%
2021		178	$70.60	to	$61.73	$12,523	0.00%	0.00%	to	0.80%	20.73%	to	19.77%
VY® Invesco Comstock Portfolio - Initial Class
2025		134	$72.33	to	$49.62	$9,653	1.58%	0.00%	to	0.80%	17.29%	to	16.36%
2024		146	$61.70	to	$42.67	$8,958	1.82%	0.00%	to	0.80%	15.05%	to	14.15%
2023		159	$53.63	to	$37.38	$8,486	2.01%	0.00%	to	0.80%	12.27%	to	11.35%
2022		167	$47.77	to	$33.57	$7,949	1.66%	0.00%	to	0.80%	0.61%	to	-0.18%
2021		199	$47.48	to	$33.63	$9,439	1.99%	0.00%	to	0.80%	33.33%	to	32.25%
VY® Invesco Equity and Income Portfolio - Initial Class
2025		143	$53.18	to	$39.89	$7,573	1.77%	0.00%	to	0.80%	12.82%	to	11.93%
2024		189	$47.14	to	$35.65	$8,857	3.45%	0.00%	to	0.80%	12.00%	to	11.09%
2023		199	$42.09	to	$32.09	$8,345	2.26%	0.00%	to	0.80%	10.24%	to	9.37%
2022		208	$38.18	to	$29.34	$7,882	1.83%	0.00%	to	0.80%	-7.60%	to	-8.34%
2021		184	$41.32	to	$32.01	$7,522	1.48%	0.00%	to	0.80%	18.84%	to	17.86%
Voya Growth and Income Portfolio - Class I
2025		212	$59.63	to	$51.55	$12,586	0.33%	0.00%	to	0.80%	18.38%	to	17.44%
2024		224	$50.45	to	$43.96	$11,226	0.90%	0.00%	to	0.80%	23.86%	to	22.86%
2023		231	$40.73	to	$35.78	$9,351	1.13%	0.00%	to	0.80%	27.40%	to	26.39%
2022		256	$31.97	to	$28.31	$8,144	1.08%	0.00%	to	0.80%	-14.72%	to	-15.39%
2021		270	$37.49	to	$33.46	$10,062	1.05%	0.00%	to	0.80%	29.01%	to	27.95%
Voya Global High Dividend Low Volatility Portfolio - Class I
2025		465	$22.49	to	$20.62	$10,431	2.41%	0.00%	to	0.80%	19.31%	to	18.36%
2024		501	$18.90	to	$17.46	$9,444	2.81%	0.00%	to	0.80%	12.97%	to	11.99%
2023		559	$16.73	to	$15.59	$9,345	2.91%	0.00%	to	0.80%	6.70%	to	5.91%
2022		607	$15.68	to	$14.72	$9,503	2.64%	0.00%	to	0.80%	-4.91%	to	-5.64%
2021		635	$16.49	to	$15.60	$10,452	2.58%	0.00%	to	0.80%	20.89%	to	19.91%
Voya Index Plus LargeCap Portfolio - Class I
2025		256	$82.44	to	$63.88	$20,999	1.11%	0.00%	to	0.80%	15.39%	to	14.48%
2024		81	$71.56	to	$55.90	$5,714	0.86%	0.00%	to	0.80%	25.21%	to	24.19%
2023		84	$57.15	to	$45.01	$4,746	0.87%	0.00%	to	0.80%	26.05%	to	25.06%
2022		84	$45.34	to	$35.99	$3,781	0.78%	0.00%	to	0.80%	-19.04%	to	-19.68%
2021		93	$56.00	to	$44.81	$5,168	0.98%	0.00%	to	0.80%	29.24%	to	28.21%
Voya Index Plus MidCap Portfolio - Class I
2025		1,694	$69.29	to	$49.02	$115,599	1.11%	0.00%	to	0.80%	8.31%	to	7.45%
2024		201	$64.06	to	$45.68	$12,773	1.05%	0.00%	to	0.80%	15.17%	to	14.26%
2023		214	$55.62	to	$39.98	$11,840	1.12%	0.00%	to	0.80%	17.52%	to	16.56%
2022		235	$47.33	to	$34.30	$11,038	0.82%	0.00%	to	0.80%	-14.29%	to	-14.97%
2021		268	$55.22	to	$40.34	$14,679	1.02%	0.00%	to	0.80%	27.74%	to	26.74%
Voya Index Plus SmallCap Portfolio - Class I
2025		1,293	$60.29	to	$42.03	$77,037	1.23%	0.00%	to	0.80%	8.70%	to	7.84%
2024		130	$55.68	to	$39.13	$7,175	1.19%	0.00%	to	0.80%	8.69%	to	7.83%
2023		134	$51.23	to	$36.29	$6,804	1.02%	0.00%	to	0.80%	18.20%	to	17.25%
2022		148	$43.34	to	$30.95	$6,347	0.86%	0.00%	to	0.80%	-14.01%	to	-14.69%
2021		193	$50.40	to	$36.28	$9,647	0.67%	0.00%	to	0.80%	28.44%	to	27.43%

39

SELECT*LIFE VARIABLE ACCOUNT
OF RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements

	Fund		Unit Fair Value			Net	Investment				Total ReturnD
	Inception	Units	Corresponding to			Assets	Income	Expense RatioC			Corresponding to
	DateA	(000s)	Lowest to Highest Expense Ratio			(000s)	RatioB	Lowest to Highest			Lowest to Highest Expense Ratio
Voya International Index Portfolio - Class I
2025		1,815	$16.53	to	$16.07	$29,962	2.80%	0.00%	to	0.80%	31.37%	to	30.32%
2024		1,436	$12.63	to	$12.38	$18,105	2.89%	0.00%	to	0.80%	3.02%	to	2.23%
2023		1,453	$12.26	to	$12.11	$17,798	5.15%	0.00%	to	0.80%	17.77%	to	16.78%
2022	07/08/2022	1,546	$10.41	to	$10.37	$16,089	(b)	0.00%	to	0.80%		(b)
2021		(b)		(b)		(b)	(b)		(b)			(b)
Voya Russell™ Large Cap Growth Index Portfolio - Class I
2025		1,779	$153.50	to	$134.27	$265,949	0.16%	0.00%	to	0.80%	18.41%	to	17.47%
2024		1,900	$129.95	to	$114.58	$240,747	0.40%	0.00%	to	0.80%	34.61%	to	33.51%
2023		2,025	$96.54	to	$85.82	$190,976	0.51%	0.00%	to	0.80%	45.99%	to	44.82%
2022		2,194	$66.13	to	$59.26	$141,917	0.40%	0.00%	to	0.80%	-30.03%	to	-30.58%
2021		2,358	$94.51	to	$85.37	$218,472	0.50%	0.00%	to	0.80%	30.67%	to	29.62%
Voya Russell™ Large Cap Index Portfolio - Class I
2025		97	$108.77	to	$95.15	$10,492	1.45%	0.00%	to	0.80%	18.97%	to	18.02%
2024		80	$91.60	to	$80.77	$7,351	1.04%	0.00%	to	0.80%	26.94%	to	25.93%
2023		85	$72.16	to	$64.14	$6,121	0.73%	0.00%	to	0.80%	29.41%	to	28.38%
2022		39	$55.76	to	$49.96	$2,148	0.65%	0.00%	to	0.80%	-20.07%	to	-20.71%
2021		44	$69.76	to	$63.01	$3,067	0.86%	0.00%	to	0.80%	27.39%	to	26.37%
Voya Russell™ Large Cap Value Index Portfolio - Class I
2025		768	$64.29	to	$56.23	$49,181	8.09%	0.00%	to	0.80%	18.05%	to	17.12%
2024		562	$54.51	to	$48.06	$30,487	2.10%	0.00%	to	0.80%	15.00%	to	14.08%
2023		605	$47.40	to	$42.13	$28,536	2.08%	0.00%	to	0.80%	10.26%	to	9.37%
2022		645	$42.99	to	$38.52	$27,601	1.30%	0.00%	to	0.80%	-5.47%	to	-6.23%
2021		690	$45.48	to	$41.08	$31,254	2.11%	0.00%	to	0.80%	22.99%	to	22.01%
Voya Russell™ Mid Cap Growth Index Portfolio - Class I
2025		45	$87.87	to	$76.86	$3,940	0.25%	0.00%	to	0.80%	7.76%	to	6.90%
2024		42	$81.10	to	$71.51	$3,354	0.41%	0.00%	to	0.80%	21.55%	to	20.57%
2023		46	$66.72	to	$59.31	$3,061	0.51%	0.00%	to	0.80%	25.34%	to	24.34%
2022		47	$53.23	to	$47.70	$2,479	0.00%	0.00%	to	0.80%	-26.97%	to	-27.55%
2021		53	$72.89	to	$65.84	$3,851	0.28%	0.00%	to	0.80%	12.29%	to	11.40%
Voya Russell™ Small Cap Index Portfolio - Class I
2025		42	$42.37	to	$36.76	$1,742	1.38%	0.00%	to	0.80%	12.43%	to	11.54%
2024		47	$37.66	to	$32.94	$1,747	1.09%	0.00%	to	0.80%	11.12%	to	10.24%
2023		52	$33.89	to	$29.88	$1,736	1.59%	0.00%	to	0.80%	16.66%	to	15.77%
2022		62	$29.05	to	$25.81	$1,795	0.72%	0.00%	to	0.80%	-20.69%	to	-21.33%
2021		58	$36.63	to	$32.81	$2,114	0.84%	0.00%	to	0.80%	14.36%	to	13.41%
Voya U.S. Bond Index Portfolio - Class I
2025		327	$15.76	to	$13.67	$5,123	4.15%	0.00%	to	0.80%	6.68%	to	5.83%
2024		372	$14.77	to	$12.92	$5,478	4.01%	0.00%	to	0.80%	0.82%	to	0.00%
2023		349	$14.65	to	$12.92	$5,089	3.84%	0.00%	to	0.80%	5.02%	to	4.19%
2022		421	$13.95	to	$12.40	$5,844	2.16%	0.00%	to	0.80%	-13.08%	to	-13.77%
2021		452	$16.05	to	$14.38	$7,219	2.19%	0.00%	to	0.80%	-1.89%	to	-2.64%
Voya MidCap Opportunities Portfolio - Class I
2025		—		$54.89		$8	0.00%		0.00%			3.37%
2024		356	$52.83	to	$86.66	$18,922	0.00%	0.00%	to	0.80%	15.91%	to	14.98%
2023		391	$45.58	to	$75.37	$17,951	0.00%	0.00%	to	0.80%	23.56%	to	22.55%
2022		425	$36.89	to	$61.50	$15,815	0.00%	0.00%	to	0.80%	-25.08%	to	-25.66%
2021		445	$49.24	to	$82.73	$22,066	0.00%	0.00%	to	0.80%	12.09%	to	11.17%

40

SELECT*LIFE VARIABLE ACCOUNT
OF RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements

A	The Fund Inception Date represents the first date the fund received money.
B	The Investment Income Ratio represents dividends received by the subaccount, excluding capital gains distributions, divided by the average net assets. The recognition of investment income is determined by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.
C	The Expense Ratio considers only the annualized contract expenses borne directly by the Account, excluding expenses charged through the redemption of units, and is equal to the mortality and expense, administrative, and other charges, as defined in the Charges and Fees Note.
D	Total Return is calculated as the change in unit value for each Policy presented in the Statement of Assets and Liabilities. These percentages represent the range of total returns available as of the report date and correspond with the expense ratio lowest to highest.

(b)	As subaccount had no investments until 2022, this data is not meaningful and therefore not presented.
(d)	As subaccount had no investments until 2024, this data is not meaningful and therefore not presented.
41

Report of Independent Auditors

The Board of Directors and Stockholder
ReliaStar Life Insurance Company

Opinion

We have audited the statutory-basis financial statements of ReliaStar Life Insurance Company (the Company), which comprise the balance sheets as of December 31, 2025 and 2024, and the related statements of operations, changes in capital and surplus and cash flows for each of the three years in the period ended December 31, 2025, and the related notes to the financial statements (collectively referred to as the “financial statements”).

Unmodified Opinion on Statutory Basis of Accounting

In our opinion, the accompanying financial statements present fairly, in all material respects, the financial position of the Company at December 31, 2025 and 2024, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2025, on the basis of accounting described in Note 1.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter described in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the financial statements do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company at December 31, 2025 and 2024, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2025.

Basis for Opinion

We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditor’s Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 1 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Minnesota Department of Commerce, Division of Insurance, which is a basis of accounting other than accounting principles generally accepted in the United States of America. The effects on the financial statements of the variances between these statutory accounting practices described in Note 1 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material and pervasive.

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the Minnesota Department of Commerce, Division of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company's ability to continue as a going concern for one year after the date that the financial statements are issued.

Auditor's Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditor’s report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with GAAS, we:

•Exercise professional judgment and maintain professional skepticism throughout the audit.

•Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

•Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

•Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.

•Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control-related matters that we identified during the audit.

/s/ Ernst & Young LLP

April 1, 2026

RELIASTAR LIFE INSURANCE COMPANY
Balance Sheets – Statutory Basis

	December 31
	2025	2024
	(In Thousands)
Admitted Assets
Cash and invested assets:
Bonds	$6,041,362	$6,334,398
Bonds - securities loaned and pledged	148,002	219,422
Mortgage loans	915,530	963,460
Contract loans	147,746	161,973
Cash and short term investments	167,304	144,672
Other invested assets	699,912	687,947
Subsidiaries	417,063	481,460
Securities lending collateral	103,868	116,786
Derivatives	41,757	53,336
Preferred stocks	109,039	69,232
Common stocks	39,607	37,635
Real estate - occupied and held for sale	32,423	41,613
Total cash and invested assets	8,863,613	9,311,934

Deferred and uncollected premiums	(486,533)	(527,387)
Accrued investment income	63,790	67,660
Reinsurance balances recoverable	787,908	867,470
Federal income tax recoverable	6,150	24,155
Indebtedness from related parties	302	27,358
Net deferred tax asset	175,349	143,256
Other assets	66,238	57,421
Separate account assets	2,792,595	2,645,800
Total admitted assets	$12,269,414	$12,617,667

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
Balance Sheets – Statutory Basis

	December 31
	2025	2024
	(In Thousands, except share amounts)
Liabilities and Capital and Surplus
Liabilities:
Policy and contract liabilities:
Life and annuity reserves	$5,213,514	$5,551,641
Accident and health reserves	113,553	115,201
Deposit type contracts	843,794	1,003,114
Policyholders’ funds	164	190
Dividends payable	(3,462)	(3,991)
Policy and contract claims	717,578	833,271
Total policy and contract liabilities	6,885,141	7,499,426

Interest maintenance reserve	23,697	15,187
Accounts payable and accrued expenses	100,799	103,158
Reinsurance balances	486,595	506,842
Indebtedness to related parties	33,427	35,227
Asset valuation reserve	134,902	161,907
Net transfers to separate accounts due or accrued	1,434	1,535
Derivatives	44,257	46,996
Borrowed money	—	83,056
Payable for securities lending	103,868	116,786
Payable for securities	34,325	3,772
Other liabilities	284,031	299,681
Separate account liabilities	2,792,595	2,645,800
Total liabilities	10,925,072	11,519,373

Capital and surplus:
Common stock: authorized 25,000,000 shares of $1.25 par value; 2,000,000 shares issued and outstanding	2,500	2,500
Preferred capital stock	100	100
Paid-in and contributed surplus	7,620	7,620
Unassigned surplus	1,334,222	1,088,174
Preferred capital stock, held in treasury	(100)	(100)
Total capital and surplus	1,344,342	1,098,294
Total liabilities and capital and surplus	$12,269,414	$12,617,667

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
Statements of Operations – Statutory Basis

	Year ended December 31
	2025	2024	2023
	(In Thousands)
Premiums and other revenues:
Life, annuity, and accident and health premiums	$1,405,888	$1,331,412	$1,206,152
Considerations for supplementary contracts with life contingencies	4,789	4,353	6,529
Net investment income	481,921	503,076	501,852
Amortization of interest maintenance reserve	(10,828)	(9,232)	3,186
Commissions, expense allowances and reserve adjustments on reinsurance ceded	(4,015)	272,260	206,011
Other revenue	78,081	67,589	64,430
Total premiums and other revenues	1,955,836	2,169,458	1,988,160

Benefits paid or provided:
Death benefits	96,238	108,026	103,271
Annuity benefits	58,828	58,023	63,129
Surrender benefits and withdrawals	670,257	836,810	795,956
Interest and adjustments on contract or deposit-type contract funds	25,817	34,014	34,030
Accident and health benefits	487,269	850,907	414,769
Other benefits	5,809	6,670	5,784
Decrease in life, annuity and accident and health reserves	(339,775)	(554,567)	(534,752)
Net transfers from separate accounts	(197,393)	(189,848)	(132,079)
Total benefits paid or provided	807,050	1,150,035	750,108

Insurance expenses and other deductions:
Commissions	348,284	365,937	340,935
General expenses	448,438	400,987	361,053
Insurance taxes, licenses and fees	97,886	97,863	84,371
Other deductions	5,350	7,251	29,360
Total insurance expenses and other deductions	899,958	872,038	815,719

Gains from operations before policyholder dividends, federal income taxes and net realized capital loss	248,828	147,385	422,333

Dividends to policyholders	580	889	1,277

Gains from operations before federal income taxes and net realized capital loss	248,248	146,496	421,056

Federal income tax (benefit) expense	(19,321)	(30,316)	18,503
Gains from operations before net realized capital loss	267,569	176,812	402,553
Net realized capital loss	(23,099)	(14,304)	(1,960)
Net income	$244,470	$162,508	$400,593

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
Statements of Changes in Capital and Surplus – Statutory Basis

	Year ended December 31
	2025	2024	2023
	(In Thousands)
Common stock:
Balance at beginning and end of year	$2,500	$2,500	$2,500

Preferred stock:
Balance at beginning and end of year	100	100	100

Paid-in and contributed surplus:
Balance at beginning of year	7,620	7,620	7,620
Balance at end of year	7,620	7,620	7,620

Unassigned surplus:
Balance at beginning of year	1,088,174	1,436,406	1,774,199
Net income	244,470	162,508	400,593
Change in net unrealized capital (loss) gain	(40,957)	(39,953)	16,104
Change in nonadmitted assets	84,144	(20,872)	(31,886)
Change in liability for reinsurance in unauthorized companies	12,921	(4,828)	4,629
Change in reserve due to change in valuation basis	—	—	44,985
Change in asset valuation reserve	27,005	6,613	26,891
Tax on change in valuation basis	—	—	(8,706)
Change in net deferred income tax	(57,803)	(26,538)	(18,496)
Amortization of gain on reinsurance	(22,587)	(23,243)	(23,488)
Dividends to stockholder	—	(402,000)	(746,500)
Amortization of pension and other post-employment benefits	(1,146)	81	(1,919)
Balance at end of year	1,334,222	1,088,174	1,436,406

Preferred capital stock held in treasury balance at beginning and end of year	(100)	(100)	(100)
Total capital and surplus	$1,344,342	$1,098,294	$1,446,526

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
Statements of Cash Flows – Statutory Basis

	Year ended December 31
	2025	2024	2023
	(In Thousands)
Operations
Premiums, policy proceeds, and other considerations received, net of reinsurance paid	$1,358,016	$1,426,178	$1,247,540
Net investment income received	503,874	527,047	513,022
Commissions and expenses paid	(869,465)	(853,126)	(805,758)
Benefits paid	(1,682,443)	(1,835,726)	(1,652,493)
Net transfers from separate accounts	197,292	190,434	131,330
Dividends paid to policyholders	(51)	(1,045)	(1,076)
Federal income taxes recovered (paid)	32,493	14,942	(25,007)
Miscellaneous income	379,799	294,073	435,276
Net cash used in operations	(80,484)	(237,223)	(157,166)

Investment Activities
Proceeds from investments sold, matured, or repaid:
Bonds	1,529,525	1,452,173	1,902,136
Stocks	66,466	1,452	91,217
Mortgage loans	186,710	150,536	135,153
Real estate	—	285	—
Other invested assets	59,582	45,120	83,314
Net (loss) gain on cash and short term investments	(207)	(63)	18
Miscellaneous proceeds	56,180	41,748	32,132
Total investment proceeds	1,898,256	1,691,251	2,243,970

Cost of investments acquired:
Bonds	1,250,950	1,112,432	1,015,658
Stocks	14,926	19,132	4,062
Mortgage loans	143,996	58,155	95,787
Other invested assets	87,761	92,096	41,042
Miscellaneous applications	—	9,875	7,001
Total cost of investments acquired	1,497,632	1,291,690	1,163,550
Net decrease in contract loans	14,223	10,768	10,400
Net cash provided by investment activities	414,847	410,329	1,090,820

Financing and Miscellaneous Activities
Other cash (applied) provided:
Borrowed money	(83,056)	83,056	—
Net withdrawals on deposit type contracts	(159,320)	(13,719)	(116,988)
Dividends paid to stockholder	—	(402,000)	(746,500)
Other cash applied	(69,355)	(3,761)	(134,498)
Net cash used in financing and miscellaneous activities	(311,731)	(336,424)	(997,986)
Net increase (decrease) in cash and short term investments	22,632	(163,318)	(64,332)
Cash and short term investments:
Beginning of year	144,672	307,990	372,322
End of year	$167,304	$144,672	$307,990

Note: Supplemental disclosures of cash flow information for non-cash transactions:
Principles-Based Bond Definition	$66,560	$—	$—
The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2025
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
1.Organization and Significant Accounting Policies
ReliaStar Life Insurance Company (the “Company”) is domiciled in Minnesota and is a wholly owned subsidiary of Voya Holdings Inc. (“Voya Holdings”), a Connecticut holding and management company. Voya Holdings is a wholly owned subsidiary of Voya Financial, Inc., a publicly traded corporation with its common stock listed on the New York Stock Exchange, under the symbol "VOYA."

Description of Business

The Company is principally engaged in the business of providing employee benefit products and services, retirement plans, and life and health reinsurance. The Company is presently licensed in all states (approved for reinsurance only in New York), the District of Columbia, Guam, and Puerto Rico.

Use of Estimates

The preparation of the financial statements of the Company requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

Recently Adopted Accounting Principles

Effective January 1. 2025, the NAIC adopted revisions to NAIC Accounting Practices and Procedures Manual, ("NAIC SAP") Statutory Accounting Principle No. 26, Bonds ("SSAP No. 26"), and SSAP No. 43, Assets-Backed Securities (“SSAP No. 43”) to reflect accounting and reporting guidance under Principles Based Bond Definition (“PBBD”) for qualified investments. As a result of these adoptions, investments qualified as issuer credit obligation (“ICO”) are reported under SSAP No. 26; investments qualified as asset-backed security (“ABS”) are reported under SSAP No. 43.

Effective January 1, 2025, the NAIC adopted revisions to SSAP No.21, Other Admitted Assets (“SSAP No. 21”) to reflect accounting and reporting guidance for investments that do not meet the requirements of PBBD, and for residual tranches or interests/loss positions.

The aggregate book adjusted carrying value for all securities reclassified off Schedule D-1 is ICO's of $56.4 and ABS' of $10.1. The measurement basis for the transferred securities did not change. There is no change to the Company's net income or capital and surplus.

On August 13, 2023, with an effective date of September 30, 2023, the NAIC adopted Interpretation of the Statutory Accounting Principles (E) Working Group Net Negative (Disallowed) Interest Maintenance Reserve (“INT 23-01”) to provide temporary relief

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2025
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
resulting from the nonadmit of the net realized losses deferred to the interest maintenance reserve ("IMR").

On August 11, 2025, this interpretation was extended one year until December 31, 2026, with modifications to provide clarity and establish an additional current-period admittance limit. Admittance is optional and subject to strict limits, including capital and surplus thresholds, risk‑based capital requirements, and exclusions for certain derivative losses. Reporting entities that admit net negative IMR must reflect the amounts in reserving or asset adequacy testing, complete specified disclosures, and reconcile admitted IMR to amounts used in PBR and cash flow testing. The interpretation is a limited‑time exception and is scheduled to be automatically nullified on January 1, 2027.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2025
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
Basis of Presentation

The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Minnesota Department of Commerce-Insurance Division, which practices differ from United States Generally Accepted Accounting Principles (“U.S. GAAP”). The more significant variances from U.S. GAAP are:

Investments: Investments in bonds and mandatorily redeemable preferred stocks are reported at amortized cost or fair value based on a designation assigned by the NAIC.

The Company periodically reviews the value of its investments in bonds, non-bond debt securities and mandatorily redeemable preferred stocks. If the fair value of any investment falls below its cost basis, the decline is analyzed to determine whether it is an other-than-temporary decline. To make this determination for each security, the following are some of the factors considered:

•The length of time and the extent to which the fair value has been below cost.
•The financial condition and near-term prospects of the issuer of the security, including any specific events that may affect its operations or earnings potential.
•The Company's intent to sell the security prior to its maturity at an amount below its carrying value.
•The Company's intent and ability to hold the security long enough for it to recover its fair value.

Based on the analysis, the Company makes a judgment as to whether the decline in fair value is other-than-temporary. When an Other Than Temporary Impairment ("OTTI") is recorded because there is intent to sell or the Company does not have the intent and ability to hold the security for a period of time sufficient to recover the amortized cost basis, the security is written down to fair value. The interest related OTTI is deferred through the IMR and the non-interest related OTTI is included in the asset valuation reserve (“AVR”) in the period that the OTTI is considered to have occurred as prescribed by the NAIC. Losses resulting from OTTI charges, net of transfers to IMR, are recorded within net realized capital gains (losses) in the statements of operations.

The Company invests in asset-backed securities ("ABS"), non-bond securities backed by other loans, including residential mortgage backed securities ("RMBS"), collateralized mortgage obligations, collateralized debt obligations, and commercial mortgage backed securities ("CMBS"). Asset-backed securities are reported at amortized cost or fair value based on a designation assigned by the NAIC. They are amortized using the interest method over the period which repayment of principal is expected to occur. For asset-backed securities in unrealized loss positions, the Company determines whether it has the intent to sell or the intent and ability to hold the security for a period of time sufficient to recover the amortized cost. If the Company has the intent and ability to hold the security to recovery, the

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2025
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
Company must compare the present value of the expected future cash flows for this security to its carrying value. If the present value of the expected future cash flows for the security is lower than its carrying value, the security is written down to its present value of the expected future cash flows.

Net realized gains and losses on disposed investments are reported in the statements of operations, net of federal income tax and transfers to the IMR.

Under U.S. GAAP, the Company’s fixed maturities are designated at purchase as trading or available-for-sale, except for those accounted for using the fair value option ("FVO"). Fixed maturity investments are reported at fair value. For FVO securities or those designated as trading, changes in fair value are reported in the statements of operations. Available-for-sale securities are reported at fair value with changes in fair value reported as a separate component of other comprehensive income (loss) in shareholder’s equity. For available-for-sale securities for which the Company has determined that a credit loss exists, the present value of cash flows expected to be collected from the security are compared to the amortized cost basis of the security. If the present value of cash flows expected to be collected is less than the amortized cost basis, a credit loss allowance is recorded for the credit loss, limited by the amount that the fair value is less than the amortized cost basis. Changes in the allowance for credit losses are recorded in the statements of operations. Included within fixed maturities are loan-backed securities, RMBS, CMBS and ABS. Amortization of the premium or discount from the purchase of these securities considers the estimated timing and amount of prepayments of the underlying loans. Interest income on fixed maturities is recorded when earned using an effective yield method, giving effect to amortization of premiums and accretion of discounts. Dividends on equity securities are recorded when declared. Such dividends and interest income are recorded in Net investment income.

Asset Valuation Reserve: The AVR is intended to establish a reserve to offset potential credit related investment losses on most invested asset categories. AVR is determined by an NAIC prescribed formula and is reported as a liability rather than as a valuation allowance or an appropriation of surplus. The change in AVR is recorded directly to unassigned surplus.

Interest Maintenance Reserve: Under a formula prescribed by the NAIC, the Company defers the portion of realized gains and losses on sales of fixed income investments, principally bonds, derivatives, and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity based on groupings of individual securities sold in five year bands. The Company reports the net deferral of IMR as a liability on the accompanying balance sheets. When the net deferral of IMR is negative, the amount is reported as part of other assets and would be admitted to the extent that the amount is less than 10% of the Company's adjusted general account capital and surplus and the asset sales were not the result of liquidity pressures. See "Recently Adopted Accounting Principles" for additional information.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2025
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
Cash and Short-term Investments: Cash and short-term investments represent cash balances, demand deposits, and short-term fixed maturity investments with initial maturities of one year or less at the date of acquisition. Short-term investments are reported at amortized cost which approximates fair value.

Under U.S. GAAP, the corresponding caption of cash and cash equivalents includes cash on hand, amounts due from banks and other highly liquid investments, such as money market instruments and debt instruments with maturities of three months or less at the time of purchase. Short-term investments include investments with remaining maturities of one year or less, but greater than three months, at the time of purchase. Cash, cash equivalents and short term investments are stated at fair value.

Derivatives: The Company follows the hedge accounting guidance in SSAP No. 86, Derivatives (“SSAP No. 86”) for derivative transactions. Under SSAP No. 86, derivatives that are deemed effective hedges are accounted for entirely in a manner which is consistent with the underlying hedged item. Derivatives used in hedging transactions that do not meet the requirements of SSAP No. 86 as an effective hedge are carried at fair value with the change in value recorded in surplus as unrealized gains or losses. Embedded derivatives are not accounted for separately from the host contract.

Under U.S. GAAP, the effective and ineffective portions of a cash flow hedge are accounted for separately. The effective portion of the gain or loss on the derivative instrument is reported as a component of accumulated other comprehensive income and reclassified into earnings in the same periods during which the hedged transaction impacts earnings in the same line item associated with the forecasted transaction. The ineffective portion of the derivative's change in value, if any, along with any of the derivative's change in value that is excluded from the assessment of hedge effectiveness, are recorded in other net realized capital gains (losses). For derivative instruments that are designated and qualify as a fair value hedge, the gain or loss on the derivative instrument, as well as the hedged item, to the extent of the risk being hedged, are recognized in other net realized capital gains (losses). An embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risk of the host contract is reported with the host contract on the balance sheets at fair value, and the change in fair value is recorded in income.

Mortgage Loans: Mortgage loans are reported at amortized cost, less write downs for impairments. If the value of any mortgage loan is determined to be impaired (i.e., when it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to the lesser of either the present value of expected cash flows from the loan, discounted at the loan’s original purchase yield or fair value of the collateral. For those mortgages that are determined to require foreclosure, the carrying value is reduced to the fair value of the underlying collateral, net of estimated costs to obtain and sell at the point of foreclosure. The

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2025
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
carrying value of the impaired loans is reduced by establishing a permanent write-down recorded in net realized capital gains (losses).

Under U.S. GAAP, the Company reports mortgage loans at amortized cost, net of allowance for credit losses. Management estimates the credit loss allowance balance using a factor-based method of probability of default and loss given default which incorporates relevant available information, from internal and external sources, relating to past events, current conditions, and reasonable and supportable forecasts. The change in the allowance for credit losses is recorded in net realized capital gains (losses) in the statements of operations. Loans are written off against the allowance when management believes the uncollectability of a loan balance is confirmed.

Deferred Income Taxes: Deferred tax assets and liabilities represent the future tax recoveries or obligations associated with the accumulation of temporary differences between the tax and financial statement bases of the Company’s assets and liabilities. Deferred tax assets are provided for and admitted to an amount determined under a standard formula in accordance with SSAP No. 101, Income Taxes ("SSAP No. 101"). A valuation allowance is required if based on the available evidence, it is more likely than not (a likelihood of more than 50 percent) that some portion or all of the gross deferred tax assets will not be realized. This assessment is determined on a separate reporting entity basis.

After reduction for any valuation allowance, the Company follows the admissibility formula prescribed under SSAP No. 101. These provisions limit the amount of gross deferred tax assets that can be admitted to surplus to those for which ultimate recoverability can be demonstrated. This limitation is based on availability of taxes paid in prior years that could be recovered through carrybacks, the expected timing of reversals for accumulated temporary differences over the next three years to offset future taxes, surplus limits, and the amount of gross deferred tax liabilities available for offset. Any deferred tax assets not covered under the formula are nonadmitted.

SSAP No. 101 requires all changes in deferred tax balances to be included as surplus adjustments; under U.S. GAAP, however, most changes in deferred tax balances are recorded in the income statement (with the exception of certain items that are recorded through Other Comprehensive Income or directly to the equity section of the balance sheet) as a component of the total income tax provision.

U.S. GAAP also requires that deferred taxes be included for all jurisdictions that determine taxes based on income. Thus deferred state income taxes must be recorded under U.S. GAAP. SSAP No. 101, however, specifically prohibits establishing deferred state income tax assets and liabilities.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2025
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
Investments in Real Estate: Investments in real estate are reported net of related obligations rather than on a gross basis. Real estate owned and occupied by the Company is included in investments, and investment income and operating expenses include rent for the Company’s occupancy of those properties. Changes between depreciated cost and admitted asset investment amounts are credited or charged directly to unassigned surplus. Properties held for sale are reported at the lower of depreciated cost or fair value, less encumbrances and estimated costs to sell the property. Any real estate not meeting the appraisal requirements established in SSAP No. 40, Real Estate Investments ("SSAP No. 40"), shall be nonadmitted until the required appraisals are obtained.

Under U.S. GAAP, property is carried at cost, less accumulated depreciation, and is reported gross of related obligations in other assets on the balance sheets.

Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred.

Under U.S. GAAP, incremental, direct costs of contract acquisition and certain costs related directly to successful acquisition activities are capitalized. Indirect or unsuccessful acquisition costs, maintenance, product development and overhead expenses are charged to expense as incurred. In addition, the outstanding value of in force business acquired is capitalized. Deferred acquisition costs and value of business acquired is amortized on a constant level basis over the expected term of the related contracts.

Premiums: Life premiums are recognized as revenue when due. Premiums for annuity policies with mortality and morbidity risk, except for guaranteed interest and group annuity contracts, are recognized as revenue when received. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting.

Under U.S. GAAP, premiums related to traditional life insurance contracts and payout contracts with life contingencies are recognized as revenue when due. Amounts received for investment-type, universal life-type, fixed annuities, payout contracts without life contingencies and fixed-indexed annuity contracts are reported as deposits to contract owner account balances. Revenues from these contracts consist primarily of fees assessed against the contract owner account balance for mortality and policy administration charges.

Benefits Paid or Provided: Benefits incurred for universal life and annuity policies represent the total of death benefits paid and the change in policy reserves.

Under U.S. GAAP, benefits and expenses for investment-type, universal life-type, fixed annuities, payout contracts without life contingencies and fixed-indexed annuity contracts include claims in excess of related account balances, expenses of contract administration and interest credited to contract owner account balances.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2025
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
Benefit and Contract Reserves: Life policy and contract reserves under statutory accounting practices are calculated based upon both the net level premium method and Commissioners’ Reserve Valuation Method (“CRVM”) using statutory rates for mortality and interest. Annuity policy and contract reserves under statutory accounting practices are calculated based upon the Commissioners’ Annuity Reserve Valuation Method (“CARVM”) using statutory rates for mortality and interest.

Under U.S. GAAP, actuarially determined reserves are calculated to meet future obligations. This includes estimates of unpaid claims and claims that have been incurred but have not been reported as of the balance sheet date. Reserves for long-duration traditional life insurance contracts and accident and health insurance represent the present value of future benefits to be paid to or on behalf of contract owners and related expenses, less the present value of future net premiums. Reserves for payout contracts with life contingencies are equal to the present value of future payments. For interest sensitive products, the U.S. GAAP policy reserve is equal to the policy fund balance plus an unearned revenue reserve which reflects the unamortized balance of early year policy loads over renewal year policy loads.

Separate Accounts: The assets and liabilities of the separate accounts are carried at fair value. Seed money contributed by the Company is reported as a component of Surplus in the separate account. Reserves are calculated based upon the CARVM.

Under U.S. GAAP, the Market Value Adjustment (“MVA”) separate accounts do not qualify as separate accounts and are reported as assets and liabilities of the Company’s general account. Seed money is reported as an equity investment. Reserves for individual and group deferred annuity investment contracts and individual immediate annuities without life contingent payouts are equal to cumulative deposits, less charges and withdrawals, plus credited interest thereon, net of adjustments for investment experience that the Company is entitled to reflect in future credited interest. Reserves for individual immediate annuities with life contingent payout benefits are computed on the basis of assumed interest discount rates, mortality, and expenses, including a margin for adverse deviations.

Reinsurance: Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves. Commissions allowed by reinsurers on business ceded are reported as income when received. Losses generated in certain reinsurance transactions are recognized immediately in income, with gains reported as a separate component of surplus and amortized over the remaining life of the business. For business ceded to unauthorized reinsurers, statutory accounting practices require that reinsurance credits permitted by the treaty be recorded as an offsetting liability and charged against unassigned surplus.

Under U.S. GAAP, ceded future policy benefits and contract owner liabilities are reported gross on the balance sheets. Only those reinsurance recoverable balances deemed probable of recovery are reflected as assets on the balance sheets and are stated net of allowances for credit losses, which are charged to earnings. Gains and losses on reinsurance, including

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2025
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
commission and expense allowances, are deferred and amortized over the remaining life of the business.

Nonadmitted Assets: Certain assets designated as “nonadmitted,” principally disallowed interest maintenance reserves, non-operating system software, past due agents’ balances, furniture and equipment, intangible assets, and other assets not specifically identified as an admitted asset within the NAIC SAP are excluded from the accompanying balance sheets and are charged directly to unassigned surplus. In addition, non-admitted assets include deferred tax assets that are not admissible under SSAP No. 101. See Deferred Income Taxes above.

Subsidiaries: The accounts and operations of the Company’s subsidiaries are not consolidated.

Under U.S. GAAP, the accounts and operations of the Company’s wholly owned subsidiaries are consolidated. Intercompany transactions and balances are eliminated.

Policyholder Dividends: Policyholder dividends are recognized when declared.

Reconciliation to U.S. GAAP: The effects of the preceding variances from U.S. GAAP on the accompanying statutory basis financial statements have not been determined, but are presumed to be material.

Other significant accounting practices are as follows:

Certain reclassifications may be made to prior year amounts to maintain comparability of the years presented.

Investments: Investments are stated at values prescribed by the NAIC, as follows:

Bonds not backed by other loans are stated at either amortized cost using the yield to worst method or the lower of cost or fair market value. The Company does not have any SVO-Identified investments as defined in SSAP No. 26.

Asset-backed securities and non-bond securities backed by other loans are stated at either amortized cost or the lower of amortized cost or fair market value. Amortized cost is determined using the interest method and includes anticipated prepayments. The prospective adjustment method is used to determine the amortized cost for the majority of asset-backed securities. For certain securities, the retrospective adjustments methodology is utilized, including agency and non-agency pools.

Redeemable preferred stocks rated as medium quality or better are valued at amortized cost. All other redeemable preferred stocks are reported at the lower of amortized cost or fair value

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2025
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
and Perpetual preferred stocks are reported at its fair value with a ceiling of its effective call price.

Common stocks are reported at fair value and the related unrealized capital gains/losses are reported in unassigned surplus along with adjustment for federal income taxes. Federal Home Loan Bank ("FHLB") common stock is priced at par value.

The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions, through a lending agent, for short periods of time. The Company has the right to approve any institution with whom the lending agent transacts on its behalf. Initial cash and/or non-cash collateral is required at a rate of 102% of the market value of the loaned securities. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates. The lending agent indemnifies the Company against losses resulting from the failure of a counterparty’s ability to return securities pledged where collateral is insufficient to cover the loss. Under the securities lending program, the Company also accepts non-cash collateral in the form of securities. The securities retained as collateral may not be sold or re-pledged, except in the event of default, and are not reflected in the Company’s Balance Sheets. This collateral generally consists of U.S. Treasury, U.S. Government agency securities and Mortgage-Backed Securities pools.

Short-term investments are reported at amortized cost which approximates fair value.

Partnership interests, which are included in other invested assets, are reported at the underlying audited U.S. GAAP equity of the investee. Changes in surplus from distributions are reported in investment income.

Residual collateralized mortgage obligations, which are included in other invested assets on the balance sheet, are reported at the lower of amortized cost or fair value using the effective interest method or the practical expedient method.

Surplus notes acquired, which are included in other invested assets on the balance sheets, are reported at amortized cost using the effective interest method.

Realized capital gains and losses are generally determined using the specific identification method.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2025
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
The Company’s use of derivatives is primarily for economic hedging purposes to reduce the Company’s exposure to cash flow variability of assets and liabilities, interest rate risk, credit risk, and market risk. For those derivatives in effective hedging relationships, the Company values all derivative instruments on a consistent basis with the hedged item. Upon termination, gains and losses on instruments are included in the carrying values of the underlying hedged items and are amortized over the remaining lives of the hedged items as adjustments to investment income or benefits from the hedged items. Any unamortized gains or losses are recognized when the underlying hedged items are sold. The unrealized gains and losses from derivatives not designated as accounting hedges are reported at fair value through surplus. Upon termination, interest related gains and losses on asset hedges are included in IMR and are amortized over the remaining lives of the derivatives; other gains and losses are included in the AVR.

Gains and losses for effective hedges are reported in the same section where cash flows of the hedged item are reported (required by SSAP No. 86, paragraph 15). Economic hedges (those not receiving effective hedge accounting) are based on the nature of the instrument.

The Company enters into the following derivatives:

Credit Contracts:

Credit default swaps: Credit default swaps are used to reduce credit loss exposure with respect to certain assets that the Company owns, or to assume credit exposure on certain assets that the Company does not own. Payments are made to or received from the counterparty at specified intervals. In the event of a default on the underlying credit exposure, the Company will either receive a payment (purchased credit protection) or will be required to make a payment (sold credit protection) equal to the par minus recovery value of the swap contract. The Company utilizes these contracts in replication and non qualifying hedging relationships.

Equity Contracts:

Options: The Company may use equity options to hedge against an increase in various equity indices, and interest rate options to hedge against an increase in the interest rate benchmarking crediting strategies within Fixed Indexed Annuities ("FIA") contracts. Such increases may result in increased payments to the holders of the FIA contracts. The Company pays an upfront premium to purchase these options. The Company utilizes these options in non-qualifying hedging relationships.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2025
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
Foreign Exchange Contracts:

Currency forwards: The Company uses currency forward contracts to hedge currency exposure related to its invested assets. The Company utilizes these contracts in non-qualifying hedging relationships.

Foreign exchange swaps: The Company uses foreign exchange or currency swaps to reduce the risk of change in the value, yield or cash flows associated with certain foreign denominated invested assets. Foreign exchange swaps represent contracts that require the exchange of foreign currency cash flows against U.S. dollar cash flows at regular periods, typically quarterly or semi-annually. The Company utilizes these contracts in qualifying hedging relationships.

Interest Rate Contracts:

Futures: The Company uses interest rate futures contracts to hedge interest rate risks associated with the CMO-B portfolio. Changes in the general level of interest rates can result in the potential for adverse changes in the portfolio. The Company enters into exchange traded futures with regulated futures commissions that are members of the exchange. The Company also posts initial and variation margin with the exchange on a daily basis. The Company utilizes exchange-traded futures in non-qualifying hedging relationships.

Interest rate swaps: Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and/or liabilities. Interest rate swaps are also used to hedge the interest rate risk associated with the value of assets it owns or in an anticipation of acquiring them. Using interest rate swaps, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest payments, calculated by reference to an agreed upon notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made to/from the counterparty at each due date. The Company utilizes these contracts in qualifying hedging relationships as well as non-qualifying hedging relationships.

Forwards: The Company uses forward contracts to hedge certain invested assets against movement in interest rates, particularly mortgage rates. The Company uses To Be Announced mortgage-backed securities as an economic hedge against rate movements. The Company utilizes forward contracts in non- qualifying hedging relationships.

Investments in Subsidiary: SSAP No. 97, Investments in Subsidiary, Controlled and Affiliated Entities (“SSAP No. 97”), applies to the Company’s subsidiaries, and controlled and affiliated entities (“SCA”). The Company’s insurance subsidiary is reported at the underlying statutory basis net assets, and the Company’s non-insurance subsidiary is reported at the underlying audited U.S. GAAP equity amount as promulgated by the NAIC SAP.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2025
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
Dividends from subsidiaries are included in net investment income. The remaining net change in the subsidiaries’ equity is included in the change in net unrealized capital gains or losses. SCA entities for which audited statements are not available or expected to be available are nonadmitted. Management regularly reviews its SCAs to determine if an OTTI has occurred. During this review, management makes a judgment as to whether it is probable that the reporting entity will be unable to recover the carrying amount of the investment or there is evidence indicating inability of the investee to sustain earnings.

Contract Loans: Contract loans are reported at unpaid principal balances but not in excess of the cash surrender value of the related insurance/annuity policy.

Aggregate Reserve for Life Policies and Contracts: Life, annuity, and accident and health reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash value or the amounts required by law. Interest rates range from 1.00% to 13.25% for 2025.

The Company waives the deduction of deferred fractional premiums upon the death of the insured. It is the Company’s practice to return a pro rata portion of any premium paid beyond the policy month of death, although it is not contractually required to do so for certain issues. A reserve has been established of $91.5 and $97.6 for any surrender value promised in excess of the legally computed reserves at December 31, 2025 and 2024, respectively.

The methods used in valuation of substandard policies are as follows:

For life, endowment and term policies issued substandard, the standard reserve during the premium paying period is increased by 50% of the gross annual extra premium. Standard reserves are held on Paid-Up Limited Pay contracts.

For reinsurance with flat extra premiums, the standard reserve is increased by 50% of the flat extra.

The amount of insurance in force for which the gross premiums are less than the net premiums, according to the standard of valuation required by the Minnesota Department of Commerce-Insurance Division, is $2.6 billion and $3.0 billion at December 31, 2025 and 2024, respectively. The amount of premium deficiency reserves for policies on which gross premiums are less than the net premiums is $255.5 and $296.6 at December 31, 2025 and 2024, respectively.

The tabular interest has been determined from the basic data for the calculation of policy reserves for all direct ordinary life insurance and for the portion of group life insurance classified as group under Internal Revenue Code ("IRC") Section 79. The method of determination of tabular interest of funds not involving life contingencies is as follows: one

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2025
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
hundredth of the product of such valuation rate of interest times the mean of the amount of funds subject to such valuation rate of interest held at the beginning and end of the year of valuation.

Reinsurance: Reinsurance premiums, commissions, expense reimbursements, and reserves related to reinsured business are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Reserves are based on the terms of the reinsurance contracts and are consistent with the risks assumed. Premiums and benefits ceded to other companies have been reported as a reduction of premium revenue and benefits expense. Amounts applicable to reinsurance ceded for reserves and unpaid claim liabilities have been reported as reductions of these items, and expense allowances received in connection with reinsurance ceded have been reflected in operations. The Company establishes a receivable for amounts due from reinsurers for claims paid and other amounts recoverable under the terms of the reinsurance contracts.

Electronic Data Processing Equipment: Electronic data processing equipment is carried at cost less accumulated depreciation. Depreciation for major classes of such assets is calculated on a straight line basis over the estimated useful life of the asset, not to exceed three years.

Participating Insurance: Participating business approximates less than 1% of the Company's life insurance in force and less than 1% of premium income. The amount of dividends to be paid to participating policyholders is determined annually by the Board of Directors. Amounts allocable to participating policyholders are based on published dividend projections or expected dividend scales.

Benefit Plans: The Company provides noncontributory retirement plans for substantially all employees and certain agents. Pension costs from the qualified pension plan are allocated to the Company and charged to operations as contributions are made to the plan. Costs from plans sponsored by the Company are directly charged as incurred. Refer to Note 7 for details of the Company's employee benefit plans. The Company also provides a contributory retirement plan for substantially all employees.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2025
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
Nonadmitted Assets: Nonadmitted assets are summarized as follows:

	December 31
	2025	2024
	(In Thousands)
Deferred and uncollected premium	$8,455	$8,682
Agents' debit balances	644	1,293
Net deferred tax asset	187,942	269,341
Other	5,413	7,281
Total nonadmitted assets	$202,453	$286,597

Changes in nonadmitted assets are reported directly in unassigned surplus as an increase or decrease in nonadmitted assets.

Claims and Claims Adjustment Expenses: Claims and claims adjustment expenses represent the estimated ultimate net cost of all reported and unreported claims incurred through December 31, 2025. The Company does not discount claims and claims adjustment expense reserves. Such estimates are based on actuarial projections applied to historical claim payment data. Such liabilities are considered to be reasonable and adequate to discharge the Company’s obligations for claims incurred but unpaid as of December 31, 2025.

Guaranteed Benefits: For variable annuity guarantees, Valuation Manual 21 ("VM21") is followed. This guideline interprets how to apply the NAIC Commissioners’ Annuity Reserve Valuation Method to Variable Annuities. Minimum reserves are equal to a stochastic reserve plus an additional standard projection amount. Both reinsurance and hedging are also reflected. Taxes are not incorporated. All assumptions for the Standard Projected Amount are prescribed. All other assumptions are set by the actuary using prudent best-estimates except for prescribed asset defaults and spreads.

Separate Accounts: Most separate account assets and liabilities held by the Company represent funds held for the benefit of the Company’s variable life and annuity policy and contract holders who bear all of the investment risk associated with the policies. Such policies are of a non-guaranteed nature. All net investment experience, positive or negative, is attributed to the policy and contract holders’ account values. The assets and liabilities of these accounts are carried at fair value and are legally segregated and are not subject to claims that arise out of any other business of the Company.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2025
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
2.    Permitted Statutory Basis Accounting Practices
The financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the Minnesota Department of Commerce-Insurance Division. The Minnesota Department of Commerce-Insurance Division recognizes only statutory accounting practices prescribed or permitted by the State of Minnesota for determining and reporting the financial condition and results of operations of an insurance company and for determining its solvency under the Minnesota Insurance Laws. The NAIC SAP has been adopted as a component of prescribed practices by the State of Minnesota. The Minnesota Commissioner of Commerce has the right to permit other specific practices that deviate from prescribed practices.

The Company is required to identify those significant accounting practices that are permitted, and obtain written approval of the practices from the Minnesota Department of Commerce-Insurance Division.

The Company, with the permission of the Minnesota Department of Commerce - Insurance Division, utilizes a straight-line amortization method over the estimated life of the reinsured business of 25 years to calculate the quarterly amortization on the deferred gain resulting from the January 4, 2021 reinsurance treaty with Security Life of Denver Company ("SLD"), to determine the amount to be recognized as income, instead of on a net tax basis as earnings emerge as required by SSAP No. 61, Life, Deposit-Type and Accident and Health Reinsurance (“SSAP No. 61”). There is no impact to the Company’s total capital and surplus as a result of this permitted practice. The Company’s net income was decreased by an approximately $100.1 and $21.9, and increased by approximately $8.5 for the years ended December 31, 2025, 2024 and 2023, respectively, as a result of the permitted practice. The Company’s risk-based capital would not have triggered a regulatory event had the Company not used this permitted practice.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2025
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
3.    Investments
Bonds and Debt Securities
The cost or amortized cost and fair value of bonds are as follows:

	Book Adjusted Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Thousands)
At December 31, 2025
ICOs:
U.S. Government Obligations (Exempt from RBC)	$109,226	$38	$10,784	$98,480
Other U.S. Government Obligations (Not Exempt from RBC)	764	16	—	780
Non-U.S. Sovereign Jurisdiction Securities	99,744	1,730	7,003	94,471
Municipal Bonds – General Obligations (Direct & Guaranteed)	14,141	—	2,197	11,943
Municipal Bonds – Special Revenue	156,343	126	25,699	130,770
Project Finance Bonds Issued by Operating Entities	310,520	7,611	10,548	307,583
Corporate Bonds	2,581,324	43,334	216,920	2,407,738
Single Entity Backed Obligation	55,738	2,883	1,009	57,613
Bonds Issued by Funds Representing Operating Entities	19,392	216	1,405	18,203
Bank Loans – Issued	50,453	1,267	59	51,662
Bank Loans – Acquired	102,749	781	813	102,717
Other Issuer Credit Obligations	27,280	259	633	26,906
Total ICOs	$3,527,674	$58,261	$277,069	$3,308,866

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2025
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

	Book Adjusted Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
ABS:	(In Thousands)
Financial Asset-Backed Securities – Self-Liquidating
Agency Residential Mortgage-Backed Securities – Guaranteed (Exempt from RBC)	$155,365	$4,899	$1,296	$158,968
Agency Commercial Mortgage-Backed Securities – Guaranteed (Exempt from RBC)	348,444	15	103,365	245,094
Agency Residential Mortgage-Backed Securities – Not/Partially Guaranteed (Not Exempt from RBC)	427,607	15,580	10,750	432,437
Agency Commercial Mortgage-Backed Securities – Not/Partially Guaranteed (Not Exempt from RBC)	12,092	—	1,079	11,013
Non-Agency Residential Mortgage-Backed Securities	503,214	8,087	89,134	422,167
Non-Agency Commercial Mortgage-Backed Securities	446,982	600	37,645	409,937
Non-Agency – CLOs/CBOs/CDOs	418,022	4,214	424	421,812
Other Financial Asset-Backed Securities – Self-Liquidating	180,046	2,224	3,033	179,237
Financial Asset-Backed Securities – Not Self-Liquidating
Other Financial Asset-Backed Securities – Not Self-Liquidating	7,340	—	61	7,279
Non-Financial Asset-Backed Securities – Practical Expedient
Lease-Backed Securities – Practical Expedient	440	10	—	450
Other Non-Financial Asset-Backed Securities – Practical Expedient	115,884	3,574	2,589	116,869
Non-Financial Asset-Backed Securities – Full Analysis
Lease-Backed Securities – Full Analysis	500	2	—	502
Other Non-Financial Asset-Backed Securities – Full Analysis	45,755	803	932	45,625
Total ABSs	2,661,690	40,008	250,308	2,451,390
Total - long-term bonds (ICOs and ABSs)	$6,189,364	$98,269	$527,377	$5,760,256

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2025
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

	Book Adjusted Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Thousands)
At December 31, 2024
U.S. Treasury securities and obligations of U.S. government, corporations, and agencies	$67,222	$—	$10,815	$56,408
States, municipalities, and political subdivisions	208,418	12	36,335	172,095
Foreign other (par value - $891,102)	890,274	13,881	61,701	842,454
Foreign government (par value - $68,227)	65,857	190	7,267	58,780
Public utilities securities	—	—	—	—
Corporate securities	2,621,867	25,855	260,833	2,386,889
Residential mortgage backed securities	979,586	21,212	128,616	872,182
Commercial mortgage backed securities	1,036,567	1,347	171,539	866,375
Other asset backed securities	684,028	11,004	7,398	687,634
Total bonds	6,553,820	73,500	684,504	5,942,817
Preferred stocks	68,424	1,637	2,591	67,470
Common stocks	39,789	741	2,895	37,635
Total equity securities	108,213	2,379	5,486	105,105
Total	$6,662,033	$75,879	$689,990	$6,047,922

Reconciliation of bonds from amortized cost to carrying values is as follows:

December 31
2025
(In Thousands)
Cost or amortized cost - ICO	$3,527,674
Cost or amortized cost - ABS	2,661,690
Adjustment for below investment grade bonds - ICO	—
Adjustment for below investment grade bonds - ABS	—
Carrying value	$6,189,364

December 31
2024
(In Thousands)
Bonds	$6,553,820
Adjustment for below investment grade bonds	—
Carrying value	$6,553,820

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2025
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
The aggregate fair value of bonds with unrealized losses and the time period that amortized cost exceeded fair value are as follows:

	Less than 6 Months Below Cost	More than 6 Months and Less than 12 Months Below Cost	More than 12 Months Below Cost	Total
	(In Thousands)
At December 31, 2025
Fair value - ICO	$1,504,372	$4,461	$1,800,033	$3,308,866
Fair value - ABS	1,270,458	27,185	1,153,747	2,451,390
Unrealized loss - ICO	10,418	524	266,127	277,069
Unrealized loss - ABS	1,105	534	248,668	250,308

At December 31, 2024
Fair value	$915,740	$40,798	$4,986,278	$5,942,816
Unrealized loss	15,676	1,045	667,782	684,503

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2025
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
The amortized cost and fair value of investments in bonds and non-bond debt securities at December 31, 2025, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized Cost	Fair Value
	(In Thousands)
Maturity: ICO - SSAP No. 26 & 2
Due in 1 year or less	$160,493	$161,341
Due after 1 year through 5 years	643,136	643,644
Due after 5 years through 10 years	648,917	653,791
Due after 10 years through 20 years	1,411,907	1,267,572
Over 20 years	769,426	688,723
Total ICO	$3,633,879	$3,415,071
Maturity: ABS - SSAP No. 43
Due in 1 year or less	$5,043	$4,356
Due after 1 year through 5 years	58,130	58,385
Due after 5 years through 10 years	279,401	280,662
Due after 10 years through 20 years	693,770	688,389
Over 20 years	1,625,345	1,419,598
Total ABS	$2,661,690	$2,451,390
Maturity: Non-Bond Debt Securities - SSAP No. 21
Due in 1 year or less	$—	$—
Due after 1 year through 5 years	4,113	4,000
Due after 5 years through 10 years	78,120	82,030
Due after 10 years through 20 years	69,915	65,110
Over 20 years	35,055	34,838
Total Non-Bond Debt Securities	$187,203	$185,978

In managing our risk exposure to subprime and Alt-A mortgages, we take into account collateral performance and structural characteristics associated with our various positions.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2025
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
While the Company actively invests in and continues to manage a portfolio of such exposures in the form of securitized investments, the Company does not originate or purchase subprime or Alt-A whole-loan mortgages. Subprime lending is the origination of loans to customers with weaker credit profiles. The Company defines Alt-A mortgages to include the following: residential mortgage loans originated before 2009 to customers with better credit profiles (vis-à-vis subprime borrowers) but lack some element(s), such as documentation to substantiate income; residential mortgage loans originated before 2009 to borrowers that would otherwise be classified as prime but for which loan structure provides repayment options to the borrower that increase the risk of default; and any securities originated before 2009 backed by residential mortgage collateral not clearly identifiable as prime or subprime.

The following table summarizes the Company’s exposure to subprime mortgage backed securities and Alt-A mortgage backed securities through other investments:

	Actual Cost	Book/Adjusted Carrying Value (excluding interest)	Fair Value	Other Than Temporary Impairment Losses Recognized
	(In Thousands)
December 31, 2025
Asset-backed securities	$53,043	$51,450	$51,815	$—
Equity investment in subsidiary, controlled or affiliated companies	10,505	10,662	10,482	—
Total	$63,548	$62,112	$62,297	$—

December 31, 2024
Residential mortgage-backed securities	$35,424	$33,792	$33,876	$5
Equity investment in subsidiary, controlled or affiliated companies	324	317	310	2
Structured securities	4,489	4,492	4,803	—
Total	$40,237	$38,601	$38,989	$7

December 31, 2023
Residential mortgage-backed securities	$39,499	$39,028	$36,572	$29
Equity investment in subsidiary, controlled or affiliated companies	356	353	348	—
Structured securities	5,832	5,842	6,119	—
Total	$45,687	$45,223	$43,039	$29

The Company did not have underwriting exposure to subprime mortgage risk through investments in subprime mortgage loans, mortgage guaranty or financial guaranty insurance coverage as of December 31, 2025, 2024 or 2023.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2025
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
The following table shows prepayment penalty and acceleration fees at December 31, 2025, 2024, and 2023:

General Account
(In Thousands)
2025
Number of CUSIPs	17
Aggregate Amount of Investment Income	$523

2024
Number of CUSIPs	16
Aggregate Amount of Investment Income	$1,087

2023
Number of CUSIPs	23
Aggregate Amount of Investment Income	$1,328

The following table shows NAIC designation 5GI securities at December 31, 2025 and 2024:

			Aggregate Book Adjusted Carrying Value		Aggregate Fair Value
	Number of 5GI Securities		(In Thousands)
Investment	2025	2024	2025	2024	2025	2024
ICO - AC	3	5	$439	$1,846	$1,280	$2,174
ABS - AC	7	8	934	787	2,010	1,707
Preferred Stock-AC	—	—	—	—	—	—
Preferred Stock- FV	—	—	—	—	—	—
Total	10	13	$1,373	$2,633	$3,290	$3,881

AC- Amortized Cost FV- Fair Value

Mortgage Loans and Real Estate
All mortgage loans are evaluated by seasoned underwriters, including an appraisal of loan-specific credit quality, property characteristics, and market trends, and assigned a quality rating using the Company’s internally developed quality rating system. The Company's mortgage loans on real estate are all commercial mortgage loans, held for investment.

The maximum and minimum lending rates for long-term mortgage loans acquired or made during 2025 were 9.35% and 5.55%.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2025
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
There were no taxes, assessments or any amounts advanced and not included in the mortgage loan total as of December 31, 2025 and 2024.

Property insurance is required on all collateral securing commercial real estate mortgage loans. Generally the coverage is “all risk” at a level equal to the replacement cost of the improvements. Additional coverage may be required to cover flood, windstorm and other risks associated with collateral type, use and location.

During 2025, the maximum percentage of any loan to the value of collateral at the time of the loan, exclusive of insured or guaranteed or purchase money mortgages was 79.7% on commercial properties.

The following table shows an age analysis of mortgage loans by type and mortgage loans in which the insurer is a participant or co-lender in a mortgage loan agreement as of December 31, 2025 and 2024:

		Residential		Commercial
	Farm	Insured	All Other	Insured	All Other	Mezzanine	Total
	(In Thousands)
December 31, 2025
Recorded investment (all)
Current	$—	$—	$—	$—	$915,530	$—	$915,530
30-59 Days Past Due	—	—	—	—	—	—	—
60-89 Days Past Due	—	—	—	—	—	—	—
90-179 Days Past Due	—	—	—	—	—	—	—
180+ Days Past Due	—	—	—	—	—	—	—
Participant or Co-lender in a Mortgage Loan Agreement
Recorded Investment	$—	$—	$—	$—	$905,968	$—	$905,968

December 31, 2024
Recorded investment (all)
Current	$—	$—	$—	$—	$962,404	$—	$962,404
30-59 Days Past Due	—	—	—	—	—	—	—
60-89 Days Past Due	—	—	—	—	—	—	—
90-179 Days Past Due	—	—	—	—	—	—	—
180+ Days Past Due	—	—	—	—	1,056	—	1,056
Participant or Co-lender in a Mortgage Loan Agreement
Recorded Investment	$—	$—	$—	$—	$950,356	$—	$950,356

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2025
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
The Company had no investments in impaired mortgage loans with or without an allowance for credit losses or in any impaired loans subject to a participant or co-lender mortgage loan agreement for which the Company is restricted from unilaterally foreclosing on the mortgage loan as of December 31, 2025 and December 31, 2024.

The following table shows investments in impaired mortgage loans held by the Company and the related average recorded investment, the interest income recognized and the investments on nonaccrual status pursuant to SSAP No. 34, Investment Income Due and Accrued as of December 31, 2025, 2024 and 2023:

		Residential		Commercial
	Farm	Insured	All Other	Insured	All Other	Mezzanine	Total
	(In Thousands)
December 31, 2025
Average recorded investment	$—	$—	$—	$—	$4,826	$—	$4,826
Interest income recognized	—	—	—	—	143	—	143
Amount of interest income recognized using a cash-basis method of accounting	—	—	—	—	162	—	162

December 31, 2024
Average recorded investment	$—	$—	$—	$—	$7,846	$—	$7,846
Interest income recognized	—	—	—	—	310	—	310
Recorded Investments on nonaccrual status	—	—	—	—	1,056	—	1,056
Amount of interest income recognized using a cash-basis method of accounting	—	—	—	—	311	—	311

December 31, 2023
Average recorded investment	$—	$—	$—	$—	$7,871	$—	$7,871
Interest income recognized	—	—	—	—	336	—	336
Recorded Investments on nonaccrual status	—	—	—	—	4,877	—	4,877
Amount of interest income recognized using a cash-basis method of accounting	—	—	—	—	346	—	346

The Company recognizes interest income on its impaired loans upon receipt.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2025
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
The Company has no allowances for credit losses as of December 31, 2025 and 2024.

The following table shows mortgage loans derecognized as a result of foreclosure as of December 31, 2025 and 2024.

	2025	2024
	(In Thousands)
Aggregate amount of mortgage loans derecognized	$3,882	$4,877

During the first quarter of 2026, the Company sold the Atlanta building. The sale resulted in an impairment loss of $7.3, which reflects the excess of the building’s carrying value over the final sale proceeds, net of closing costs. Because the conditions leading to the sale and the related loss existed as of December 31, 2025, the the loss was recognized in the current reporting year.

As a result of the sale of the Atlanta building during first quarter of 2026, the Company placed the asset in held for sale status.

During the third quarter of 2024, the Company sold 1.244 acres of residential land. As a result of this sale, the company recognized a gain of $0.1.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2025
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
Net Realized Capital Gains and Losses
Realized capital (losses) gains are reported net of federal income taxes and amounts transferred to the IMR are as follows:

	December 31
	2025	2024	2023
	(In Thousands)
Realized capital loss	$(26,593)	$(10,798)	$(34,450)
Amount transferred to IMR (net of related taxes of
($2,213) in 2025, ($397) in 2024 and ($7,360) in 2023)	8,326	1,494	27,686
Federal income tax (expense) benefit	(4,832)	(5,000)	4,804
Net realized capital loss	$(23,099)	$(14,304)	$(1,960)

Realized capital losses include losses of $12.4, $10.5 and $42.3 related to securities that have experienced an other than temporary decline in value during 2025, 2024 and 2023, respectively.

Proceeds and gross gains and losses from sales and maturities of bonds captured in SSAP No. 2, SSAP No. 26 and SSAP No. 43, and non-bond debt securities captured in SSAP No. 21 as of December 31, 2025:

		Sales			Maturities
Investments		Proceeds	Realized Gains	Realized Losses	Proceeds	Realized Gains	Realized Losses
		(In Thousands)
Bonds	SSAP No. 2	$1,504,678	$—	$483	$113,344	$125	$—
	SSAP No. 26	543,716	6,769	18,122	274,942	718	1,939
	SSAP No. 43	233,883	5,374	1,478	585,434	167	4

Non-Bond Debt Securities	SSAP No. 21	5,306	—	70	9,035	—	4
	Total	$2,287,583	$12,143	$20,153	$982,755	$1,010	$1,947

Proceeds from sales of investments in bonds and other fixed maturity interest securities were $0.8 billion and $1.4 billion in 2024 and 2023, respectively. Gross gains of $6.5 and $18.2 and gross losses of $33.4 and $48.6 during 2024 and 2023, respectively, were realized on those sales. A portion of the gains and losses realized in 2025, 2024 and 2023 has been deferred to future periods in the IMR.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2025
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
The following table discloses in aggregate, the OTTI recognized by the Company in accordance with asset-backed securities subject to SSAP No. 43 and non-bond debt securities subject to SSAP No. 21 due to intent to sell or inability or lack of intent to hold to recovery in 2025:

	Amortized Cost Basis Before Other-than-Temporary Impairment	Other-than-Temporary Impairment Recognized
		Interest	Non-interest	Fair Value
		(In Thousands)
First quarter:
Aggregate intent to sell	$489	$67	$—	$422
Aggregate inability or lack of intent to hold to recovery	—	—	—	—
Total first quarter	$489	$67	$—	$422

Second quarter:
Aggregate intent to sell	$156	$19	$—	$136
Aggregate inability or lack of intent to hold to recovery	—	—	—	—
Total second quarter	$156	$19	$—	$136

Third quarter:
Aggregate intent to sell	$24	$1	$—	$23
Aggregate inability or lack of intent to hold to recovery	—	—	—	—
Total third quarter	$24	$1	$—	$23

Fourth quarter:
Aggregate intent to sell	$4,244	$2,615	$—	$1,629
Aggregate inability or lack of intent to hold to recovery	—	—	—	—
Total fourth quarter	$4,244	$2,615	$—	$1,629

Total	N/A	$2,702	$—	N/A

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2025
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
The following table discloses in aggregate the OTTI recognized by the Company in accordance with asset‑backed securities subject to SSAP No. 43 due to intent to sell or inability or lack of intent to hold to recovery in 2024:

	Amortized Cost Basis Before Other-than-Temporary Impairment	Other-than-Temporary Impairment Recognized
		Interest	Non-interest	Fair Value
		(In Thousands)
First quarter:
Aggregate intent to sell	$2,016	$77	$—	$1,939
Aggregate inability or lack of intent to hold to recovery	—	—	—	—
Total first quarter	$2,016	$77	$—	$1,939

Second quarter:
Aggregate intent to sell	$3,273	$1,316	$—	$1,957
Aggregate inability or lack of intent to hold to recovery	—	—	—	—
Total second quarter	$3,273	$1,316	$—	$1,957

Third quarter:
Aggregate intent to sell	$692	$138	$—	$554
Aggregate inability or lack of intent to hold to recovery	—	—	—	—
Total third quarter	$692	$138	$—	$554

Fourth quarter:
Aggregate intent to sell	$10,716	$2,036	$—	$8,680
Aggregate inability or lack of intent to hold to recovery	—	—	—	—
Total fourth quarter	$10,716	$2,036	$—	$8,680

Total	N/A	$3,567	$—	N/A

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2025
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
The following table discloses in aggregate the OTTI recognized by the Company in accordance with asset‑backed securities subject to SSAP No. 43 due to intent to sell or inability or lack of intent to hold to recovery in 2023.

	Amortized Cost Basis Before OTTI	Other-than-Temporary Impairments
		Interest	Non-interest	Fair Value
		(In Thousands)
First quarter:
Aggregate intent to sell	$395	$99	$—	$296
Aggregate inability or lack of intent to hold to recovery	—	—	—	—
Total first quarter	$395	$99	$—	$296

Second quarter:
Aggregate intent to sell	$20,241	$5,782	$—	$14,458
Aggregate inability or lack of intent to hold to recovery	—	—	—	—
Total second quarter	$20,241	$5,782	$—	$14,458

Third quarter:
Aggregate intent to sell	$95,547	$35,834	$—	$59,713
Aggregate inability or lack of intent to hold to recovery	—	—	—	—
Total third quarter	$95,547	$35,834	$—	$59,713

Fourth quarter:
Aggregate intent to sell	$2,099	$384	$—	$1,715
Aggregate inability or lack of intent to hold to recovery	—	—	—	—
Total fourth quarter	$2,099	$384	$—	$1,715

Total	N/A	$42,099	$—	N/A

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2025
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
The following table discloses, in detail the OTTI’s arising from the present value of expected cash flows being less than the amortized cost of asset-backed securities subject to SSAP No. 43 and all non-bond debt securities subject to SSAP No. 21 in 2025:

CUSIP	Book/Adjusted Carrying Value Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized Other-Than-Temporary Impairment	Amortized Cost After Other-Than-Temporary Impairment	Fair Value at Time of OTTI	Date of Financial Statement Where Reported
	(In Thousands)
Asset-Backed Securities:
92913BAJ7	$53	$8	$45	$8	$8	12/31/2025
92914QAJ3	21	16	5	16	16	12/31/2025
92917EAC2	40	15	25	15	15	12/31/2025
Total			$75

The total amount of OTTI’s recognized by the Company arising from the present value of expected cash flows being less than the amortized cost of asset-backed securities subject to SSAP No. 43 was $0.4 and $0.2 in 2024 and 2023, respectively.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2025
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
The following table discloses, in the aggregate, all impaired debt securities subject to SSAP No. 21 and bonds subject to SSAP No. 26 and SSAP No. 43 for which an OTTI has not been recognized in earnings as a realized loss. This includes securities with a recognized OTTI for non-interest related declines when a non-recognized interest related impairment remains:

	December 31, 2025
	SSAP No. 26 - ICO	SSAP No. 43 - ABS	SSAP No. 21 - Non-Bond Debt Securities	SSAP No. 21 - Residuals under Allowable Earned Yield Method	Total - Impaired Debt Securities
	(In Thousands)
a. Aggregate amount of unrealized losses:
1. Less than 12 Months	$10,942	$1,640	$—	$8	$12,589
2. 12 Months or Longer	266,127	248,668	5,877	—	520,673
Total	$277,069	$250,308	$5,877	$8	$533,262
b. The aggregate related fair value of securities with unrealized losses:
1. Less than 12 Months	$219,444	$118,018	$—	$117	$337,579
2. 12 Months or Longer	1,800,033	1,153,747	67,270	—	3,021,049
Total	$2,019,477	$1,271,765	$67,270	$117	$3,358,628

During 2025, the Company had impairments on holdings where the market value was less than 90% of book value, and it was determined that these values were not recoverable. The fair value of these investments is based upon the Company’s overall proportional ownership interest in the underlying partnership. The investment and the amount of the impairment in 2025 are as follows:

Description	Amount of Impairment
(In Thousands)
POMONA CAPITAL V LP	$118
POMONA VOYA HOLDINGS CO-INV II LP	880
Total	$998

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2025
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
Investment Income

Major categories of net investment income are summarized as follows:

	Year ended December 31
	2025	2024	2023
	(In Thousands)
Income:
Bonds	$324,908	$345,575	$360,744
Equity securities	9,606	6,303	10,130
Common stock - affiliated	55,457	46,996	37,698
Mortgage loans	43,889	47,065	49,287
Real estate	4,214	3,448	4,283
Contract loans	6,998	7,388	8,103
Derivatives	2,149	4,495	34
Other invested assets	54,887	59,961	51,707
Other	12,293	13,880	13,982
Total investment income	514,400	535,110	535,968
Investment expenses	(32,479)	(32,034)	(34,116)
Net investment income	$481,921	$503,076	$501,852

The table above reflects income the Company received from its subsidiaries Reliastar Life Insurance Company of New York ("RNY") and Voya Special Investments, Inc. ("VSI"). RNY paid dividends to the Company of $42.0, $45.0 and $24.0 in 2025, 2024 and 2023, respectively. VSI paid dividends to the Company of $13.5, $2.0 and $13.7 in 2025, 2024 and 2023, respectively.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2025
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
The gross, nonadmitted, and admitted amounts for interest income due and accrued as of year-end are as follows:

Accrued Interest Income	2025	2024
	(In Thousands)
Gross	$58,196	$68,212
Nonadmitted	—	552
Admitted	$58,196	$67,660

All investment income due and accrued with amounts that are over 90 days past due was excluded from surplus with the exception of mortgage loans in process of foreclosure in accordance with SSAP No. 37, Mortgage Loans.

The company's aggregate deferred interest was $0.5 and $0 as of December 31, 2025 and December 31, 2024, respectively.

The cumulative amount of paid-in-kind interest included in the current principal balance is $39.7 and $37.0, respectively for the years ended December 31, 2025 and December 31, 2024.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2025
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
Securities Lending

The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions, through a lending agent, for short periods of time. The securities received in the program cannot be sod or repledged. As of December 31, 2025 and 2024, the fair value of securities retained as collateral by the lending agent on the Company’s behalf was $8.8 and $54.7, respectively.

The Company had loaned securities, which are reflected as invested assets on the balance sheets, with a fair value of approximately $108.4 and $164.7 at December 31, 2025 and 2024, respectively.

The aggregate fair value amount of collateral received, by specific time period, for securities lending agreements at December 31, 2025 and 2024 are shown below:

	2025	2024
	(In Thousands)
Open	$—	$—
30 days or less	64,637	45,473
31 to 60 days	5,030	27,091
61 to 90 days	4,400	4,050
Greater than 90 days	29,802	40,172
Total collateral received	$103,869	$116,786

The Company uses cash collateral received for income generation and general liquidity purposes. At the end of the loan term, the Company will take back its securities, and the counterparty will receive the amount loaned, together with the agreed upon interest.

The Company has not pledged any of its assets as collateral that are not reclassified and separately reported on the balance sheet.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2025
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
The aggregate amount of collateral reinvested, by specific time period, for securities lending agreements at December 31, 2025 and 2024 are shown below:

	2025		2024
	Amortized Cost	Fair Value	Amortized Cost	Fair Value
	(In Thousands)
Open	$—	$—	$—	$—
30 days or less	64,637	64,638	45,473	45,476
31 to 60 days	5,030	5,031	27,091	27,093
61 to 90 days	4,400	4,402	4,050	4,052
91 to 120 days	17,513	17,513	20,105	20,110
121 to 180 days	4,804	4,809	7,066	7,074
181 to 365 days	5,330	5,334	9,000	9,017
1 to 2 years	2,155	2,155	785	786
2 to 3 years	—	—	3,216	3,218
Total collateral reinvested	$103,869	$103,882	$116,786	$116,826

The maturity dates of the liabilities appropriately match the invested assets in the securities lending program.

The amounts held as collateral for transactions that extend beyond one year at December 31, 2025 and 2024 are shown below:

Description of Collateral	2025	2024
	(In Thousands)
FORDO_25-C - USD	$505	$—
HALST_25-C - USD	1,400	—
VALET_25-2 - USD	250	—
GMALT_24-1 - USD	—	367
HALST_24-B - USD	—	418
PILOT_24-1 - USD	—	396
FORDL_24-B - USD	—	917
GMCAR_24-2 - USD	—	392
HART_24-B - USD	—	745
GMCAR_24-3 - USD	—	766
Total Collateral Extending beyond one year	$2,155	$4,001

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2025
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
Federal Home Loan Bank Agreements

The Company is a member of the FHLB of Des Moines. Through its membership, the Company has conducted business activity (issued funding agreements) with the FHLB. It is part of the Company's strategy to utilize these funds for spread lending purposes. The Company has determined the estimated maximum borrowing capacity as $3.8 billion. The Company has the ability to obtain funding from the FHLB based on a percentage of the value of its assets and subject to the availability of eligible collateral. The limit across all programs is 30% of the general and separate accounts total assets of the Company, one quarter in arrears.

The amount of FHLB capital stock held by the Company is as follows:

	2025			2024
	General Account	Separate Account	Total	General Account	Separate Account	Total
	(In Thousands)
Membership stock - Class A	$—	$—	$—	$—	$—	$—
Membership stock - Class B	7,743	—	7,743	8,034	—	8,034
Activity stock	23,625	—	23,625	23,625	—	23,625
Excess stock	—	—	—	—	—	—
Aggregate total	$31,368	$—	$31,368	$31,659	$—	$31,659

Actual or estimated borrowing capacity as determined by the insurer			$709,870			$669,238

All FHLB membership stock is not eligible for redemption.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2025
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
The amount of collateral pledged to FHLB at the end of the reporting period, and the maximum amount that was pledged to FHLB during the reporting period is as follows:

	Amount Pledged at End of Reporting Period			Maximum Amount Pledged During Reporting Period
	Fair Value	Carrying Value	Aggregate Total Borrowing	Fair Value	Carrying Value	Aggregate Total Borrowing
	(In Thousands)
As of December 31, 2025
General account	$803,763	$994,604	$525,000	$803,763	$994,604	$525,000
Total	$803,763	$994,604	$525,000	$803,763	$994,604	$525,000

As of December 31, 2024
General account	$769,748	$989,738	$525,000	$884,448	$1,057,501	$525,000
Total	$769,748	$989,738	$525,000	$884,448	$1,057,501	$525,000

The amount borrowed from FHLB resulted in the following at the end of December 31, 2025:

	Total	General Account	Funding Agreements Reserves Established	Maximum Amount During Reporting Period
	(In Thousands)
As of December 31, 2025
Funding Agreements	$525,000	$525,000	$527,440	$525,000
Aggregate Total	$525,000	$525,000	$527,440	$525,000

As of December 31, 2024
Funding Agreements	$525,000	$525,000	$528,345	$525,000
Aggregate Total	$525,000	$525,000	$528,345	$545,000

The Company has no prepayment obligations for debt, funding agreements, or other as of December 31, 2025.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2025
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
Restricted Assets
The following table shows assets pledged as collateral or restricted at December 31, 2025:

	Gross (Admitted & Nonadmitted) Restricted
	General Account	Separate Account	Total Assets	Total From Prior Year	Increase/(Decrease)	Total Admitted Restricted	Gross (Admitted & Nonadmitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
Restricted Asset Category	Total Assets	Total Assets
	(In Thousands)
Collateral held under security lending agreements	$112,342	$—	$112,342	$192,261	$(79,920)	$112,342	0.90%	0.92%
Subject to reverse repurchase agreements	—	—	—	18,178	(18,178)	—	—	—
FHLB capital stock	31,368	—	31,368	31,659	(291)	31,368	0.25	0.26
On deposit with states	25,602	—	25,602	26,331	(729)	25,602	0.21	0.21
Pledged as collateral to FHLB (including assets backing funding agreements)	994,604	—	994,604	989,738	4,866	994,604	8.01	8.11
Derivative pledged as collateral	35,660	—	35,660	27,161	8,499	35,660	0.29	0.29
Assets held under modco reinsurance agreements	244,487	1,818,410	2,062,896	—	2,062,896	2,062,896	16.61	16.81
Assets held under funds withheld reinsurance agreements	352,602	—	352,602	—	352,602	352,602	2.84	2.87
Total restricted assets	$1,796,664	$1,818,410	$3,615,073	$1,285,328	$2,329,745	$3,615,073	29.11%	29.47%

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2025
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
The following table shows assets pledged as collateral or restricted at December 31, 2024:

	Gross (Admitted & Nonadmitted) Restricted
	General Account	Total Assets	Total From Prior Year	Increase/(Decrease)	Total Admitted Restricted	Gross (Admitted & Nonadmitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
Restricted Asset Category	Total Assets
	(In Thousands)
Collateral held under security lending agreements	$192,261	$192,261	$159,636	$32,625	$192,261	1.49%	1.52%
Subject to reverse repurchase agreements	18,178	18,178	—	18,178	18,178	0.14	0.14
FHLB capital stock	31,659	31,659	31,061	598	31,659	0.25	0.25
On deposit with states	26,331	26,331	26,319	12	26,331	0.20	0.21
Pledged collateral to FHLB (including assets backing funding agreements)	989,738	989,738	944,852	44,886	989,738	7.67	7.84
Derivative Pledged Collateral	27,161	27,161	51,301	(24,140)	27,161	0.21	0.22
Total restricted assets	$1,285,328	$1,285,328	$1,213,169	$72,159	$1,285,328	10.0%	10.2%

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2025
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
The following table shows collateral received and assets held under modco/funds withheld ("FWH") reinsurance agreements reflected as assets at December 31, 2025.

Assets	Book/Adjusted Carrying Value (BACV) Collateral ***	Book/Adjusted Carrying Value (BACV) Modco ****	Book/Adjusted Carrying Value (BACV) FWH *****	Fair Value Collateral	Fair Value Modco	Fair Value FWH	% of BACV to Total Assets (Admitted and Nonadmitted)*	% of BACV to Total Admitted Assets**
General Account	(In Thousands)
Cash, Cash Equivalents and Short-Term Investments	$39,921	$10,061	$32,666	$39,921	$10,061	$32,666	0.85%	0.87%
Schedule D, Part 1 Section 1	—	155,543	274,497	—	145,888	244,056	4.44	4.54
Schedule D, Part 1 Section 2	—	52,509	45,439	—	52,348	44,688	1.01	1.03
Schedule D, Part 2, Section 1	—	3,000	—	—	2,928	—	0.03	0.03
Schedule B	—	14,339	—	—	—	—	0.15	0.15
Schedule BA, Part 1	—	9,035	—	—	8,592	—	0.09	0.10
Schedule DL, Part 1	103,868	—	—	103,882	—	—	1.07	1.10
Total Assets	$143,789	$244,486	$352,602	$143,803	$219,818	$321,410	7.65%	7.82%

Separate Account:
Cash, Cash Equivalents and Short-Term Investments	$—	$8,909	$—	$—	$8,909	$—	0.32%	0.32%
Schedule D, Part 1 Section 1	—	511	—	—	511	—	0.02	0.02
Schedule D, Part 1, Section 2	—	225	—	—	225	—	—	—
Schedule D, Part 2, Section 2	—	1,808,765	—	—	1,808,765	—	64.77	64.77
Total Assets	$—	$1,818,410	$—	$—	$1,818,410	$—	65.12%	65.12%

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2025
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
The following table shows related party code for assets held under modco/FWH reinsurance agreements reflected as assets at December 31, 2025.

	Book/Adjusted Carrying Value (BACV)	Related Party Code
Assets	FWH Including Modco	1	2	3	4	5	6
General Account	(In Thousands)
Cash, Cash Equivalents and Short-Term Investments	$42,728	$—	$—	$—	$—	$—	$42,728
Schedule D, Part 1 Section 1	430,040	—	—	—	—	—	430,040
Schedule D, Part 1 Section 2	97,948	—	—	—	—	—	97,948
Schedule D, Part 2, Section 1	3,000	—	—	—	—	—	3,000
Schedule B	14,339	—	—	—	—	—	14,339
Schedule A	—	—	—	—	—	—	—
Schedule BA, Part 1	9,035	—	—	—	—	—	9,035
Schedule DL, Part 1	—	—	—	—	—	—	—
Total Assets	$597,090	$—	$—	$—	$—	$—	$597,090

	Book/Adjusted Carrying Value (BACV)	Related Party Code
Assets	FWH Including Modco	1	2	3	4	5	6
Separate Account:	(In Thousands)
Cash, Cash Equivalents and Short-Term Investments	$8,909	$—	$—	$—	$—	$—	$8,909
Schedule D, Part 1 Section 1	511	—	—	—	—	—	511
Schedule D, Part 1 Section 2	225	—	—	—	—	—	225
Schedule D, Part 2, Section 2	1,808,765	—	—	1,325,104	—	—	483,661
Total Assets	$1,818,410	$—	$—	$1,325,104	$—	$—	$493,305

	Amount	% of Liability to Total Liabilities*
Recognized Obligation to Return Collateral Asset (General Account)	$143,789	1.77%
Recognized Obligation to Return Collateral Asset (Separate Account)	$—	—%
Recognized Obligation for Modco assets (General Account)	$240,940	2.96%
Recognized Obligation for Modco assets (Separate Account)	$2,090,541	74.86%
Recognized Obligation for FWH (excluding Modco) assets (General Account)	$351,477	4.32%

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2025
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
The following table shows collateral received and reflected as assets at December 31, 2024:

Collateral Assets	Book/Adjusted Carrying Value (BACV)	Fair Value	% of BACV to Total Assets (Admitted and Nonadmitted)*	% of BACV to Total Admitted Assets**
	(In Thousands)
Cash, Cash Equivalents and Short-Term Investments	$56,543	$56,543	0.55%	0.57%
Reinvested collateral assets owned	116,786	116,825	1.14	1.17
Total collateral assets	$173,329	$173,368	1.69%	1.74%

*BACV divided by total assets excluding Separate Accounts
**BACV divided by total admitted assets excluding Separate Accounts

	Amount	% of Liability to Total Liabilities*
	(In Thousands)
Recognized Obligation to return Collateral Asset (General Account)*	$173,329	1.95%
Recognized Obligation to Return Collateral Asset (Separate Account)**	$—	—%

*BACV divided by total liabilities excluding Separate Accounts
**BACV divided by total liabilities on Separate Accounts

Troubled Debt Restructuring

The Company has a high quality, well performing, portfolio of commercial mortgage loans and private placement debts. Under certain circumstances, modifications to these contracts are granted. Each modification is evaluated as to whether troubled debt restructuring has occurred. A modification is a troubled debt restructure when the borrower is in financial difficulty and the creditor makes concessions. Generally, the types of concessions may include: reduction of the face amount or maturity amount of the debt as originally stated, reduction of the contractual interest rate, extension of the maturity date at an interest rate lower than current market interest rates and/or reduction of accrued interest. The Company considers the amount, timing and extent of the concession granted in determining any impairment or changes in the specific valuation allowance recorded in connection with the troubled debt restructuring. A valuation allowance may have been recorded prior to the quarter when the loan is modified in a troubled debt restructuring. Accordingly, the carrying value (net of the specific valuation allowance) before and after modification through a troubled debt restructuring may not change significantly, or may increase if the expected recovery is higher than the pre-modification recovery assessment.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2025
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
As of December 31, 2025, the Company's investments which experienced troubled debt restructuring consisted of one commercial mortgage loan with a total carrying value of $1.5. As of December 31, 2024, the Company held three commercial mortgage loans with a carrying value of $7.3. The Company had no realized losses related to these investments during 2025, 2024, and 2023, respectively.

The Company has no contractual commitments to extend credit to debtors owing receivables whose terms have been modified in troubled debt restructurings.

The Company accrues interest income on impaired loans to the extent it is deemed collectible, that is delinquent less than 90 days, and the loan continues to perform under its original or restructured contractual terms. Interest income on non-performing loans is generally recognized on a cash basis.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2025
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
Reverse Repurchase Agreements
The Company may periodically enter into a reverse repurchase secured borrowing agreement as a temporary bridge liquidity facility to better match operational cash flow needs. In such cases, the Company will pledge investment grade corporate bonds to an approved dealer counterparty. As part of the agreement, the dealer will apply haircuts depending on specific collateral characteristics, and only advance funds against the lendable value (i.e., over-collateralized loan) of the collateral. The effective reverse repurchase borrowing rate will be market dependent, but in line with similar short-term collateralized lending rates.

The company entered into repo agreements with bilateral trades with the following original and residual maturity amounts in 2025 and 2024:

Original (Flow) & Residual Maturity
12/31/2025	FIRST QUARTER	SECOND QUARTER	THIRD QUARTER	FOURTH QUARTER
	(In Thousands)
Maximum Amount
> 1 Week to 1 Month	$200,021	$164,964	$15,466	$14,330
> 1 Month to 3 Months	$—	$—	$75,601	$—

Ending Balance
> 1 Week to 1 Month	$150,246	$—	$7,339	$—

12/31/2024	FIRST QUARTER	SECOND QUARTER	THIRD QUARTER	FOURTH QUARTER
	(In Thousands)
Maximum Amount
2 Days to 1 Week	$—	$—	$30,004	$—
> 1 Week to 1 Month	$—	$3,000	$170,001	$73,903

Ending Balance
> 1 Week to 1 Month	$—	$3,000	$25,000	$15,001

No securities sold and/or acquired resulted in default.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2025
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
The fair value of the securities acquired by the Company, under repo secured borrowings during the years 2025 and 2024 are as follows:

12/31/2025	FIRST QUARTER	SECOND QUARTER	THIRD QUARTER	FOURTH QUARTER
	(In Thousands)
Maximum Amount	$200,021	$164,964	$91,067	$14,330
Ending Balance	$149,942	$—	$7,339	$—

12/31/2024	FIRST QUARTER	SECOND QUARTER	THIRD QUARTER	FOURTH QUARTER
	(In Thousands)
Maximum Amount	$—	$3,000	$200,005	$73,903
Ending Balance	$—	$3,000	$25,000	$15,001
Securities Acquired Under Repo – The Company did not hold secured borrowings as of December 31, 2025. As of December 31, 2024 the Company held bonds with an NAIC 1 Designation and a fair value of $15.0 in secured borrowings.

Collateral provided for secured borrowings during the years 2025 and 2024 are as follows:

12/31/2025	FIRST QUARTER	SECOND QUARTER	THIRD QUARTER	FOURTH QUARTER
	(In Thousands)
Maximum Amount
Securities (FV)	$210,548	$173,624	$94,053	$14,774

Ending Balance
Securities (FV)	$155,338	$—	$7,696	$—

12/31/2024	FIRST QUARTER	SECOND QUARTER	THIRD QUARTER	FOURTH QUARTER
	(In Thousands)
Maximum Amount
Cash	$—	$—	$—	$252
Securities (FV)	$—	$3,448	$210,531	$77,794

Ending Balance
Cash	$—	$—	$—	$252
Securities (FV)	$—	$3,448	$26,316	$15,254

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2025
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
The Company did not have collateral pledged as of December 31, 2025.

Allocation of aggregate collateral pledged by remaining contractual maturity as of December 31, 2024 were as follows:

	AMORTIZED COST	FAIR VALUE
	(In Thousands)
Overnight and Continuous	$252	$252
> 90 Days	$18,178	$15,254

The Company had no recognized receivable for return of collateral on secured borrowings as of December 31, 2025 or 2024.

The Company recognized liabilities to return collateral on secured borrowings during the year are as follows:

12/31/2025	FIRST QUARTER	SECOND QUARTER	THIRD QUARTER	FOURTH QUARTER
	(In Thousands)
Maximum Amount
Repo Securities Sold/Acquired with Cash Collateral	$200,021	$164,964	$91,067	$14,330

Ending Balance
Repo Securities Sold/Acquired with Securities Collateral (FV)	$150,246	$—	$7,339	$—

12/31/2024	FIRST QUARTER	SECOND QUARTER	THIRD QUARTER	FOURTH QUARTER
	(In Thousands)
Maximum Amount
Repo Securities Sold/Acquired with Cash Collateral	$—	$3,000	$200,005	$73,903

Ending Balance
Repo Securities Sold/Acquired with Cash Collateral	$—	$3,000	$25,000	$15,001

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2025
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
4.    Derivative Financial Instruments Held for Purposes Other than Trading
The Company’s use of derivatives is primarily for economic hedging purposes to reduce the Company’s exposure to cash flow variability of assets and liabilities, interest rate risk, credit risk, and market risk. The Company enters into the following type of derivatives: Credit Contracts, Equity Contracts, Foreign Exchange Contracts and Interest Rate Contracts. The Company's use and hedging strategy of derivatives is detailed in Note 1.

Upfront fees paid or received on derivative contracts are included on the balance sheets as an asset or liability and are being amortized to investment income over the remaining terms of the contracts.

Periodic payments from such contracts are included in investment income on the statements of operations. Accrued amounts payable to or receivable from counterparties are included in other liabilities or accrued investment income on the balance sheet. Gains or losses realized as a result of early terminations are recognized in income in the statement of operations or deferred into IMR and amortized into investment income.

The Company is exposed to credit loss in the event of nonperformance by counterparties on certain derivative contracts; however, the Company does not anticipate nonperformance by any of these counterparties. The amount of such exposure is generally the unrealized gains in such contracts. The Company manages the potential credit exposure from interest rate contracts through careful evaluation of the counterparties’ credit standing, collateral agreements, and master netting agreements.

Under the terms of the Company’s Over-The-Counter ("OTC") Derivative International Swaps and Derivatives Association, Inc. ("ISDA") agreements, the Company may receive from, or deliver to, counterparties, collateral to assure that all terms of the ISDA agreements will be met with regard to the Credit Support Annex ("CSA"). The terms of the CSA call for the Company to pay interest on any cash received equal to the Federal Funds rate. Collateral held is used in accordance with the CSA to satisfy any obligations. Investment grade bonds owned by the Company are the source of noncash collateral posted, which is reported on the balance sheet.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2025
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
The table below summarizes the Company's types and amounts of collateral held, pledged and delivered related to OTC derivative contracts and cleared derivative contracts:

	As of December 31, 2025	As of December 31, 2024
Collateral Type:	(In Thousands)
Cash
Held - OTC contracts	$—	$5,744
Pledged - OTC contracts	$643	$—
Pledged - Cleared Contracts	$17,640	$3,092

Securities
Held	$—	$409
Delivered	$35,660	$27,161

The Company sells credit default swap protection, in conjunction with other investments, to replicate the income characteristics of otherwise permitted investments. The standard contract is five or seven years. In the event of default of the reference entity, the Company would be required to pay the notional amount of the contract. At December 31, 2025 and 2024, the total amount would be $14.2 and $15.2, respectively.

The table below summarizes the Company’s derivative contracts at December 31, 2025 and 2024:

	Notional Amount	Net Carrying Value	Fair Value
	(In Thousands)
December 31, 2025
Derivative contracts:
Credit contracts	$14,198	$—	$(24)
Equity contracts	32,909	718	718
Foreign exchange contracts	105,865	(4,208)	(1,990)
Interest rate contracts	2,785,882	990	(17,077)
Total derivatives	$2,938,854	$(2,500)	$(18,373)

December 31, 2024
Derivative contracts:
Credit contracts	$15,162	$(58)	$(113)
Equity contracts	35,337	713	713
Foreign exchange contracts	115,659	6,009	7,608
Interest rate contracts	3,650,241	(324)	(5,117)
Total derivatives	$3,816,399	$6,340	$3,091

The Company does not have any derivative contracts with financing premiums.

The Company does not have any derivative with excluded components.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2025
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
5.    Concentrations of Credit Risk
The Company held below investment grade corporate bonds with an aggregate book value of $288.0 and $302.0 and an aggregate fair value of $272.9 and $271.7 at December 31, 2025 and 2024, respectively. Those holdings amounted to 4.4% and 4.6% of the Company’s investments in bonds at December 31, 2025 and 2024, respectively. The holdings of below investment grade bonds are widely diversified and of satisfactory quality based on the Company’s investment policies and credit standards.

The Company held unrated bonds with a carrying value of $72.0 and $49.9 with an aggregate fair value of $73.3 and $48.2 at December 31, 2025 and 2024, respectively. The carrying value of these holdings amounted to 1.3% and 0.8% of the Company’s investment in bonds at December 31, 2025 and 2024, respectively.

The Company's commercial mortgage loan portfolio is diversified by geographic region and property type to manage concentration risk. The Company manages risk when originating commercial mortgage loans by generally lending only up to 75% of the estimated fair value of the underlying real estate. Subsequently, the Company continuously evaluates all mortgage loans based on relevant current information including a review of loan-specific credit, property characteristics and market trends. Loan performance is continuously monitored on a loan-specific basis throughout the year. This review includes submitted appraisals, operating statements, rent revenues and annual inspection reports, among other items. This review evaluates whether the properties are performing at a consistent and acceptable level to secure the debt. The components to evaluate debt service coverage are received and reviewed at least annually to determine the level of risk.

The Company rates all commercial mortgages to quantify the level of risk. The Company places those loans with higher risk on a watch list and closely monitors these loans for collateral deficiency or other credit events that may lead to a potential loss of principal and/or interest.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2025
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
Loan-to-value ("LTV") and debt service coverage ("DSC") ratios are measures commonly used to assess the risk and quality of commercial mortgage loans. The LTV ratio is expressed as a percentage of the amount of the loan relative to the value of the underlying property. An LTV ratio in excess of 100% indicates the unpaid loan amount exceeds the value of the underlying collateral. The DSC ratio, based upon the most recently received financial statements, is expressed as a percentage of the amount of a property's net income (loss) to its debt service payments. A DSC ratio of less than 1.0 indicates that property's operations do not generate sufficient income to cover debt payments. These ratios are utilized as part of the review process described above. LTV and DSC ratios as of the dates indicated are presented below:

	2025		2024
	Carrying Value	%	Carrying Value	%
	(In Thousands)		(In Thousands)
Loan-to-Value
0% - 50%	$650,672	71.1%	$757,669	78.6%
50% - 60%	245,234	26.8	185,749	19.3
60% - 70%	17,623	1.9	18,986	2.0
70% - 80%	2,000	0.2	—	—
80% - 90%	—	—	1,056	0.1
Total	$915,530	100.0%	$963,460	100.0%

Debt Service Coverage Ratio
Greater than 1.5x	$662,411	72.4%	$666,231	69.1%
1.25x to 1.5x	121,853	13.3	139,234	14.5
1.0x to 1.25x	100,940	11.0	92,450	9.6
Less than 1.0x	30,326	3.3	54,045	5.6
Not Applicable*	—	—	11,500	1.2
Total	$915,530	100.0%	$963,460	100.0%

*Commercial mortgage loans secured by land or construction loans

If the value of any mortgage loan is determined to be impaired (i.e., when it is probable that the Company will be unable to collect on all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to either the present value of expected cash flows from the loan, discounted at the loan’s effective interest rate, or fair value of the collateral.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2025
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
The following table shows the Company's mortgage loan portfolio diversification by property type:

	As of December 31, 2025		As of December 31, 2024
Property Type	Carrying Value	%	Carrying Value	%
	(In Thousands)		(In Thousands)
Apartments	$224,427	24.4%	$243,753	25.2%
Hotel/Motel	18,824	2.1	23,215	2.4
Industrial	269,645	29.5	259,114	26.9
Mixed Use	10,833	1.2	12,151	1.3
Office	139,697	15.3	161,595	16.8
Other	30,284	3.3	42,451	4.4
Retail	221,821	24.2	221,181	23.0
Total	$915,530	100.0%	$963,460	100.0%

The following table shows the Company's mortgage loan portfolio diversification by region:

	As of December 31, 2025		As of December 31, 2024
Region	Carrying Value	%	Carrying Value	%
	(In Thousands)		(In Thousands)
Pacific	$282,629	30.9%	$290,175	30.2%
South Atlantic	182,722	20.0	221,559	23.1
West South Central	107,584	11.8	96,650	10.0
East North Central	63,482	6.9	67,201	7.0
Middle Atlantic	148,878	16.3	140,730	14.6
Mountain	79,831	8.7	80,200	8.3
West North Central	15,113	1.7	33,975	3.5
New England	15,443	1.7	18,360	1.9
East South Central	19,848	2.2	14,610	1.5
Total	$915,530	100.0%	$963,460	100.0%

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2025
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
The following table shows the carrying value of the Company's mortgage loan portfolio breakdown by year of origination:

Year of Origination	2025	2024
	(In Thousands)
2025	$139,889	$—
2024	57,885	55,011
2023	67,604	85,332
2022	65,990	80,257
2021	75,895	89,333
2020	33,406	37,459
2019 and prior	474,860	616,068
Total	$915,530	$963,460

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2025
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
6.    Reserves
At December 31, 2025 and 2024, the Company’s annuity reserves, including those held in separate accounts and deposit fund liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows:

	General Account	Separate Account with Guarantees	Separate Account Non-Guaranteed	Total	Percent of Total
December 31, 2025	(In Thousands)
Individual Annuities:
Subject to discretionary withdrawal:
With market value adjustment	$5,299	$9,459	$—	$14,758	0.3%
At book value less current surrender charge of 5% or more	11,506	—	—	11,506	0.3
At fair value	—	—	1,025,024	1,025,024	24.1
Total with market value adjustment or at fair value	16,805	9,459	1,025,024	1,051,288	24.7%
Subject to discretionary withdrawal (without adjustment):
At book value without adjustment (minimal or no charge or adjustment)	3,044,231	—	—	3,044,231	71.7
Not subject to discretionary withdrawal	152,185	—	5	152,191	3.6
Total gross individual annuities reserves	3,213,221	9,459	1,025,029	4,247,710	100.0%
Less reinsurance ceded	273,171	—	—	273,171
Total net individual annuities reserves	$2,940,050	$9,459	$1,025,029	$3,974,539
Amount at book value with surrender charge in the current year that will move to at book value without adjustment for the first time within the year after the statement date	$2,069	$—	$—	$2,069

Group Annuities:
Subject to discretionary withdrawal:
With market value adjustment	$—	$—	$—	$—	—%
At book value less current surrender charge of 5% or more	171	—	—	171	—
At fair value	—	—	—	—	—
Total with market value adjustment or at fair value	171	—	—	171	—%
Subject to discretionary withdrawal (without adjustment):
At book value without adjustment (minimal or no charge or adjustment)	1,536,131	—	—	1,536,131	94.4
Not subject to discretionary withdrawal	91,325	—	—	91,325	5.6
Total gross group annuities reserves	1,627,627	—	—	1,627,627	100.0%
Less reinsurance ceded	18,578	—	—	18,578
Total net group annuities reserves	$1,609,049	$—	$—	$1,609,049
Amount at book value with surrender charge in the current year that will move to at book value without adjustment for the first time within the year after the statement date	$77	$—	$—	$77

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2025
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

	General Account	Separate Account with Guarantees	Separate Account Non-guaranteed	Total	Percent of Total
	(In Thousands)
Deposit Type Contracts (no life contingencies):
Subject to discretionary withdrawal:
With market value adjustment	$—	$—	$—	$—	—%
At book value less current surrender charge of 5% or more	—	—	—	—	—
At fair value	—	—	—	—	—
Total with market value adjustment or at fair value	—	—	—	—	—%
Subject to discretionary withdrawal (without adjustment):
At book value without adjustment (minimal or no charge or adjustment)	307,583	—	—	307,583	33.6
Not subject to discretionary withdrawal	607,554	—	—	607,554	66.4
Total gross deposit type contracts reserves	915,138	—	—	915,138	100.0%
Less reinsurance ceded	71,344	—	—	71,344
Total net deposit type contracts reserves	$843,794	$—	$—	$843,794
Amount at book value with surrender charge in the current year that will move to at book value without adjustment for the first time within the year after the statement date	$—	$—	$—	$—

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2025
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

	General Account	Separate Account with Guarantees	Separate Account Non-Guaranteed	Total	Percent of Total
December 31, 2024	(In Thousands)
Individual Annuities:
Subject to discretionary withdrawal:
With market value adjustment	$6,217	$10,872	$—	$17,089	0.4%
At book value less current surrender charge of 5% or more	29,857	—	—	29,857	0.7
At fair value	—	—	1,010,383	1,010,383	22.0
Total with market value adjustment or at fair value	36,074	10,872	1,010,383	1,057,329	23.0%
At book value without adjustment (minimal or no charge or adjustment)	3,370,075	—	—	3,370,075	73.5
Not subject to discretionary withdrawal	159,675	—	6	159,681	3.5
Total gross individual annuities reserves	3,565,824	10,872	1,010,389	4,587,085	100.0%
Less reinsurance ceded	322,385	—	—	322,385
Total net individual annuities reserves	$3,243,439	$10,872	$1,010,389	$4,264,700
Amount at book value with surrender charge in the current year that will move to at book value without adjustment in the year after the statement date	$6,299	$—	$—	$6,299

Group Annuities:
Subject to discretionary withdrawal:
With market value adjustment	$—	$—	$—	$—	—%
At book value less current surrender charge of 5% or more	421	—	—	421	—
At fair value	—	—	—	—	—
Total with market value adjustment or at fair value	421	—	—	421	—%
At book value without adjustment (minimal or no charge or adjustment)	1,672,467	—	—	1,672,467	94.3
Not subject to discretionary withdrawal	99,775	—	—	99,775	5.7
Total gross group annuities reserves	1,772,663	—	—	1,772,663	100.0%
Less reinsurance ceded	22,674	—	—	22,674
Total net group annuities reserves	$1,749,989	$—	$—	$1,749,989
Amount at book value with surrender charge in the current year that will move to at book value without adjustment in the year after the statement date	$189	$—	$—	$189

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2025
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

	General Account	Separate Account with Guarantees	Separate Account Non-Guaranteed	Total	Percent of Total
	(In Thousands)
Deposit-Type Contracts (no life contingencies):
Subject to discretionary withdrawal:
With market value adjustment	$—	$—	$—	$—	—%
At book value less current surrender charge of 5% or more	—	—	—	—	—
At fair value	—	—	—	—	—
Total with market value adjustment or at fair value	—	—	—	—	—%
At book value without adjustment (minimal or no charge or adjustment)	331,153	—	—	331,153	30.5
Not subject to discretionary withdrawal	755,408	—	—	755,408	69.5
Total gross deposit-type contract reserves	1,086,561	—	—	1,086,561	100.0%
Less reinsurance ceded	83,447	—	—	83,447
Total net deposit-type contract reserves	$1,003,114	$—	$—	$1,003,114
Amount at book value with surrender charge in the current year that will move to at book value without adjustment in the year after the statement date	$—	$—	$—	$—

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2025
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
At December 31, 2025 and 2024, the Company’s life insurance reserves, including those held in separate accounts that are subject to discretionary withdrawal and not subject to discretionary withdrawal provisions are summarized as follows:

	Account Value	Cash Value	Reserve
	(In Thousands)
December 31, 2025
General Account
Subject to discretionary withdrawal, surrender values, or policy loans:
Term Policies with Cash Value	$—	$226,237	$880,033
Universal Life	892,420	863,655	1,048,756
Universal Life with Secondary Guarantees	841,751	839,239	2,069,970
Other Permanent Cash Value Life Insurance	217,719	917,069	1,097,763
Variable Life	2,574	2,574	2,574
Variable Universal Life	160,619	160,560	152,023
Miscellaneous Reserves	—	—	114,822
Not subject to discretionary withdrawal
Term Policies without Cash Value	XXX	XXX	6,618,893
Accidental Death Benefits	XXX	XXX	397
Disability- Active Lives	XXX	XXX	26,406
Disability- Disabled Lives	XXX	XXX	219,871
Miscellaneous Reserves	XXX	XXX	422,908
Total gross life insurance reserves	2,115,083	3,009,334	12,654,416
Less reinsurance ceded	1,963,847	2,788,858	11,990,001
Total net general account life insurance reserves	$151,236	$220,476	$664,415

Separate Account with Guarantees
Total net separate account with guaranteed life insurance reserves	$—	$—	$—

Separate Account Non-guaranteed
Subject to discretionary withdrawal, surrender values, or policy loans:
Variable Life	$42,517	$42,517	$42,517
Variable Universal Life	1,715,466	1,715,466	1,715,466
Miscellaneous Reserves	—	—	33,335
Not subject to discretionary withdrawal
Miscellaneous Reserves	XXX	XXX	1,432
Total gross life insurance reserves	1,757,983	1,757,983	1,792,750
Less reinsurance ceded	—	—	—
Total net separate account with non-guaranteed life insurance reserves	$1,757,983	$1,757,983	$1,792,750

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2025
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

	Account Value	Cash Value	Reserve
	(In Thousands)
December 31, 2024
General Account
Subject to discretionary withdrawal, surrender values, or policy loans:
Term Policies with Cash Value	$—	$229,548	$835,602
Universal Life	942,048	910,108	1,098,873
Universal Life with Secondary Guarantees	926,469	923,037	2,170,260
Other Permanent Cash Value life Insurance	223,652	957,180	1,126,510
Variable Life	2,574	2,574	2,574
Variable Universal life	157,178	157,113	148,567
Miscellaneous Reserves	—	—	36,500
Not subject to discretionary withdrawal
Term Policies without Cash Value	XXX	XXX	7,044,113
Accidental Death Benefits	XXX	XXX	393
Disability- Active Lives	XXX	XXX	26,529
Disability- Disabled Lives	XXX	XXX	229,551
Miscellaneous Reserves	XXX	XXX	474,170
Total gross life insurance reserves	2,251,921	3,179,560	13,193,642
Less reinsurance ceded	2,100,973	2,958,655	12,635,429
Total net general account life insurance reserves	$150,948	$220,905	$558,213

Separate Account with Guarantees
Total net separate account with guaranteed life insurance reserves	$—	$—	$—

Separate Account Non-guaranteed
Subject to discretionary withdrawal, surrender values, or policy loans:
Variable Life	$38,723	$38,723	$38,723
Variable Universal life	1,586,638	1,585,378	1,585,378
Miscellaneous Reserves	—	—	—
Not subject to discretionary withdrawal
Miscellaneous Reserves	XXX	XXX	1,975
Total gross life insurance reserves	1,625,361	1,624,101	1,626,076
Less reinsurance ceded	—	—	—
Total net separate account with non-guaranteed life insurance reserves	$1,625,361	$1,624,101	$1,626,076

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2025
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
Deferred and uncollected life insurance premiums and annuity considerations as of December 31, 2025 and 2024 are as follows:

Type	Gross	Net of Loading
	(In Thousands)
December 31, 2025
Ordinary new business	$2,801	$(139)
Ordinary renewal	(83,911)	(87,219)
Group Life	(72,970)	(77,207)
Totals	$(154,080)	$(164,565)

December 31, 2024
Ordinary new business	$3,624	$(158)
Ordinary renewal	(95,272)	(98,093)
Group Life	(91,268)	(95,877)
Totals	$(182,916)	$(194,128)

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2025
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
7.Employee Benefit Plans
Defined Benefit Plan: Voya Services Company (“VSC”) sponsors the Voya Retirement Plan (the “Qualified Plan”). The Qualified Plan is a tax qualified defined benefit plan, the benefits of which are guaranteed (within certain specified legal limits) by the Pension Benefit Guaranty Corporation (“PBGC”). The Qualified Plan operates under a cash balance pension formula where participants earn a credit equal to 4% of eligible pay. The accrued vested balance is portable. The costs allocated to the Company for its employees’ participation in the Qualified Plan, which are based on salary cost incurred, were $4.4, $4.0 and $3.6 for 2025, 2024 and 2023, respectively. VSC is responsible for all Qualified Plan liabilities.

Defined Contribution Plans: VSC sponsors the Voya 401(k) Savings Plan (the “Savings Plan”). Substantially all employees of VSC and its subsidiaries and affiliates (excluding certain employees, including but not limited to Career Agents) are eligible to participate, including the Company’s employees other than Company agents. The Savings Plan is a tax qualified defined contribution plan. Savings Plan benefits are not guaranteed by the Pension Benefit Guaranty Corporation (“PBGC”). The Savings Plan allows eligible participants to defer into the Savings Plan a specified percentage of eligible compensation on a pretax, Roth after-tax, and after-tax basis. VSC matches pretax and Roth after-tax contributions, up to a maximum of 6% of eligible compensation. All matching contributions are subject to a 4 year graded vesting schedule (although certain specified participants are subject to a 5 year graded vesting schedule). All contributions made to the Savings Plan are subject to certain limits imposed by applicable law. Amounts allocated to the Company for the Savings Plan were $8.4, $7.4 and $6.9 for 2025, 2024 and 2023, respectively.

Omnibus Plan: Certain employees of the Company participate in the Omnibus Employee Incentive Plans (the "Omnibus Plans") sponsored by Voya Financial. The Omnibus Plans each permit the granting of a wide range of equity-based awards, including restricted stock units ("RSUs"), performance share units ("PSUs"), and stock options. While the Company is not directly liable for the costs, an allocation is made based on the cost center of the participating employees. The costs allocated to the Company under these holding company arrangements for employee participation were $9.4, $12.6 and $14.2 for 2025, 2024 and 2023, respectively.

The Company also offers deferred compensation plans for eligible employees and certain other individuals who meet the eligibility criteria. The Company’s deferred compensation commitment for employees is recorded on the balance sheet in other liabilities and totaled $0.1 and $0.1 for the years ended December 31, 2025 and 2024, respectively.

As of August 1, 2009, Voya's Postretirement Welfare Plans are no longer eligible for the Medicare Retiree Drug Subsidy (“RDS”) that was being shared with retirees and beneficiaries.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2025
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
Other Benefit Plans: In addition to providing retirement plan benefits, the Company, in conjunction with VSC, provides certain supplemental retirement benefits to eligible employees and health care and life insurance benefits to retired employees and other eligible dependents. The supplemental retirement plan includes a nonqualified defined benefit pension plan and a nonqualified defined contribution plan, which means all benefits are payable from the general assets of the Company. The postretirement health care plan is contributory with retiree contribution levels adjusted annually. The life insurance plan provides a flat amount of noncontributory coverage and optional contributory coverage. Prior to April 1, 2017, coverage for Medicare eligible retirees was provided through a fully insured Medicare Advantage plan. Effective April 1, 2017, the fully insured Medicare Advantage Plan was replaced with access to individual coverage through a private exchange. The Company's premium subsidy ended and was replaced with a monthly health reimbursement arrangement ("HRA") contribution.

A summary of assets, obligations and assumptions of the non-qualified defined benefit and other postretirement benefit plans are as follows:

	Overfunded		Underfunded
	2025	2024	2025	2024
	(In Thousands)
Pension Benefits
Benefit obligation at beginning of year	$—	$—	$15,606	$17,497
Service cost	—	—	—	—
Interest cost	—	—	858	868
Contribution by plan participants	—	—	—	—
Actuarial gain (loss)	—	—	743	(488)
Foreign currency exchange rate changes	—	—	—	—
Benefits paid	—	—	(2,257)	(2,272)
Plan amendments	—	—	—	—
Business combinations, divestitures, curtailments, settlements and special termination benefits	—	—	—	—
Benefit obligation at end of year	$—	$—	$14,950	$15,606

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2025
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

	Overfunded		Underfunded
	2025	2024	2025	2024
	(In Thousands)
Postretirement Benefits
Benefit obligation at beginning of year	$—	$—	$1,827	$2,070
Service cost	—	—	—	—
Interest cost	—	—	91	99
Contribution by plan participants	—	—	478	448
Actuarial gain	—	—	248	287
Foreign currency exchange rate changes	—	—	—	—
Benefits paid	—	—	(1,027)	(1,077)
Plan amendments	—	—	—	—
Business combinations, divestitures, curtailments, settlements and special termination benefits	—	—	—	—
Benefit obligation at end of year	$—	$—	$1,617	$1,827

Special or Contractual Benefits Per SSAP No. 11*
Benefit obligation at end of year	$—	$—	$—	$—

* SSAP No. 11, Postemployment Benefits and Compensated Absences ( "SSAP No. 11")
A reconciliation of the beginning and ending balances of the fair value of plan assets is as follows:

	Pension Benefits		Postretirement Benefits
	2025	2024	2025	2024
	(In Thousands)
Fair value of plan assets at beginning of year	$—	$—	$—	$—
Reporting entity contribution	2,257	2,272	549	629
Plan participants' contributions	—	—	478	448
Benefits paid	(2,257)	(2,272)	(1,027)	(1,077)
Fair value of plan assets at end of year	$—	$—	$—	$—

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2025
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
The funded status of the plans are as follows:

	Pension Benefits		Postretirement Benefits
	2025	2024	2025	2024
	(In Thousands)

Components:
Accrued benefit costs	$12,070	$13,325	$3,094	$3,850
Liability for pension benefits	2,880	2,281	(1,476)	(2,023)

Assets and Liabilities recognized:
Liabilities recognized	$14,950	$15,606	$1,618	$1,827

Unrecognized liabilities	$—	$—	$—	$—

The amount of the net periodic benefit cost recognized is shown below:

	Pension Benefits			Postretirement Benefits			Special or Contractual Benefits Per SSAP No. 11
	2025	2024	2023	2025	2024	2023	2025	2024	2023
	(In Thousands)
Interest cost	$858	$868	$901	$91	$99	$113	$—	$—	$—
Transition asset or obligation	—	—	—	—	—	—	—	—	—
Gains and losses	143	226	—	(273)	(321)	(330)	—	—	—
Prior service cost or credit	—	—	—	(25)	(25)	(177)	—	—	—
Total net periodic benefit cost	$1,001	$1,094	$901	$(207)	$(247)	$(394)	$—	$—	$—

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2025
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
The amounts in unassigned funds (surplus) recognized as components of net periodic benefit cost are as follows:

	Pension Benefits			Postretirement Benefits
	2025	2024	2023	2025	2024	2023
	(In Thousands)
Items not yet recognized - prior year	$2,280	$2,994	$1,580	$(2,023)	$(2,656)	$(3,158)
Net prior service cost or credit recognized	—	—	—	25	25	177
Net gain and loss arising during period	743	(488)	1,414	248	287	(5)
Net gain and loss recognized	(143)	(226)	—	273	321	330
Items not yet recognized - current year	$2,880	$2,280	$2,994	$(1,477)	$(2,023)	$(2,656)

The amounts in unassigned funds (surplus) that have not yet been recognized as components of net periodic benefit cost are as follows:

	Pension Benefits			Postretirement Benefits
	2025	2024	2023	2025	2024	2023
	(In Thousands)
Net transition asset or obligation	$—	$—	$—	$—	$—	$—
Net prior service cost or credit	$—	$—	$—	$(141)	$(166)	$(191)
Net recognized gains and losses	$2,880	$2,280	$2,994	$(1,336)	$(1,857)	$(2,465)

Assumptions used in determining year-end liabilities for the defined benefit plans as of December 31, 2025 and 2024 were as follows:

	2025	2024
Weighted average discount rate	5.63%	5.88%

The weighted-average discount rate used to determine year-end liabilities of other benefit plans was 5.02% and 5.56% as of December 31, 2025 and 2024, respectively.

Assumptions used in determining expense for the defined benefit plans as of December 31, 2025, 2024 and 2023 were as follows:

	2025	2024	2023
Weighted average discount rate	5.88%	5.28%	5.47%

The weighted-average discount rate used to determine expense of other benefit plans was 5.56%, 5.16% and 5.33% as of December 31, 2025, 2024, and 2023, respectively.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2025
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
The amount of accumulated benefit obligation for defined benefit pension plans was $14.9 and $15.6 as of December 31, 2025 and 2024, respectively.

The Company expects to pay the following benefits in future years:

Year ending December 31,	Benefits
(In Thousands)
2026	$2,291
2027	2,160
2028	2,028
2029	1,889
2030	1,752
2030 through 2034	6,698

The Company’s expected future contributions are equal to its expected future benefit payments.

The Company has multiple postretirement welfare benefit plans. The medical plans are contributory, with plan premiums and participants’ contributions adjusted annually. The life insurance plan for retirees is contributory based on retirement date.

The Company does not have any regulatory contribution requirements for 2025, and the Company currently intends to make voluntary contributions of $2.3 to the defined benefit pension plan for 2025.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2025
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
8.Separate Accounts
Separate account assets and liabilities represent funds segregated by the Company for the benefit of certain policy and contract holders who bear the investment risk. Revenues and expenses on the separate account assets and related liabilities equal the benefits paid to the separate account policy and contract holders.

The general nature and characteristics of the separate accounts business is as follows:

	Nonindexed Guarantee Less Than/Equal to 4%	Non-Guaranteed Separate Accounts	Total
	(In Thousands)
December 31, 2025
Premium, consideration or deposits	$—	$38,542	$38,542

Reserves for separate accounts with assets at:
Fair value	$9,459	$2,784,443	$2,793,902
Total reserves	$9,459	$2,784,443	$2,793,902

Reserves for separate accounts by withdrawal characteristics:
Subject to discretionary withdrawal:
With market value adjustment	$9,459	$—	$9,459
At fair value	—	2,784,438	2,784,438
Subtotal	$9,459	$2,784,438	$2,793,897
Not subject to discretionary withdrawal	—	5	5
Total separate account aggregate reserves	$9,459	$2,784,443	$2,793,902

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2025
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

	Nonindexed Guarantee Less Than/Equal to 4%	Non-Guaranteed Separate Accounts	Total
	(In Thousands)

December 31, 2024
Premium, consideration or deposits for the year	$—	$44,129	$44,129

Reserves for separate accounts with assets at:
Fair value	$10,872	$2,636,464	$2,647,336
Total reserves	$10,872	$2,636,464	$2,647,336

Reserves for separate accounts by withdrawal characteristics:
Subject to discretionary withdrawal:
With market value adjustment	$10,872	$—	$10,872
At fair value	—	2,636,458	2,636,458
Subtotal	$10,872	$2,636,458	$2,647,330
Not subject to discretionary withdrawal	—	6	6
Total separate account aggregate reserves	$10,872	$2,636,464	$2,647,336

The Company utilizes separate accounts to record and account for assets and liabilities for particular lines of business. For the years ended December 31, 2025 and 2024, the Company reported assets and liabilities from Individual Annuity, Individual Life and Market Value Adjustment (“MVA”) product lines in separate accounts.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2025
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
Assets in the separate account are considered legally insulated from the general account, providing protection of such assets from being available to satisfy claims resulting in the general account. The assets legally and not legally insulated from the general account are summarized in the following table, by product or transaction type:

Product or Transaction	Legally Insulated Assets
(In Thousands)
December 31, 2025
Individual Annuity	$1,026,474
Individual Life	1,756,476
MVA	9,645
$2,792,595

December 31, 2024
Individual Annuity	$1,012,374
Individual Life	1,622,596
MVA	10,830
$2,645,800

As of December 31, 2025 and 2024 separate account assets for products registered with the SEC totaled $2.8 billion and $2.6 billion, respectively.

In accordance with the products/transactions recorded within the separate account, some separate account liabilities are guaranteed by the general account. To compensate the general account for the risk taken, the separate account paid the following amounts in risk charges:

Year ended	Risk Charges
(In Thousands)
2025	$12,814
2024	12,753
2023	11,532
2022	12,131
2021	14,694

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2025
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
Total separate account guarantees paid by the Company’s general account are as follows:

Year ended	Guarantees Paid
(In Thousands)
2025	$162
2024	311
2023	281
2022	286
2021	200

The Company does not engage in securities lending transactions within the separate account.

A reconciliation of the amounts transferred to and from the separate accounts is presented below:

	Year ended December 31
	2025	2024	2023
	(In Thousands)
Transfers as reported in the Summary of Operations
of the Separate Accounts Statement:
Transfers to separate accounts	$38,163	$44,342	$44,945
Transfers from separate accounts	(235,556)	(234,190)	(177,024)
Transfers as reported in the Statements of Operations	$(197,393)	$(189,848)	$(132,079)

Assets supporting separate accounts with additional insurance benefits and minimum investment return guarantees are comprised of bonds, equity securities, including mutual funds, and other invested assets. The aggregate fair value of the invested assets as of December 31, 2025 and 2024 was $2.8 billion and $2.6 billion, respectively.

The Company has separate account accounts for which less than 100% of investment proceeds, net of contract fees and assessments, are attributable to a contract holder. The reinvestment of investment proceeds within the separate account did not result in the Company having a combined investment portfolio that exceeded the state investment limitations imposed on the general account as of December 31, 2025 and 2024.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2025
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
9.Federal Income Taxes
The Company has entered into a federal tax sharing agreement with members of an affiliated group as defined in Section 1504 of the Internal Revenue Code of 1986, as amended. The agreement provides for the manner of calculation and the amounts/timing of the payments between the parties as well as other related matters in connection with the filing of consolidated federal income tax returns. The federal tax sharing agreement generally provides for a separate entity approach and that Voya Financial, Inc. will pay its subsidiaries for the tax benefits of ordinary and capital losses only to the extent the consolidated tax group actually uses the tax benefit of losses generated.

The following is a list of all affiliated companies that participate in the filing of this consolidated federal income tax return:

Voya Financial, Inc.	Pen-Cal Administrators, Inc.
Voya Holdings Inc.	Voya Special Investments, Inc.
Voya Retirement Insurance and Annuity Company	Voya Institutional Trust Company
ReliaStar Life Insurance Company	Voya Payroll Management, Inc.
ReliaStar Life Insurance Company of New York	Benfitfocus, Inc.
Voya Financial Advisors, Inc.	Benfitfocus.com, Inc.
Voya Services Company	Tango Health, Inc.
Security Life Assignment Corp.

Under the intercompany tax sharing agreement, the Company had a receivable of $6.2 at December 31, 2025 and $24.2 at December 31, 2024, from Voya Financial, Inc., an affiliate, for federal income taxes.

For the tax years 2023 through 2025, Voya Financial, Inc. participates in the Internal Revenue Service ("IRS") Compliance Assurance Process ("CAP"), which is a continuous audit program provided by the IRS. For the 2023 tax year, Voya Financial, Inc. is in the Compliance Maintenance Bridge ("Bridge") phase of CAP. In the Bridge phase, the IRS did not conduct any review or provide any letters of assurance for that tax year. For the 2024 and 2025 tax years, Voya Financial, Inc. is in the Compliance Maintenance Bridge Plus ("Bridge Plus") phase of CAP. In the Bridge Plus phase, the IRS will review the tax return and issue either a full or partial acceptance letter upon completion of review.

Voya Financial, Inc. received a partial acceptance letter for the 2024 tax year and does not anticipate any material adjustments to its tax return as filed.

Voya Financial, Inc. filed amended federal income tax returns for tax years 2012 through 2018 to claim a foreign tax credit instead of utilizing a foreign tax deduction. Voya Financial, Inc. does not anticipate an adjustment to its claim as filed. The audit of the claim is ongoing.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2025
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
In August 2022, the Inflation Reduction Act was signed into law creating the corporate alternative minimum tax ("CAMT"). In September 2024, the Department of Treasury issued proposed regulations providing additional guidance on the CAMT. The Company, as a member of a controlled group, is a nonapplicable taxpayer as it does not expect to be subject to CAMT for 2025. The Company's parent, Voya Financial, Inc., continues to review the proposed regulations, and its CAMT determination will need to be evaluated in light of future guidance.

In July 2025, the One Big Beautiful Bill Act ("OBBBA") was signed into law, which includes changes to the Internal Revenue Code. The OBBBA did not have a material impact on the Company's surplus.

Current income taxes incurred consisted of the following major components:

	Year ended December 31
	2025	2024	2023
	(In Thousands)
Federal tax (benefit) expense on operations	$(19,321)	$(30,316)	$18,503
Federal tax expense (benefit) on capital gains and losses	4,832	5,000	(4,804)
Total current tax (benefit) expense incurred	$(14,489)	$(25,316)	$13,699

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2025
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
The components of deferred tax asset and deferred tax liability that make up a Net Deferred Tax Asset (DTA) at December 31, 2025 and 2024 are as follows:

	12/31/2025			12/31/2024			Change
	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
	(In Thousands)
Gross DTAs	$407,903	$11,769	$419,672	$471,866	$13,878	$485,744	$(63,963)	$(2,109)	$(66,072)
Statutory Valuation Allowance Adjustments	—	—	—	—	—	—	—	—	—
Adjusted gross DTAs	407,903	11,769	419,672	471,866	13,878	485,744	(63,963)	(2,109)	(66,072)
Deferred Tax Assets Nonadmitted	187,942	—	187,942	269,341	—	269,341	(81,399)	—	(81,399)
Admitted Adjusted Gross DTAs	219,961	11,769	231,730	202,525	13,878	216,403	17,436	(2,109)	15,327
Gross Deferred tax liabilities	44,612	11,769	56,381	59,269	13,878	73,147	(14,657)	(2,109)	(16,766)
Net Admitted Adjusted Gross DTAs	$175,349	$—	$175,349	$143,256	$—	$143,256	$32,093	$—	$32,093

The Company has no unrecognized tax liability as of December 31, 2025 and December 31, 2024.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2025
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
The admission calculation components by tax character of admitted adjusted gross deferred tax assets as the result of the application of SSAP No. 101 as of December 31, 2025 and 2024 are as follows:

		12/31/2025			12/31/2024			Change
		Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
		(In Thousands)
a.	Federal income taxes paid in prior years recoverable through loss carrybacks	$—	$—	$—	$—	$—	$—	$—	$—	$—
b.	Adjusted gross DTAs expected to be realized (excluding the amount of DTAs from (a)) after application of the threshold limitation (the lesser of (b)1 and (b)2 below)	175,349	—	175,349	143,256	—	143,256	32,093	—	32,093
	1. Adjusted gross DTAs expected to be realized following the balance sheet date	175,349	—	175,349	143,256	—	143,256	32,093	—	32,093
	2. Adjusted gross DTAs allowed per limitation threshold	XXX	XXX	175,349	XXX	XXX	143,256	XXX	XXX	32,093
c.	Adjusted gross DTAs (excluding the amount of DTAs from (a) and (b) above) offset by gross deferred tax liabilities	44,612	11,769	56,381	59,269	13,878	73,147	(14,657)	(2,109)	(16,766)
d.	Deferred tax assets admitted as the result of application SSAP No. 101 Total	$219,961	$11,769	$231,730	$202,525	$13,878	$216,403	$17,436	$(2,109)	$15,327

The ratio percentage and the amount of adjusted capital and surplus used to determine the recovery period and threshold limitation are as follows:

	2025	2024
	(Amounts in Thousands)
Ratio percentage used to determine recovery period and threshold limitation amount	910.42%	716.81%
Amount of adjusted capital and surplus used to determine recovery period and threshold limitation	$1,313,345	$1,127,179

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2025
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
Below shows the calculation to determine the impact of tax planning strategies on adjusted gross and net admitted DTAs:

	12/31/2025		12/31/2024		Change
	Ordinary	Capital	Ordinary	Capital	Ordinary	Capital
	(Amounts in Thousands)
Adjusted gross DTAs	$407,903	$11,769	$471,866	$13,878	$(63,963)	$(2,109)
Percentage of adjusted gross DTAs by tax character attributable to the impact of tax planning strategies	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Net Admitted Adjusted Gross DTAs	$219,961	$11,769	$202,525	$13,878	$17,436	$(2,109)
Percentage of net admitted adjusted gross DTAs by tax character admitted because of the impact of tax planning strategies	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

The Company’s tax planning strategies do not include the use of reinsurance.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2025
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
The significant components of deferred tax assets and deferred tax liabilities are as follows:

	12/31/2025	12/31/2024	Change
	(In Thousands)
Deferred Tax Assets
Ordinary:
Discounting of unpaid losses	$1,955	$1,537	$418
Policyholder reserves	20,674	38,817	(18,143)
Investments	42,136	39,760	2,376
Deferred acquisition costs	138,026	97,986	40,040
Fixed assets	565	—	565
Compensation and benefits accrual	11,105	9,502	1,603
Pension accrual	5,915	5,153	762
Receivables - nonadmitted	3,047	3,624	(576)
Net operating loss carry-forward	175,510	263,346	(87,836)
Tax credit carry-forward	5,199	5,380	(181)
Other	3,769	6,762	(2,992)
Subtotal	407,903	471,867	(63,964)
Nonadmitted	187,942	269,341	(81,399)
Admitted ordinary deferred tax assets	$219,961	$202,526	$17,435
Capital:
Investments	$11,769	$13,878	$(2,109)
Subtotal	11,769	13,878	(2,109)
Admitted capital deferred tax assets	$11,769	$13,878	$(2,109)
Admitted deferred tax assets	$231,730	$216,404	$15,326

Deferred Tax Liabilities
Ordinary:
Investments	$26,079	$27,197	$(1,118)
Fixed assets	325	4,179	(3,854)
Policyholder reserves	1,610	9,279	(7,669)
Other (including items <5% of total ordinary tax liabilities)	728	838	(110)
Subtotal	$28,743	$41,493	$(12,751)
Capital:
Investments	$27,638	$31,654	$(4,016)
Subtotal	$27,638	$31,654	$(4,016)
Total deferred tax liabilities	$56,381	$73,147	$(16,767)

Net deferred tax assets/(liabilities)	$175,349	$143,257	$32,093

Valuation allowances are provided when it is considered more likely than not that some portion or all of the deferred tax assets will not be realized. As of December 31, 2025 and 2024, the Company had no valuation allowances.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2025
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
The provision for federal income tax expense and change in deferred taxes differs from the amount which would be obtained by applying the statutory federal income tax rate to income (including capital items) before income taxes.

The significant items causing this difference are as follows:

		Year Ended December 31
		2025		2024		2023
		Amount	Effective Tax Rate	Amount	Effective Tax Rate	Amount	Effective Tax Rate
		(Amounts In Thousands)
Ordinary income (loss)		$248,248		$146,496		$421,055
Capital gains (losses)		(18,267)		(9,304)		(6,764)
Total pretax income (loss)		$229,981		$137,192		$414,291
Expected tax expense (benefit) at 21% statutory rate		48,296	21.0%	28,810	21.0%	87,001	21.0%
Increase (decrease) in actual tax reported resulting from:
a.	Dividends received deduction	(12,936)	(5.6)%	(10,893)	(7.9)%	(9,352)	(2.3)%
b.	Interest maintenance reserve	1,787	0.8%	2,685	2.0%	(4,404)	(1.1)%
c.	Reinsurance	(4,743)	(2.1)%	(4,881)	(3.6)%	(4,933)	(1.2)%
d.	Tax credits **	(69)	—%	(403)	(0.3)%	(347)	(0.1)%
e.	Prior year tax (including net operating loss adjs.) **	(1,002)	(0.4)%	(13,642)	(9.9)%	(35,670)	(8.6)%
f.	Other	8,931	3.9%	175	0.0%	161	0.2%
Total income tax reported		$40,265	17.5%	$1,851	1.3%	$32,456	7.8%

Current income taxes incurred		$(14,489)	(6.3)%	$(25,316)	(18.5)%	$13,698	3.3%
Change in deferred income tax*		54,754	23.8%	27,167	19.8%	18,758	4.5%
Total income tax reported		$40,265	17.5%	$1,851	1.3%	$32,456	7.8%
* Excluding tax on unrealized gains (losses) and other surplus items.

** On January 4, 2021, Voya Financial, Inc. completed a series of transactions pursuant to a Master Transaction Agreement with Resolution Life U.S. Holdings Inc. ("Resolution Life US"). As a part of these transactions, Resolution Life US acquired Voya Financial, Inc.'s wholly owned subsidiary, Security Life of Denver Company ("SLD"). SLD generated capital losses in the 2023 and 2022 tax years, which are included in the tax return for Voya Financial, Inc. The Company recorded a $14.2 and $36.6 tax benefit in 2024 and 2023, respectively, resulting in a decrease to the effective tax rate. The decrease to the effective tax rate consists of a $14.1 net operating loss and $0.1 foreign tax credit adjustment, included in the Prior year tax (including net operating loss adjs.) and Tax credit lines, respectively, as of December 31, 2024. The decrease to the effective tax rate consists of a $36.2 net operating loss and $0.4 foreign tax credit adjustment, included in the Prior year tax (including net operating loss adjs.) and Tax credit lines, respectively, as of December 31, 2023.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2025
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
As of December 31, 2025, the Company's tax credit and net operating loss carryforwards, along with origination and expiration dates, are as follows:

	Year of Origination	Year of Expiration	Amount
			(In Thousands)
Low Income Housing Tax Credit	2013	2033	$3,904
Low Income Housing Tax Credit	2014	2034	2
Low Income Housing Tax Credit	2015	2035	2
Total Low Income Housing Credit			$3,908

Foreign Tax Credit	2015	2025	$11
Foreign Tax Credit	2016	2026	204
Foreign Tax Credit	2017	2027	227
Foreign Tax Credit	2018	2028	341
Foreign Tax Credit	2019	2029	147
Foreign Tax Credit	2020	2030	152
Foreign Tax Credit	2022	2032	137
Foreign Tax Credit	2024	2034	71
Total Foreign Tax Credit			$1,290

Net Operating Loss	2018	2033	$826,479
Net Operating Loss	2019	2034	9,284
Total Net Operating Loss			$835,763

There are no amounts of federal income tax incurred that will be available for recoupment in the event of future net losses from 2025 and 2024.

There were no deposits admitted under Section 6603 of the Internal Revenue Service Code as of December 31, 2025 and 2024.

The Company has no tax loss contingencies for which it is reasonably possible that the total liability will significantly increase within twelve months of the reporting date.

The Company has no transferable or non-transferable state tax credit assets as of December 31, 2025 and 2024.

The Company recognizes accrued interest and penalties related to tax contingencies in Federal income taxes and Federal income tax expense on the balance sheet and statements of operation, respectively. The Company had no accrued interest or penalties as of December 31, 2025 and 2024.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2025
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
10.Investment in and Advances to Subsidiaries
The Company has one wholly owned insurance subsidiary, ReliaStar Life Insurance Company of New York (“RNY”). The company also has a minority ownership of Voya Special Investments, Inc. ("VSI"), a non-insurance subsidiary.

On June 24, 2025, the NAIC accepted the SUB-2 filing for VSI. The valuation at the time of filing was $54.8.

Amounts invested in SCA investments within the scope of SSAP 97 (except paragraph 8.b.i entities) are summarized as follows:

	December 31
	2025		2024
	Admitted Amount	Nonadmitted Amount	Admitted Amount	Nonadmitted Amount
	(In Thousands)
SCA Entity
Voya Special Investments, Inc.	$9,027	$—	$54,798	$—
Total amounts invested in SCA entities	$9,027	$—	$54,798	$—

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2025
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
11.Reinsurance
The Company is involved in both ceded and assumed reinsurance with other companies for the purpose of diversifying risk and limiting exposure on larger risks. To the extent that the assuming companies become unable to meet their obligations under these treaties, the Company remains contingently liable to its policyholders for the portion reinsured. To minimize its exposure to significant losses from the reinsurer insolvencies, the Company evaluates the financial condition of the reinsurer and monitors concentrations of credit risk.

The company is not relieved of its primary obligation to the policyholder in a reinsurance transaction.

Assumed premiums amounted to $208.2, $74.9 and $79.5 for 2025, 2024 and 2023, respectively.

The Company’s ceded reinsurance arrangements reduced certain items in the accompanying financial statements by the following amounts:

	2025	2024	2023
	(In Thousands)
Premiums for the year ended	$2,716,569	$2,938,614	$2,586,945
Benefits paid or provided for the year ended	3,234,355	3,189,820	2,891,336
Policy and contract liabilities at year end	13,097,863	13,830,404	14,481,060

The Company has no reinsurance agreements in effect under which the reinsurer may unilaterally cancel the agreement.

The amount of reinsurance credits taken for new agreements executed since January 1, 2025 which include policies or contracts that were in force or which had existing reserves established by the Company were $0.2.

The Company estimates that an aggregate reduction in surplus of $6.3 billion would occur in the event that all reinsurance agreements were terminated, by either party, as of December 31, 2025. The amount estimated as of December 31, 2024 and 2023 was $6.6 billion and $6.8 billion, respectively. This excludes any agreements under which the reinsurer may unilaterally cancel for reasons other than nonpayment of premium or other similar credits.

The Company has written off uncollectible reinsurance claims incurred balances due from Scottish Re of $0.4 in 2023.

The Company has reported claims incurred as a result of commutation of reinsurance with Texas Workers Compensation Insurance Fund of $6.4 and with All State Insurance Company of Canada of $0.3 in 2023.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2025
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
12. Capital and Surplus
Under Minnesota insurance regulations, the Company is required to maintain a minimum total capital and surplus of $2.0. Under Minnesota insurance law, an extraordinary dividend or distribution is defined as a dividend or distribution that, together with other dividends and distributions made within the preceding twelve months, exceeds the greater of (1) 10% of the insurer’s policyholder surplus as of the preceding December 31 or (2) the insurer's net gain from operations for the twelve-month period ended the preceding December 31, in each case determined in accordance with statutory accounting principles. In addition, under Minnesota insurance law, no dividend or other distribution exceeding an amount equal to an insurance company's earned surplus may be paid without the domiciliary insurance regulator's prior approval. An extraordinary dividend or distribution cannot be paid without the prior approval of the Minnesota Department of Commerce-Insurance Division.

On March 8, 2024, the Company declared an ordinary dividend in the amount of $57.0, which was paid to its sole shareholder, Voya Holdings, on March 25, 2024.

On July 15, 2024, the Company declared an ordinary dividend in the amount of $345.0, which was paid to its sole shareholder, Voya Holdings, on July 26, 2024.

Life and health insurance companies are subject to certain Risk Based Capital ("RBC") requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life and health insurance company is to be determined based on the various risk factors related to it. The Company exceeded the minimum RBC requirements that would require any regulatory or corrective action for all periods presented herein.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2025
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
13.Fair Values of Financial Instruments
The fair value of an asset is the amount at which that asset could be bought or sold in a current transaction between willing parties, that is, other than in a forced or liquidation sale. The fair value of a liability is the amount at which that liability could be incurred or settled in a current transaction between willing parties, that is, other than in a forced or liquidation sale.

Fair values are based on quoted market prices when available. When market prices are not available, fair value is generally estimated using discounted cash flow analyses, incorporating current market inputs for similar financial instruments with comparable terms and credit quality (matrix pricing). In instances where there is little or no market activity for the same or similar instruments, the Company estimates fair value using methods, models and assumptions that management believes market participants would use to determine a current transaction price. These valuation techniques involve some level of management estimation and judgment which becomes more significant with increasingly complex instruments or pricing models. Where appropriate, adjustments are included to reflect the risk inherent in a particular methodology, model or input used.

In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in immediate settlement of the financial instrument. Accordingly, the aggregate fair value amounts presented herein do not represent the underlying value of the Company.

Life insurance liabilities that contain mortality risk and all nonfinancial instruments have been excluded from the disclosure requirements. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company’s overall management of interest rate risk, such that the Company’s exposure to changing interest rates is minimized through the matching of investment maturities with amounts due under insurance contracts.

The Company's financial assets and liabilities have been classified, for disclosure purposes, based on a hierarchy defined by SSAP No. 100, Fair Value.

The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument. Financial assets and liabilities recorded at fair value on the balance sheets are categorized as follows:

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2025
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
▪Level 1 - Unadjusted quoted prices for identical assets or liabilities in an active market.

▪Level 2 - Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:
a)Quoted prices for similar assets or liabilities in active markets;
b)Quoted prices for identical or similar assets or liabilities in non-active markets;
c)Inputs other than quoted market prices that are observable; and
d)Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

▪Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability.
The following valuation methods and assumptions were used by the Company in estimating the reported values for the investments and derivatives described below, though the Company’s composition of asset mix can change from period to period and all assets described below may not be held at December 31, 2025.

Bonds and other invested assets: Fair values for corporate bonds, asset-backed securities, U.S. agency bonds, and foreign securities are obtained through observable pricing method such as matrix pricing, market corroborated pricing, or inputs such as yield curves and indices. Several commercial pricing services are used, which incorporate a variety of market observable information in their valuation techniques, including benchmark yields, broker-dealer quotes, credit quality, issuer spreads, bids, offers and other reference data to provide estimated fair values.

Privately placed are determined using a matrix-based pricing model. The model considers the current level of risk-free interest rates, current corporate spreads, the credit quality of the issuer, and cash flow characteristics of the security. Also considered are factors such as the net worth of the borrower, the value of collateral, the capital structure of the borrower, the presence of guarantees, and the Company’s evaluation of the borrower’s ability to compete in its relevant market. Using this data, the model generates estimated market values which the Company considers reflective of the fair value of each privately placed bond.

When a price cannot be obtained from a commercial pricing service, independent broker quotes are solicited. The valuations obtained from brokers and third-party commercial pricing services are non-binding. The valuations are reviewed and validated monthly through

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2025
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
the internal valuation committee price variance review, comparisons to internal pricing models, back testing to recent trades, or monitoring of trading volumes.

Preferred and Common Stock: Fair values of publicly traded equity securities are generally based upon quoted market price, while some preferred and common stock prices are obtained through commercial pricing services. Other equity securities, typically private equities or equity securities not traded on an exchange are valued by other sources such as analytics or brokers.

Mortgage loans: Fair values for commercial real estate loans were generated using a discounted cash flow analyses which utilizes rates currently being offered in the marketplace for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Loans in good standing are discounted using interest rates determined by U.S. Treasury yields on December 31st and spreads applied on new loans with similar characteristics. The amortizing features of all loans are incorporated in the valuation. Where data on option features is available, option values are determined using a binomial valuation method, and are incorporated into the mortgage valuation. Restructured loans are valued in the same manner; however, these loans were discounted at a greater spread to reflect increased risk.

Contract loans: Fair values approximate the carrying value of the loans. Contract loans are collateralized by the cash surrender value of the associated insurance contracts.

Cash equivalents and short-term investments: Fair values are generally determined based on most quoted market prices.

Derivatives: Fair values are generally calculated based on broker/dealer valuations or on internal discounted cash flow pricing models. These models take into account current cash flow assumptions, the counterparties’ credit standing, and observable key financial data, such as yield curves, exchange rates, Standard and Poor’s (“S&P”) 500 Index prices, Secured Overnight Financing Rate (“SOFR”), and Overnight Index Swap Rates (“OIS”), which are obtained from third party sources and uploaded into the derivative accounting system. For those derivatives that are unable to be valued by the accounting system, the Company typically utilizes values established by third party brokers. Valuations for the Company’s futures contracts are based on unadjusted quoted prices from an active exchange. Derivatives which qualify for hedge accounting treatment are reported in a manner that is consistent with the accounting for the hedged asset or liability.

Assets held in separate accounts: Fair values are calculated based on the underlying investments in the separate accounts. The underlying investments include mutual funds, short-term investments and cash, the valuations of which are based upon a quoted market price. The underlying instruments in bonds have valuations that are obtained from third-party

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2025
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
commercial pricing services and brokers and are classified in the fair value hierarchy consistent with the policies described above for bonds.

Supplementary contracts and immediate annuities: Fair value are estimated as the present value of expected cash flows associated with the contract liabilities discounted using risk-free rates plus an adjustment for nonperformance risk. The valuation is consistent with current market parameters. Margins for non-financial risks associated with the contract liabilities are also included.

Deposit type contracts: Fair values are estimated as the present value of expected cash flows associated with the contract liabilities discounted using risk-free rates plus an adjustment for nonperformance risk. The valuation is consistent with current market parameters. Margins for non-financial risks associated with the contract liabilities are also included. For certain deposit type contracts, fair value is estimated by discounting cash flows at rates that are risk-free rates plus an adjustment for nonperformance risk.

Long-term debt: Fair values are based upon discounted future cash flows using a discount rate approximating the current market rate, incorporating nonperformance risk.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2025
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
The following table shows the Company’s financial instruments and the Level within the fair value hierarchy in which the fair value measurements fall as of December 31, 2025:

Type of Financial Instrument	Aggregate Fair Value	Carrying Value	Level 1	Level 2	Level 3
	(In Thousands)
Assets:
Issuer Credit Obligations	$3,308,866	$3,527,673	$98,480	$2,825,764	$384,622
Assets-Backed Securities	2,451,389	2,661,690	—	2,259,262	192,127
Preferred stock	109,839	109,039	2,719	36,172	70,948
Common stock	39,607	39,607	1,628	31,368	6,612
Mortgage loans	900,286	915,530	—	—	900,286
Policy loans	—	—	—	—	—
Contract loans	147,746	147,746	—	147,746	—
Other invested assets	185,978	186,123	—	171,608	14,370
Cash equivalents and short-term investments	106,205	106,205	106,205	—	—
Derivatives
Credit contracts	4	—	—	4	—
Equity contracts	2,388	2,388	—	2,388	—
Foreign exchange contracts	1,225	883	—	1,225	—
Interest rate contracts	37,608	38,486	334	37,273	—
Separate account assets	2,792,595	2,792,595	2,791,860	736	—
Total Assets	$10,083,737	$10,527,967	$3,001,226	$5,513,546	$1,568,965

Liabilities:
Supplementary contracts and immediate annuities	$68,526	$69,432	$—	$—	$68,526
Deposit type contracts	776,346	774,362	—	776,346	—
Derivatives
Credit contracts	27	—	—	27	—
Equity contracts	1,670	1,670	—	1,670	—
Foreign exchange contracts	3,215	5,091	—	3,215	—
Interest rate contracts	54,684	37,496	—	54,684	—
Total Liabilities	$904,468	$888,051	$—	$835,942	$68,526

The Company did not have any financial instruments for which it was not practicable to estimate fair value or measured and reported at net asset value (NAV) as of December 31, 2025.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2025
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
The following table shows the Company’s financial instruments and the Level within the fair value hierarchy in which the fair value measurements fall as of December 31, 2024:

Type of Financial Instrument	Aggregate Fair Value	Carrying Value	Level 1	Level 2	Level 3
	(In Thousands)
Assets:
Bonds, including securities pledged	$5,942,816	$6,553,820	$55,686	$5,477,158	$409,973
Preferred stock	67,470	69,232	2,817	—	64,654
Common stock	37,635	37,635	2,197	31,659	3,779
Mortgage loans	920,735	963,460	—	—	920,735
Contract loans	161,973	161,973	—	161,973	—
Other invested assets	133,537	140,061	—	133,412	125
Cash equivalents and short-term investments	87,226	87,225	82,672	748	3,807
Derivatives
Equity contracts	2,198	2,198	—	2,198	—
Foreign exchange contracts	7,576	6,350	—	7,576	—
Interest rate contracts	45,994	44,788	5	45,989	—
Separate account assets	2,645,800	2,645,800	2,635,872	9,928	—
Total Assets	$10,052,960	$10,712,543	$2,779,249	$5,870,641	$1,403,073

Liabilities:
Supplementary contracts and immediate annuities	$78,109	$79,197	$—	$—	$78,109
Deposit type contracts	925,944	923,916	—	925,944	—
Derivatives
Credit contracts	113	58	—	113	—
Equity contracts	1,485	1,485	—	1,485	—
Foreign exchange contracts	(32)	341	—	(32)	—
Interest rate contracts	51,111	45,112	782	50,329	—
Short-term debt	68,000	68,000	—	68,000	—
Total Liabilities	$1,124,730	$1,118,109	$782	$1,045,839	$78,109

The Company did not have any financial instruments for which it was not practicable to estimate fair value or measured and reported at net asset value (NAV) as of December 31, 2024.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2025
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
The table below shows assets and liabilities measured and reported at fair value as of December 31, 2025:

	Level 1	Level 2	Level 3	Total
	(In Thousands)
Assets:
Asset-Backed Securities	$—	$1,257	$—	$1,257
Preferred stock	2,719	1,036	32,932	36,687
Common stock	1,628	31,368	6,612	39,608
Other invested assets	—	303	1,059	1,362
Derivatives
Equity contracts	—	2,388	—	2,388
Foreign exchange contracts	—	4	—	4
Interest rate contracts	334	38,150	—	38,484
Separate account assets	2,791,860	736	—	2,792,595
Total assets	$2,796,541	$75,242	$40,603	$2,912,385

Liabilities:
Supplementary contracts and immediate annuities	$—	$—	$33,199	$33,199
Deposit type contracts	—	246,922	—	246,922
Derivatives
Equity contracts	—	1,670	—	1,670
Foreign exchange contracts	—	388	—	388
Interest rate contracts	—	37,495	—	37,495
Total liabilities	$—	$286,475	$33,199	$319,674

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2025
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
The table below shows assets and liabilities measured and reported at fair value as of December 31, 2024:

	Level 1	Level 2	Level 3	Total
	(In Thousands)
Assets:
Preferred stock	$2,817	$—	$32,235	$35,052
Common stock	2,197	31,659	3,779	37,635
Other invested assets	—	484	125	609
Derivatives
Equity contracts	—	2,198	—	2,198
Foreign exchange contracts	—	379	—	379
Interest rate contracts	—	44,788	—	44,788
Separate account assets	2,635,872	9,928	—	2,645,800
Total assets	$2,640,886	$89,436	$36,139	$2,766,461

Liabilities:
Supplementary contracts and immediate annuities	$—	$—	$38,847	$38,847
Deposit type contracts	—	395,571	—	395,571
Derivatives
Equity contracts	—	1,485	—	1,485
Interest rate contracts	780	44,327	—	45,107
Total liabilities	$780	$441,383	$38,847	$481,010

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2025
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
The following table summarizes the change in fair value of the Company’s Level 3 assets and liabilities for the year ended December 31, 2025:

Description	Beginning of the Year	Transfers into Level 3	Transfers Out of Level 3	Total Gains and (Losses) Included in Net Income	Total Gains and (Losses) Included in Surplus	Purchases	Issuances	Sales	Settlements	End of the Year
	(In Thousands)
Assets
Preferred Stock	$32,235	$—	$—	$—	$697	$—	$—	$—	$—	$32,932
Common Stock	3,779	—	—	(1,008)	2,269	2,743	—	(1,171)	—	6,612
Other Invested Assets	125	—	—	—	(80)	1,372	—	(125)	(234)	1,059
Total	$36,139	$—	$—	$(1,008)	$2,886	$4,115	$—	$(1,296)	$(234)	$40,603
Liabilities
Supplementary contracts and immediate annuities	$38,847	$—	$—	$—	$—	$—	$—	$—	$(5,648)	$33,199
Total	$38,847	$—	$—	$—	$—	$—	$—	$—	$(5,648)	$33,199

There were no transfers into and out of Level 3 during the year ended December 31, 2025.

The following table summarizes the change in fair value of the Company’s Level 3 assets and liabilities for the year ended December 31, 2024:

Description	Beginning of the Year	Transfers into Level 3	Transfers Out of Level 3	Total Gains and (Losses) Included in Net Income	Total Gains and (Losses) Included in Surplus	Purchases	Issuances	Sales	Settlements	End of the Year
	(In Thousands)
Preferred Stock	$33,317	$—	$—	$—	$(1,082)	$—	$—	$—	$—	$32,235
Common Stock	3,254	—	—	—	525	—	—	—	—	3,779
Other Invested Assets		125								125
Separate account assets	623	—	(576)	—	(46)	—	—	—	—	—
Total	$37,194	$125	$(576)	$—	$(603)	$—	$—	$—	$—	$36,139
Liabilities
Supplementary contracts and immediate annuities	$44,548	$—	$—	$—	$—	$—	$—	$—	$(5,701)	$38,847
Total	$44,548	$—	$—	$—	$—	$—	$—	$—	$(5,701)	$38,847

Transfers into and out of Level 3 during the year ended December 31, 2024 are due to the variation in inputs relied upon for valuation each quarter. Securities that are primarily valued using independent broker quotes, when prices are not available from one of the commercial pricing services, are reflected as transfers into Level 3. These securities are generally less liquid with very limited trading activity or where less transparency exists corroborating the inputs to the valuation methodologies. When securities are valued using more widely available information, the securities are transferred out of Level 3 and into Level 1 or 2, as appropriate.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2025
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
14.Commitments and Contingencies
Operating Leases: The Company is party to certain cost sharing agreements with other affiliated Voya Financial, Inc. companies. Included in these cost sharing arrangements is rent expense, which is allocated to the Company in accordance with systematic cost allocation arrangements. During the years ended December 31, 2025, 2024 and 2023, rent expense totaled $0.9, $1.0 and $1.2, respectively.

Legal Proceedings: The Company is involved in threatened or pending lawsuits or arbitrations arising from the normal conduct of business. Due to the climate in insurance and business litigation and arbitrations, suits against the Company sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. Certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals.

Regulatory Matters: As with many financial services companies, the Company periodically receives informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with examinations, inquiries, investigations and audits of the products and practices of the Company or the financial services industry. Some of the investigations, examinations, audits and inquiries could result in regulatory action against the Company. The potential outcome of such regulatory action is difficult to predict, but could subject the Company to adverse consequences, including, but not limited to, additional payments to beneficiaries, settlement payments, penalties, fines and other financial liability, and changes to the Company's policies and procedures. The potential economic consequences cannot be predicted, but management does not believe that the outcome of any such action will have a material adverse effect on the Company's financial position.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2025
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
Investment Purchase Commitments: As part of its overall investment strategy, the Company has entered into agreements to purchase private placements and commercial mortgage loans of $269.4 and $140.7 at December 31, 2025 and 2024, respectively. The Company is also committed to provide additional capital contributions of $274.4 and $315.6 at December 31, 2025 and 2024, respectively, in partnerships.

Liquidity: The Company’s principal sources of liquidity are product charges, investment income, premiums, proceeds from the maturity and sale of investments, and capital contributions. Primary uses of these funds are payments of commissions and operating expenses, interest credits, investment purchases, and contract maturities, death benefits, withdrawals, surrenders and dividends to its parent.

The Company’s liquidity position is managed by maintaining adequate levels of liquid assets, such as cash, cash equivalents, and short-term investments. In addition, the investment portfolio is primarily composed of high quality fixed income investments, which include holdings of U.S. Government securities, high quality corporate bonds and agency backed residential mortgage backed securities. Asset/liability management is integrated into many aspects of the Company’s operations, including investment decisions, product development, and determination of crediting rates. As part of the risk management process, different economic scenarios are modeled, including cash flow testing required for insurance regulatory purposes, to determine that existing assets are adequate to meet projected liability cash flows.

The fixed account liabilities are supported by a general account portfolio principally composed of fixed rate investments with matching duration characteristics that can generate predictable, steady rates of return. The portfolio management strategy for the general account considers the assets available-for-sale. This strategy enables the Company to respond to changes in market interest rates, prepayment risk, relative values of asset sectors and individual securities and loans, credit quality outlook, and other relevant factors. The Company’s asset/liability management discipline includes strategies to minimize exposure to loss as interest rates and economic and market conditions change. In executing this strategy, the Company uses derivative instruments to manage these risks. The Company’s derivative counterparties are of high credit quality.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2025
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
15.Financing Agreements
The Company has entered into a reciprocal loan agreement with Voya Financial, Inc. to promote efficient management of cash and liquidity and to provide for unanticipated short-term cash requirements. Under this agreement, which expires December 31, 2030, the Company and Voya Financial, Inc. can borrow up to 3% of the Company’s admitted assets excluding separate accounts as of December 31 of the preceding year from one another. Interest on any borrowing by a subsidiary under a reciprocal loan agreement is charged at a rate based on the prevailing market rate for similar third-party borrowing or securities. Under this agreement, the Company received $4.2 interest income for the year ended December 31, 2025, and $4.8 and $4.9 for the years ended December 31, 2024 and 2023, respectively.

There was $0.4 interest expense incurred on borrowed money for the years ended December 31, 2025, and minimal interest expense incurred on borrowed money 2024 and 2023.

As of December 31, 2025, the Company had no outstanding receivable including principal and interest and no outstanding payable under the reciprocal loan agreement with Voya Financial, Inc. As of December 31, 2024, the Company had a $68.0 outstanding payable to Voya Financial, Inc.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2025
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
16.Related Party Transactions
The Company has entered into various management and services contracts with other affiliated Voya Financial, Inc. companies. The costs associated with these agreements are allocated among those companies in accordance with systematic cost allocation methods. Balances due to/from affiliates are settled monthly. The Company's material related party agreements are detailed below:

Investment Management: The Company has entered into an investment advisory agreement with Voya Investment Management LLC ("VIM") under which VIM provides the Company with investment management services. For the years ended December 31, 2025, 2024 and 2023, expenses were incurred in the amounts of $18.4, $21.5, and $19.0, respectively.

The Company has entered into a services agreement with VSC whereby VSC provides certain administrative, management, professional, advisory, consulting and other services to the Company. For the years ended December 31, 2025, 2024 and 2023, expenses were incurred in the amounts of $544.0, $449.9 and $448.3 respectively.

Tax Sharing Agreements: See Note 9 for disclosure related to the federal tax sharing agreement.

The Company has also entered into a state tax sharing agreement with Voya Financial, Inc. and each of the specific subsidiaries that are parties to the agreement. The state tax agreement applies to situations in which Voya Financial, Inc. and all or some of the subsidiaries join in the filing of a state or local franchise, income tax, or other tax return on a consolidated, combined or unitary basis.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2025
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
17.Accident and Health Contracts
The change in the liability for unpaid accident and health claims and claim adjustment expenses is summarized as follows:

	2025	2024
	(In Thousands)
Balance at January 1	$783,615	$538,349
Less reinsurance recoverables	101,931	105,780
Net balance at January 1	681,684	432,569

Incurred related to:
Current year	958,177	1,162,752
Prior years	(485,824)	(276,453)
Total incurred	472,353	886,299

Paid related to:
Current year	433,019	501,229
Prior years	162,397	135,954
Total paid	595,416	637,183

Net balance at December 31	558,623	681,684
Plus reinsurance recoverables	100,797	101,931
Balance at December 31	$659,420	$783,615

The change in incurred losses and loss adjustment expenses attributable to insured events of prior years is generally the result of ongoing analysis of recent loss development trends, but could include a reduction due to retrospectively rated contracts. Incurred and paid claims are presented net of reinsurance. Original estimates are increased or decreased as additional information becomes known regarding individual claims.

The liability for unpaid accident and health claims and claim adjustment expenses is included in accident and health reserves and policy and contract claims on the balance sheets.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2025
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
18.Retrospectively Rated Contracts
The Company estimates accrued retrospective premium adjustments for its group life and health insurance business through a mathematical approach using an algorithm of the Company’s underwriting rules and experience rating practices. The Company records accrued retrospective premium as an adjustment to earned premium. The amount of group life premiums written, net of reinsurance, by the Company that was subject to retrospective rating features was $0.0, $15.8, and $16.7 for December 31, 2025, 2024, and 2023, respectively. This represented 0.0%, 8.4%, and 9.6% of the total group life premiums written, for December 31, 2025, 2024 and 2023, respectively. The amount of group health premiums written, net of reinsurance, which are subject to retrospective rating features by the Company was $138.8, $153.7, and $132.6 for December 31, 2025, 2024 and 2023, respectively. This represented 13.7%, 15.1%, and 14.9% of net group health premiums written at December 31, 2025, 2024 and 2023, respectively.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2025
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
19.Direct Premiums Written/Produced by Managing General Agents/Third Party
Administrators

Name of Managing General Agent or Third Party Administrator	FEIN Number	Exclusive Contract	Type of Business Written	Type of Authority Granted *	Total Direct Premiums Written
					(In Thousands)
2025
Disability Reinsurance Management Services One Riverfront Plaza Westbrook, ME 04092-9700	01-0483086	No	Disability Income	C,CA,B,U	$283,348
Total					$283,348

2024
Disability Reinsurance Management Services One Riverfront Plaza Westbrook, ME 04092-9700	01-0483086	No	Disability Income	C,CA,B,U	$279,625
Total					$279,625

2023
Disability Reinsurance Management Services One Riverfront Plaza Westbrook, ME 04092-9700	01-0483086	No	Disability Income	C,CA,B,U	$252,475
Total					$252,475

* C = Claims payment, CA = Claims adjustment, B = Binding authority, U = Underwriting

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2025
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
20.Subsequent Events
During the first quarter of 2026, the Company sold the Atlanta building. The sale resulted in an impairment loss of $7.3, which reflects the excess of the building’s carrying value over the final sale proceeds, net of closing costs. Because the conditions leading to the sale and the related loss existed as of December 31, 2025, the transaction represents a Type I recognized subsequent event.
On March 3, 2026, the Company declared an ordinary dividend in the amount of $267.0, which was paid to its sole shareholder, Voya Holdings, on March 16, 2026.
The Company is not aware of any other events occurring subsequent to December 31, 2025 that may have a material effect on the Company's financial statements. The Company evaluated events subsequent to December 31, 2025 through April 1, 2026, the date the financial statements were available to be issued.